UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05011

Name of Fund: CMA Multi-State Municipal Series Trust
CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money Fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, CMA Multi-State Municipal
Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 – 09/30/2008

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited) September 30, 2008

CMA Multi-State Municipal Series Trust

CMA Arizona Municipal Money Fund

CMA California Municipal Money Fund

CMA Connecticut Municipal Money Fund

CMA Florida Municipal Money Fund

CMA Massachusetts Municipal Money Fund

CMA Michigan Municipal Money Fund

CMA New Jersey Municipal Money Fund

CMA New York Municipal Money Fund

CMA North Carolina Municipal Money Fund

CMA Ohio Municipal Money Fund

CMA Pennsylvania Municipal Money Fund

2 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

A Letter to Shareholders

Dear Shareholder

It has been a tumultuous period for investors, marked by almost daily headlines related to the housing market turmoil, volatile energy prices, and the escalating credit crisis. The news took an extraordinarily heavy tone in September as the credit crisis boiled over and triggered unprecedented failures and consolidation in the financial sector, stoking fears of a market and economic collapse and prompting the largest government rescue plan since the Great Depression.

Through it all, the Federal Reserve Board (the “Fed”) has taken decisive action to restore liquidity and bolster financial market stability. Key moves included slashing the target federal funds rate 275 basis points (2.75%) between October 2007 and April 2008 and providing massive cash injections and lending programs. As the credit crisis took an extreme turn for the worse, the Fed, in concert with five other global central banks, cut interest rates by 50 basis points in early October in a rare move intended to stave off worldwide economic damage from the intensifying financial market turmoil.

The U.S. economy managed to grow at a slow-but-positive pace through the second quarter of the year, though recent events almost certainly portend a global economic recession.

Against this backdrop, U.S. stocks experienced intense volatility and generally posted losses for the current reporting period, with small-cap stocks faring noticeably better than their larger counterparts. Non-U.S. markets followed the U.S. on the way down and, notably, decelerated at a faster pace than domestic equities — a stark reversal of recent years’ trends, when international stocks generally outpaced U.S. stocks.

Treasury securities also traded in a volatile fashion, but rallied overall (yields fell and prices correspondingly rose) amid an ongoing flight to quality.

The yield on 10-year Treasury issues, which fell to 3.34% in March, climbed to the 4.20% range in mid-June as investors temporarily shifted out of

Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then declined again to 3.85% by period-end as the financial market contagion widened. Tax-exempt issues underperformed overall, as problems among municipal bond insurers and the collapse in the market for auction rate securities pressured the group throughout the course of the past year. At the same time, the above mentioned economic headwinds and malfunctioning credit markets led to considerable weakness in the high yield sector.

Facing unprecedented volatility and macro pressures, the major benchmark indexes generally recorded losses over the six- and 12-month reporting periods:

Total Returns as of September 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(10.87)%	(21.98)%

Small cap U.S. equities (Russell 2000 Index)	(0.54)	(14.48)

International equities (MSCI Europe, Australasia, Far East Index)	(22.35)	(30.50)

Fixed income (Barclays Capital U.S. Aggregate Index)*	(1.50)	3.65

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)*	(2.59)	(1.87)

High yield bonds (Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index)*	(6.77)	(10.51)

* Formerly a Lehman Brothers index. Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For our most current views on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Portfolio Holdings[1]

CMA Arizona Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	94%
Fixed Rate Notes	3
Tax-Exempt Commercial Paper	3

CMA Connecticut Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	80%
Fixed Rate Notes	18
Tax-Exempt Commercial Paper	2

CMA Massachusetts Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	75%
Fixed Rate Notes	13
Tax-Exempt Commercial Paper	12

CMA New Jersey Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	71%
Fixed Rate Notes	24
Tax-Exempt Commercial Paper	5

CMA North Carolina Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	84%
Fixed Rate Notes	14
Tax-Exempt Commercial Paper	2

CMA Pennsylvania Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	93%
Tax-Exempt Commercial Paper	3
Put Bonds	3
Fixed Rate Notes	1

CMA California Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	81%
Fixed Rate Notes	12
Tax-Exempt Commercial Paper	6
Put Bonds	1

CMA Florida Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	90%
Fixed Rate Notes	8
Tax-Exempt Commercial Paper	2

CMA Michigan Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	85%
Fixed Rate Notes	12
Tax-Exempt Commercial Paper	3

CMA New York Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	80%
Fixed Rate Notes	17
Tax-Exempt Commercial Paper	2
Put Bonds	1

CMA Ohio Municipal Money Fund

Percent of Total
Investments

Variable Rate Demand Obligations	68%
Fixed Rate Notes	25
Tax-Exempt Commercial Paper	5
Put Bonds	2

[1]	Based on the market value of total investments of each Fund as of September 30, 2008. Investments are valued at amortized cost, which approximates market value.

4 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of
$1,000 invested on April 1, 2008 and held through September 30, 2008)
is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number for their Fund in the first table under the heading entitled “Expenses Paid
During the Period.”

The second table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses.
In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning dif-
ferent funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the	Annualized
	April 1, 2008	September 30, 2008	Period[1]	Expense Ratio

Actual

CMA Arizona Municipal Money Fund	$1,000	$1,007.90	$3.62	0.72%

CMA California Municipal Money Fund	$1,000	$1,007.90	$2.77	0.55%

CMA Connecticut Municipal Money Fund	$1,000	$1,007.30	$3.27	0.65%

CMA Florida Municipal Money Fund	$1,000	$1,007.30	$3.37	0.67%

CMA Massachusetts Municipal Money Fund	$1,000	$1,007.00	$3.47	0.69%

CMA Michigan Municipal Money Fund	$1,000	$1,008.20	$3.52	0.70%

CMA New Jersey Municipal Money Fund	$1,000	$1,008.00	$2.97	0.59%

CMA New York Municipal Money Fund	$1,000	$1,007.70	$2.77	0.55%

CMA North Carolina Municipal Money Fund	$1,000	$1,007.70	$3.62	0.72%

CMA Ohio Municipal Money Fund	$1,000	$1,008.40	$3.47	0.69%

CMA Pennsylvania Municipal Money Fund	$1,000	$1,007.60	$3.32	0.66%

Hypothetical (5% annual return before expenses)[2]

CMA Arizona Municipal Money Fund	$1,000	$1,021.49	$3.65	0.72%

CMA California Municipal Money Fund	$1,000	$1,022.34	$2.79	0.55%

CMA Connecticut Municipal Money Fund	$1,000	$1,021.84	$3.29	0.65%

CMA Florida Municipal Money Fund	$1,000	$1,021.74	$3.40	0.67%

CMA Massachusetts Municipal Money Fund	$1,000	$1,021.64	$3.50	0.69%

CMA Michigan Municipal Money Fund	$1,000	$1,021.59	$3.55	0.70%

CMA New Jersey Municipal Money Fund	$1,000	$1,022.14	$2.99	0.59%

CMA New York Municipal Money Fund	$1,000	$1,022.34	$2.79	0.55%

CMA North Carolina Municipal Money Fund	$1,000	$1,021.49	$3.65	0.72%

CMA Ohio Municipal Money Fund	$1,000	$1,021.64	$3.50	0.69%

CMA Pennsylvania Municipal Money Fund	$1,000	$1,021.79	$3.35	0.66%

[1] Expenses for each Fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.

CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2008 5

Current Seven-Day Yields

As of September 30, 2008

CMA Arizona Municipal Money Fund	5.19%

CMA California Municipal Money Fund	4.52%

CMA Connecticut Municipal Money Fund	5.02%

CMA Florida Municipal Money Fund	4.41%

CMA Massachusetts Municipal Money Fund	4.62%

CMA Michigan Municipal Money Fund	4.36%

CMA New Jersey Municipal Money Fund	4.52%

CMA New York Municipal Money Fund	5.06%

CMA North Carolina Municipal Money Fund	5.16%

CMA Ohio Municipal Money Fund	4.88%

CMA Pennsylvania Municipal Money Fund	5.63%

6 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Schedule of Investments September 30, 2008 (Unaudited) CMA Arizona Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Arizona — 83.7%
AK-Chin Indian Community, Arizona, Revenue Bonds,
VRDN, 7.25%, 4/01/23 (a)(b)	$ 4,000	$ 4,000,000

Apache County, Arizona, IDA, IDR (Tucson Electric
Power-Springerville), VRDN, 8%, 12/01/20 (a)(b)	3,900	3,900,000

Arizona Board of Regents, Revenue Refunding Bonds
(Arizona State University Project), VRDN, Series B,
7.87%, 7/01/34 (a)(b)	5,340	5,340,000

Arizona Health Facilities Authority, Health Facility
Revenue Bonds (Catholic Healthcare West Project),
VRDN, Series B, 7.88%, 7/01/35 (a)(b)	7,180	7,180,000

Arizona Health Facilities Authority Revenue Bonds
(Banner Health), VRDN, Series C, 8%, 1/01/35 (a)(b)	1,675	1,675,000

Arizona Sports and Tourism Authority, Senior Revenue
Refunding Bonds (Multipurpose Stadium Facility
Project), VRDN, 8.05%, 7/01/36 (a)(b)	5,000	5,000,000

Arizona State Transportation Board, Highway
Revenue Bonds, PUTTERS, VRDN, Series 3096,
4.75%, 7/01/14 (a)(b)(c)	3,090	3,090,000

Avondale, Arizona, IDA, IDR, Refunding (National
Health Investors), VRDN, 7.50%, 12/01/14 (a)(b)	1,590	1,590,000

BB&T Municipal Trust, Arizona Health Facilities
Authority Revenue Bonds, FLOATS, VRDN,
Series 2003, 2.56%, 1/01/37 (a)(b)(c)	9,995	9,995,000

Bank of America MACON Trust, Pinal County, Arizona,
Electrical District Number 3, Electric System
Revenue Bonds, VRDN, Series U-1,
4.70%, 10/03/11 (a)(b)(c)	3,900	3,900,000

Casa Grande, Arizona, IDA, IDR (Price Companies
Inc. Project), VRDN, AMT, Series A,
7.50%, 12/01/17 (a)(b)	835	835,000

Chandler, Arizona, GO, FLOATS, VRDN, Series 49TP,
4.22%, 7/01/26 (a)(b)(c)	2,400	2,400,000

Chandler, Arizona, IDA, IDR (Red Rock Stamping
Company Project), VRDN, AMT, 8%, 2/01/20 (a)(b)	1,075	1,075,000

Coconino County, Arizona, IDA, IDR, VRDN, AMT,
8.15%, 3/01/27 (a)(b)	915	915,000

Coconino County, Arizona, Pollution Control Corporation
Revenue Bonds (Arizona Public Service Co. Project),
VRDN, AMT, 4.60%, 11/01/33 (a)(b)	895	895,000

	Par
Municipal Bonds	(000)	Value

Arizona (continued)
Deutsche Bank SPEARs/LIFERs Trust, Chandler,
Arizona, IDA, IDR, SPEARs, VRDN, AMT,
Series DBE-150, 4.12%, 12/01/12 (a)(b)(c)	$ 2,000	$ 2,000,000

Eagle Tax-Exempt Trust, Salt River Project, Arizona,
Agriculture Improvement and Power District,
Electric System Revenue Bonds, VRDN, Series
2006-0141, Class A, 8.25%, 1/01/37 (a)(b)(c)	2,500	2,500,000

Maricopa County, Arizona, IDA, M/F Housing Revenue
Refunding Bonds VRDN, AMT (a)(b)(d):
(Las Gardenias Apartments LP Project),
Series A, 8.20%, 4/15/33	2,540	2,540,000
(San Martin Apartments Project), Series A-1,
8.30%, 6/15/35	2,000	2,000,000
(Villas Solanas Apartments), Series A,
8.55%, 11/15/32	9,000	9,000,000

Maricopa County, Arizona, School District
Number 66, GO (Roosevelt Elementary
Project of 2007), Series A, 3%, 7/01/09 (e)	2,125	2,142,294

Maricopa County, Arizona, Unified School District
Number 80 (Chandler), GO, 3%, 7/01/09	3,050	3,078,246

Morgan Keegan Municipal Products, Inc., Maricopa
County, Arizona, IDA, VRDN, AMT, Series A,
8.16%, 2/02/09 (a)(b)(c)	4,260	4,260,000

Phoenix, Arizona, IDA, M/F Housing Revenue Bonds
(CenterTree Project), VRDN, AMT, Series A,
8.08%, 10/15/30 (a)(b)	2,810	2,810,000

Phoenix, Arizona, IDA, M/F Housing Revenue
Refunding Bonds (Westward Housing
Apartments Project), VRDN, AMT, Series A,
8.20%, 4/01/33 (a)(b)	3,265	3,265,000

Phoenix, Arizona, IDA, Revenue Bonds VRDN (a)(b):
(Salvo Properties LLC Project), AMT,
8.10%, 3/01/31	2,074	2,074,000
(Southwestern College Project), 8.30%, 7/01/33	3,330	3,330,000
(Swift Aviation Services Inc. Project), AMT,
4.95%, 7/01/24	3,330	3,330,000

Pima County, Arizona, IDA, IDR, Refunding
(Brush Wellman Inc. Project), VRDN,
10%, 9/01/09 (a)(b)	300	300,000

Pima County, Arizona, IDA, IDR (Tucson Electric
Power Company — Irvington Project), VRDN,
8.05%, 10/01/22 (a)(b)	4,000	4,000,000

Portfolio Abbreviations Applicable to All Funds

ACESSM	Adjustable Convertible Extendible	GO	General Obligation Bonds	PUTTERS	Puttable Tax-Exempt Receipts
	Securities	HDA	Housing Development Authority	RAN	Revenue Anticipation Notes
AMT	Alternative Minimum Tax (subject to)	HFA	Housing Finance Agency	ROCS	Reset Option Certificates
ARS	Auction Rate Securities	IDA	Industrial Development Authority	SAN	State Aid Notes
BAN	Bond Anticipation Notes	IDR	Industrial Development Revenue Bonds	S/F	Single-Family
COP	Certificates of Participation	LIFERS	Long Inverse Floating Exempt Receipts	SPEARS	Short Puttable Exempt Adjustable Receipts
CP	Commercial Paper	MERLOTS	Municipal Extendible Receipt Liquidity	TAN	Tax Anticipation Notes
EDA	Economic Development Authority		Option Tender Securities	TRAN	Tax Revenue Anticipation Notes
EDR	Economic Development Revenue Bonds	M/F	Multi-Family	UPDATES	Unit Price Demand Adjustable
FLOATS	Floating Rate Securities	MSTR	Municipal Securities Trust Receipts		Tax-Exempt Securities
GAN	Grant Anticipation Notes	PCR	Pollution Control Revenue Bonds	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

7

Schedule of Investments (concluded)

CMA Arizona Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Arizona (concluded)
Pima County, Arizona, IDA, M/F Housing Revenue
Bonds (Eastside Place Apartments), VRDN, AMT,
Series B, 8.36%, 2/15/31 (a)(b)(d)	$ 2,700	$ 2,700,000

Pima County, Arizona, IDA, Revenue Refunding Bonds
(Broadway Proper Retirement Community), VRDN,
Series A, 7.94%, 12/01/25 (a)(b)(f)	4,160	4,160,000

Salt River Pima-Maricopa Indian Community, Arizona,
Revenue Bonds, VRDN, 7.25%, 10/01/26 (a)(b)	1,800	1,800,000

Salt River Project, Arizona, Agricultural Improvement
and Power District, CP, 1.55%, 11/12/08	5,000	5,000,000

Scottsdale, Arizona, IDA, Hospital Revenue Refunding
Bonds (Scottsdale Healthcare), VRDN, Series C,
8.05%, 9/01/35 (a)(b)(e)	3,150	3,150,000

Scottsdale, Arizona, IDA, Limited Obligation Revenue
Bonds (Notre Dame School), VRDN, Series A,
7.95%, 5/01/21 (a)(b)	2,224	2,224,000

Tempe, Arizona, IDA, Revenue Bonds (ASUF Brickyard,
LLC Project), VRDN, Series A, 7.25%, 7/01/34 (a)(b)	2,270	2,270,000

Tempe, Arizona, Transit Excise Tax Revenue Bonds,
VRDN, 8.05%, 7/01/36 (a)(b)	10,705	10,705,000

Tucson, Arizona, IDA, IDR (Fluoresco Old Nogales
Project), VRDN, AMT, 9.20%, 8/01/25 (a)(b)	2,020	2,020,000

Tucson, Arizona, IDA, Revenue Bonds (United
Way Capital Corporation Project), VRDN,
8.95%, 6/01/21 (a)(b)	3,030	3,030,000

Verrado Western Overlay Community Facilities District,
Arizona, GO, VRDN, 8.10%, 7/01/29 (a)(b)	4,500	4,500,000

Yavapai County, Arizona, IDA, Hospital Facility Revenue
Bonds (Yavapai Regional Medical Center), VRDN,
Series B, 8.40%, 12/01/26 (a)(b)(e)	1,170	1,170,000

		141,148,540

Puerto Rico — 2.7%
Municipal Securities Trust Certificates,
Puerto Rico Electric Power Authority, Power
Revenue Bonds, VRDN, Series 36 Class A,
5.04%, 7/01/32 (a)(b)	1,500	1,500,000
Puerto Rico Commonwealth, Public
Improvement, GO, Refunding, VRDN,
Series A-8, 7.35%, 7/01/34 (a)(b)	3,000	3,000,000

		4,500,000

Total Investments (Cost — $145,648,540*) — 86.4%		145,648,540
Other Assets Less Liabilities — 13.6%		22,937,830

Net Assets — 100.0%		$168,586,370

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) FNMA Collateralized.
(e) FSA Insured.
(f) GNMA Collateralized.
•Effective April 1,2008,the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	—
Level 2	$145,648,540
Level 3	—

Total	$145,648,540

See Notes to Financial Statements. 8 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2008

Schedule of Investments September 30, 2008 (Unaudited) CMA California Municipal Money Fund (Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California — 84.9%
ABAG Finance Authority For Non-Profit Corporations,
California, M/F Revenue Bonds, VRDN, AMT,
Series A (a)(b):
(Colma Bart Apartments), 7.25%, 11/15/35	$ 10,000	$ 10,000,000
(Southport Apartments), 8.05%, 1/15/36 (c)	19,995	19,995,000

ABAG Finance Authority For Non-Profit Corporations,
California, Senior Living Revenue Bonds (Elder
Care Alliance of San Rafael, Inc. Project), VRDN,
7.80%, 11/01/34 (a)(b)	13,785	13,785,000

ABN AMRO MuniTops Certificates Trust, California,
Revenue Refunding Bonds, VRDN, Series 2006-11,
4.36%, 11/01/13 (a)(b)(d)(e)(f)	9,495	9,495,000

BB&T Municipal Trust, Alameda, California, Unified
School District, GO, FLOATS, VRDN, Series 2049,
4.994%, 2/01/27 (a)(b)(f)(g)	8,000	8,000,000

Bank of America AUSTIN Trust, California HFA, Home
Mortgage Revenue Bonds, VRDN, AMT (a)(b)(f):
Series 2008-1100, 8%, 8/01/33	4,095	4,095,000
Series 2008-1101, 6.47%, 8/01/38	9,965	9,965,000
Series 2008-1116, 6.73%, 8/01/28	5,600	5,600,000

Bank of America MACON Trust, California
State, GO, Refunding, VRDN, Series N,
4.01%, 2/01/27 (a)(b)(f)(h)	45,615	45,615,000

Bay Area Toll Authority, California, Toll Bridge Revenue
Bonds (San Francisco Bay Area), VRDN (a)(b):
Series B, 7.62%, 4/01/29	17,000	17,000,000
Series C, 7.75%, 4/01/45	36,600	36,600,000

Bay Area Toll Authority, California, Toll Bridge Revenue
Refunding Bonds (San Francisco Bay Area), VRDN,
Series A-1, 7.66%, 4/01/45 (a)(b)	48,700	48,700,000

Big Bear Lake, California, Industrial Revenue Bonds
(Southwest Gas Corporation Project), VRDN, AMT,
Series A, 7.91%, 12/01/28 (a)(b)	5,400	5,400,000

Butte County, California, Board of Education, TRAN,
3%, 8/28/09	5,300	5,364,503

California Alternative Energy Source Financing
Authority, Cogeneration Revenue Refunding Bonds
(GE Capital Corporation — Arroyo), VRDN, AMT,
Series B, 7.50%, 10/01/20 (a)(b)	21,180	21,180,000

California Community College Financing Authority,
GO, TRAN, Series A, 3.50%, 6/30/09	48,760	49,387,176

California Educational Facilities Authority Revenue
Bonds, VRDN (a)(b):
(Life Chiropractic College), 7.43%, 1/01/25	10,050	10,050,000
(Pomona College), Series B, 7%, 1/01/54	6,000	6,000,000
PUTTERS, Series 2495, 6.68%, 10/01/15 (f)	2,125	2,125,000

California HFA, Home Mortgage Revenue Bonds,
VRDN, AMT (a)(b):
Series B, 7.75%, 2/01/16	12,375	12,375,000
Series B, 7.75%, 2/01/35	41,905	41,905,000
Series B, 7.75%, 8/01/35	17,860	17,860,000
Series F, 7.85%, 2/01/40	15,000	15,000,000
Series Q, 7.75%, 8/01/33	12,975	12,975,000

	Par
Municipal Bonds	(000)	Value

California (continued)
California HFA, M/F Housing Revenue Bonds, VRDN,
AMT, Series C (a)(b):
7.75%, 2/01/37	$ 11,985	$ 11,985,000
7.75%, 8/01/37	13,900	13,900,000

California HFA, M/F Housing Revenue Bonds III,
VRDN, AMT, Series C, 4.25%, 8/01/42 (a)(b)	6,055	6,055,000

California HFA, M/F Housing Revenue
Refunding Bonds III, VRDN, AMT, Series G,
7.75%, 8/01/36 (a)(b)	13,915	13,915,000

California Health Facilities Financing Authority
Revenue Bonds, VRDN (a)(b):
(Kaiser Permanente), Series C, 7.69%, 6/01/41	10,000	10,000,000
(Scripps Health), Series F, 7.62%, 10/01/31	4,100	4,100,000

California Infrastructure and Economic Development
Bank, Revenue Refunding Bonds, VRDN (a)(b):
(Guided Discoveries Inc. Project), 7.96%, 6/01/32	3,165	3,165,000
(J. Paul Getty Trust), Series A1, 1.70%, 4/01/09	6,680	6,680,000
(J. Paul Getty Trust), Series A4, 1.70%, 4/01/09	4,560	4,560,000
(Rand Corporation), Series B, 4%, 4/01/42	4,690	4,690,000

California Municipal Finance Authority, Solid Waste
Disposal Revenue Bonds (Waste Management, Inc.
Project), VRDN, AMT, Series A, 7.25%, 2/01/19 (a)(b)	5,000	5,000,000

California Pollution Control Financing Authority,
Resource Recovery Revenue Bonds (Wadham
Energy LP Project), VRDN, AMT, Series C,
8%, 11/01/17 (a)(b)	2,300	2,300,000

California Pollution Control Financing Authority, Solid
Waste Disposal Revenue Bonds, VRDN, AMT (a)(b):
(Browning-Ferris Industries of California, Inc.
Project), Series A, 7.75%, 9/01/19	9,600	9,600,000
(EDCO Disposal Corporation Project), Series A,
8.48%, 10/01/37	7,990	7,990,000
(Sierra Pacific Industries, Inc. Project),
8%, 8/01/13	8,675	8,675,000
(South Tahoe Refuse Project), Series A,
8.55%, 4/01/38	5,535	5,535,000

California State, CP:
1.46%, 10/02/08	70,000	70,000,000
1.70%, 10/08/08	40,700	40,700,000
1.35%, 10/09/08	34,400	34,400,000
1.40%, 11/03/08	47,100	47,100,000

California State Department of Water Resources,
Power Supply Revenue Bonds, VRDN (a)(b):
Series C-1, 7.95%, 5/01/22	4,100	4,100,000
Series C-4, 7.75%, 5/01/22	44,500	44,500,000

California State Department of Water Resources,
Power Supply Revenue Refunding Bonds, VRDN (a)(b):
Sub-Series G-2, 7.75%, 5/01/11	9,060	9,060,000
Sub-Series J-1, 3.95%, 5/01/18	16,475	16,475,000

California State Enterprise Development Authority,
IDR, Refunding (Evapco Project), VRDN, AMT,
8.04%, 6/01/28 (a)(b)	6,000	6,000,000

California State, GO, FLOATS, VRDN, Series A-2,
4%, 5/01/33 (a)(b)(f)	6,200	6,200,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

9

Schedule of Investments (continued)

CMA California Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California (continued)
California State, GO, MERLOTS, VRDN, Series B-45,
5.40%, 10/01/29 (a)(b)(f)	$ 85	$ 85,000

California State, GO, MSTR, VRDN (a)(b)(f):
Series SGA-7, 8.35%, 9/01/18 (g)	915	915,000
Series SGA-39, 8.95%, 6/01/14 (d)	2,510	2,510,000

California State, GO, ROCS, VRDN, Series II-R-623,
8.40%, 4/01/31 (a)(b)(f)(h)	5,000	5,000,000

California State, GO, Refunding, FLOATS,
VRDN (a)(b)(f):
Series 1599, 4.09%, 3/01/35 (d)	14,078	14,077,500
Series 2661, 4.87%, 4/01/38	14,505	14,505,000

California State, GO, Refunding, ROCS, VRDN (a)(b)(f):
PUTTERS, Series 1933, 7.35%, 12/01/13	28,860	28,860,000
ROCS, Series II-R-622PB, 4.38%, 3/01/34 (h)(i)	2,445	2,445,000
ROCS, Series II-R-846, 4.20%, 10/01/36 (h)(i)	15,080	15,080,000
Series A-2, 3.75%, 5/01/34	15,450	15,450,000

California State, GO, VRDN, Series A-3,
4.80%, 5/01/33 (a)(b)	11,200	11,200,000

California State University, Revenue Refunding
Bonds, PUTTERS, VRDN, Series 1435,
5.25%, 11/01/13 (a)(b)(d)(f)	2,940	2,940,000

California Statewide Communities Development
Authority, M/F Housing Revenue Bonds, VRDN,
AMT (a)(b):
(Canyon Creek Apartments), Series C,
8.05%, 6/15/25 (c)	21,500	21,500,000
(Crossings Senior Apartments), Series I,
7.89%, 7/15/40	17,150	17,150,000
(Greentree Senior Apartments Project), Series P,
8%, 11/15/30 (c)	7,350	7,350,000
(Hallmark Housing Apartments), Series ZZ,
8.05%, 12/15/36 (c)	6,420	6,420,000
(Hermosa Vista Apartments), Series XX,
8.05%, 5/15/36 (c)	6,700	6,700,000
(Kimberly Woods), Series B, 8.05%, 6/15/25 (c)	4,200	4,200,000
(Knolls at Green Valley), Series FF,
8.05%, 7/15/36 (c)	13,205	13,205,000
(Las Flores Village Apartments), Series JJ,
7.91%, 6/15/38	13,500	13,500,000
(Oakmont Chino Hills), Series P,
8.05%, 6/01/36 (c)	10,100	10,100,000
(Oakmont of Alameda LP), Series WW,
8.05%, 12/15/36 (c)	12,680	12,680,000
(Second Street Senior Apartments), Series TT,
8.05%, 12/15/36 (c)	5,335	5,335,000
(Vineyard Creek LP), Series W,
8.05%, 12/01/36 (c)	23,500	23,500,000
(Westgate Pasadena Apartment), Series G,
7.60%, 4/01/42	81,500	81,500,000

California Statewide Communities Development
Authority, M/F Housing Revenue Bonds, PUTTERS,
VRDN, AMT, Series 1358, 5.07%, 7/01/11 (a)(b)(f)	27,420	27,420,000

California Statewide Communities Development
Authority, M/F Housing Revenue Refunding
Bonds, PUTTERS, VRDN, Series 2680,
7.96%, 5/15/16 (a)(b)(f)	16,700	16,700,000

	Par
Municipal Bonds	(000)	Value

California (continued)
California Statewide Communities Development
Authority Revenue Bonds, VRDN (a)(b):
ROCS, Series II-R-10248CE, 6.53%, 7/01/44 (f)	$ 32,800	$ 32,800,000
Series J, 7.69%, 4/01/36	20,700	20,700,000
Series L, 7.69%, 4/01/38	21,800	21,800,000

California Statewide Communities Development
Authority, Revenue Refunding Bonds, VRDN (a)(b):
(John Muir Health), Series B, 6.25%, 8/15/36	14,700	14,700,000
(Kaiser Permanente), Series D, 7.68%, 5/01/33	7,000	7,000,000
(Presbyterian Homes), Series B,
7.80%, 11/15/36	3,500	3,500,000
(Rady Children’s Hospital), Series A,
7.10%, 8/15/47	6,200	6,200,000
(Retirement Housing Foundation),
7.80%, 9/01/30	6,100	6,100,000
(Saint Joseph Health System), Series C,
6.25%, 7/01/21	34,900	34,900,000

Carlsbad, California, M/F Housing Revenue Bonds
(The Greens Apartments), VRDN, AMT, Series A,
8%, 6/01/46 (a)(b)	14,115	14,115,000

Contra Costa County, California, M/F Housing Revenue
Bonds, VRDN, AMT (a)(b):
(Creekview Apartments), Series B,
8.05%, 7/01/36 (j)	17,700	17,700,000
(Pleasant Hill Bart Transit Station Project),
Series A, 7.89%, 4/15/46	30,000	30,000,000

Deutsche Bank SPEARs/LIFERs Trust, Anaheim,
California, Public Financing Authority, Subordinate
Lease Revenue (Public Improvement Project),
SPEARs, VRDN, AMT, Series DB-665,
4.16%, 9/01/30 (a)(b)(f)	10,405	10,405,000

Deutsche Bank SPEARs/LIFERs Trust, Azusa,
California, Public Financing Authority Revenue
Bonds, SPEARs, VRDN, Series DB-561,
4.05%, 7/01/31 (a)(b)(f)(g)	1,110	1,110,000

Deutsche Bank SPEARs/LIFERs Trust, Sacramento
County, California, Airport System Revenue
Bonds, SPEARs, VRDN, AMT, Series DB-646,
4.18%, 7/01/39 (a)(b)(f)(g)	46,420	46,420,000

Deutsche Bank SPEARs/LIFERs Trust, San Jose,
California, Airport Revenue Refunding Bonds,
SPEARs, VRDN, AMT (a)(b)(f)(h):
Series DB-480, 4.06%, 3/01/37	9,880	9,880,000
Series DB-484, 4.06%, 3/01/37	20,880	20,880,000
Series DB-544, 3.75%, 3/01/21	9,110	9,110,000

Eagle Tax-Exempt Trust, Arcadia, California, Unified
School District, GO, VRDN, Series 2007-0018,
Class A, 8.42%, 8/01/37 (a)(b)(f)(g)	11,880	11,880,000

Eagle Tax-Exempt Trust, California State University,
Revenue Refunding Bonds, VRDN, Series 2005-
0082, Class A, 8.13%, 11/01/35 (a)(b)(d)(f)(i)	15,000	15,000,000

Eagle Tax-Exempt Trust, Los Angeles, California,
Department of Water and Power Revenue
Bonds, VRDN, Series 2006-0010 Class A,
8.44%, 7/01/35 (a)(b)(f)(g)	13,000	13,000,000

See Notes to Financial Statements.

10 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Schedule of Investments (continued)

CMA California Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California (continued)
Eagle Tax-Exempt Trust, San Diego, California,
Community College District, GO, VRDN, Series
2006-0042 Class A, 8.43%, 5/01/30 (a)(b)(f)(g)	$ 9,900	$ 9,900,000

Eagle Tax-Exempt Trust, University of California, Revenue
Refunding Bonds, VRDN, Series 2005-0006,
Class A, 8.44%, 5/15/33 (a)(b)(f)(g)(h)	2,445	2,445,000

East Bay Municipal Utility District, California,
Wastewater System Revenue Bonds, ROCS, VRDN,
Series 2007-0072, 8.42%, 6/01/37 (a)(b)(f)(h)	4,720	4,720,000

East Bay Municipal Utility District, California, Water
System Revenue Refunding Bonds, VRDN (a)(b):
Sub-Series A-2, 8%, 6/01/38	7,575	7,575,000
Sub-Series A-3, 8%, 6/01/38	7,580	7,580,000
Sub-Series C-2, 8%, 6/01/26	5,660	5,660,000
Sub-Series C-3, 8%, 6/01/26	3,785	3,785,000

Eastern Municipal Water District, California, Water
and Sewer Revenue Refunding Bonds, COP, VRDN,
Series C, 7.67%, 7/01/20 (a)(b)	4,780	4,780,000

Eclipse Funding Trust, Solar Eclipse Certificates,
California, GO, Refunding, VRDN, Series 2005-0004,
4.06%, 6/01/24 (a)(b)(d)(f)	19,820	19,820,000

Eclipse Funding Trust, Solar Eclipse Certificates,
California, Tax Allocation Refunding Bonds, VRDN,
Series 2006-0044, 4.25%, 2/01/15 (a)(b)(f)(h)	12,540	12,540,000

Eclipse Funding Trust, Solar Eclipse Certificates,
Elsinore Valley, California, Municipal Water
District, COP, VRDN, Series 2007-0069,
4.59%, 7/01/34 (a)(b)(d)(f)	9,440	9,440,000

Eclipse Funding Trust, Solar Eclipse Certificates,
Sonoma County, California, Junior College District,
GO, Refunding, VRDN, Series 2006-0014,
4.05%, 8/01/29 (a)(b)(f)(g)	6,940	6,940,000

Fremont, California, Union High School District,
Santa Clara County, GO, TRAN, 2.75%, 7/23/09	9,200	9,287,382

Golden Empire Schools Financing Authority, California,
Lease Revenue Refunding Bonds (Kern High
School District Projects), 3%, 5/01/09	21,000	21,066,012

Golden State Tobacco Securitization Corporation
of California, Tobacco Settlement Revenue
Bonds, ROCS, VRDN, Series II-R-841CE,
8.15%, 6/01/17 (a)(b)(f)	6,000	6,000,000

Irvine, California, Improvement Bond Act of 1915,
Special Assessment Refunding Bonds (Assessment
District Number 89-10), UPDATES, VRDN,
5.50%, 9/02/15 (a)(b)	5,350	5,350,000

Loma Linda, California, M/F Housing Revenue
Refunding Bonds (Loma Linda Springs), VRDN,
AMT, 8%, 12/15/31 (a)(b)(c)	19,430	19,430,000

Los Angeles, California, Community Redevelopment
Agency, M/F Housing Revenue Bonds (Hollywood
and Vine Apartments Project), VRDN, AMT, Series A,
8.05%, 4/15/42 (a)(b)(c)	99,400	99,400,000

	Par
Municipal Bonds	(000)	Value

California (continued)
Los Angeles, California, Department of Water and Power,
Waterworks Revenue Bonds, ROCS, VRDN (a)(b)(f):
Series II-R-11625, 5.09%, 7/01/43 (i)(k)	$ 7,000	$ 7,000,000
Series II-R-12087, 4.46%, 7/01/16 (g)(h)	28,500	28,500,000

Los Angeles, California, GO, TRAN, 3%, 6/30/09	80,000	80,854,256

Los Angeles, California, Unified School District, COP,
Refunding (Administration Building Project), VRDN,
Series A, 7.30%, 10/01/24 (a)(b)	11,500	11,500,000

Los Angeles, California, Unified School District, GO,
FLOATS, VRDN, Series 9TP, 4.12%,
7/01/31 (a)(b)(f)(h)	2,290	2,290,000

Los Angeles, California, Unified School District, GO,
TRAN, Series A, 3%, 7/30/09	72,500	73,379,304

Los Angeles, California, Water and Power Revenue
Refunding Bonds, VRDN, Sub-Series B-6,
4%, 7/01/34 (a)(b)	7,300	7,300,000

Metropolitan Water District of Southern California,
Waterworks Revenue Refunding Bonds, VRDN,
Series A-1, 7.05%, 7/01/37 (a)(b)	16,550	16,550,000

Milpitas, California, M/F Housing Revenue Bonds
(Crossing at Montague), VRDN, AMT, Series A,
8.05%, 8/15/33 (a)(b)(c)	20,000	20,000,000

Municipal Securities Trust Certificates, Modesto,
California, Irrigation District Financing Authority
Revenue Bonds, VRDN, Series SGC 44, Class A,
3.37%, 9/01/37 (a)(b)(d)(f)	9,845	9,845,000

Municipal Securities Trust Certificates, Sacramento
County, California, Sanitation District Financing
Authority, Revenue Refunding Bonds, VRDN,
Class A (a)(b)(f)(k):
Series SGC-47, 2.49%, 12/01/35	13,650	13,650,000
Series SGC-49, 2.49%, 12/01/35	2,500	2,500,000

Napa Valley, California, Unified School District, GO,
TRAN, 4.25%, 10/01/08	8,590	8,590,195

Newport Beach, California, Revenue Refunding Bonds
(Hoag Memorial Hospital Presbyterian), VRDN,
Series D, 7.65%, 12/01/40 (a)(b)	15,000	15,000,000

Norwalk-La Mirada Unified School District,
California, GO, FLOATS, VRDN, Series SG-169,
4.54%, 8/01/27 (a)(b)(f)(k)	20,000	20,000,000

Orange County, California, Water District Revenue
Refunding Bonds, COP, VRDN, Series A,
7.64%, 8/01/41 (a)(b)	33,100	33,100,000

Paramount, California, Unified School
District, GO, PUTTERS, VRDN, Series 2060,
5.25%, 8/01/15 (a)(b)(f)(g)	3,260	3,260,000

Riverside, California, COP, Refunding, VRDN,
7.05%, 3/01/37 (a)(b)	19,500	19,500,000

Riverside, California, Electric Revenue Refunding
Bonds, VRDN, Series A, 7.30%, 10/01/29 (a)(b)	9,515	9,515,000

Riverside County, California, IDA, IDR (Universal Forest
Products), VRDN, AMT, 7.50%, 8/01/29 (a)(b)	3,300	3,300,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

11

Schedule of Investments (continued) CMA California Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

California (continued)
Sacramento, California, Housing Authority, M/F
Housing Revenue Bonds, VRDN, AMT (a)(b):
(Greenfair Apartments), Series G,
7.89%, 12/01/30	$ 11,200	$ 11,200,000
(Lofts at Natomas Apartments), Series F,
8.05%, 4/15/36 (c)	19,190	19,190,000

Sacramento County, California, GO, TRAN,
2.50%, 8/07/09	80,000	80,611,042

Sacramento County, California, Sanitation District
Financing Authority Revenue Bonds, ROCS, VRDN,
Series II-R-504, 4%, 12/01/35 (a)(b)(f)(h)	3,230	3,230,000

Sacramento County, California, Sanitation District
Financing Authority, Revenue Refunding Bonds,
VRDN, Sub-Lien, Series D, 4%, 12/01/39 (a)(b)	15,200	15,200,000

Sacramento County, California, Water Financing
Authority Revenue Bonds, FLOATS, VRDN,
Series 1769, 3.20%, 6/01/39 (a)(b)(f)(k)	14,070	14,070,000

San Bernardino County, California, Flood Control
District, Judgment Obligation Revenue Refunding
Bonds, VRDN, 7.50%, 8/01/37 (a)(b)	5,500	5,500,000

San Diego, California, Housing Authority, M/F Housing
Revenue Bonds, VRDN, AMT (a)(b):
(Bay Vista Apartments Project), Series A,
8.05%, 2/15/38 (c)	4,800	4,800,000
(Studio 15 Housing Partners), Series B,
7.919%, 10/01/39	15,500	15,500,000

San Diego, California, Public Facilities Financing
Authority, Water Revenue Bonds, PUTTERS, VRDN,
Series 2595, 5.25%, 4/15/09 (a)(b)(f)	32,355	32,355,000

San Diego, California, Unified School District, GO,
TRAN, 3%, 7/01/09	11,600	11,717,383

San Diego County, California, COP (San Diego Jewish
Academy), VRDN, 7.94%, 12/01/28 (a)(b)	5,470	5,470,000

San Diego County, California, Regional Transportation
Commission, Limited Sales Tax Revenue Refunding
Bonds, VRDN, Series D, 6.50%, 4/01/38 (a)(b)	19,000	19,000,000

San Diego County, California, School District Note
Participants Revenue Bonds, TRAN:
3.50%, 6/30/09	10,100	10,243,470
Series B, 3.50%, 6/30/09	18,300	18,551,716

San Francisco, California, City and County Airport
Commission, International Airport Revenue
Refunding Bonds, VRDN, AMT, Second Series (a)(b):
Issue 34A, 7.95%, 5/01/29 (l)	47,450	47,450,000
Issue 36A, 7.40%, 5/01/26	21,750	21,750,000
Second Series 37C, 8%, 5/01/29 (g)	33,500	33,500,000

San Francisco, California, City and County
Redevelopment Agency, M/F Housing Revenue
Bonds (Third and Mission Associates LLC), VRDN,
AMT, Series C, 8%, 6/15/34 (a)(b)(c)	15,000	15,000,000

	Par
Municipal Bonds	(000)	Value

California (concluded)
San Francisco, California, City and County
Redevelopment Agency, M/F Housing Revenue
Refunding Bonds (Fillmore Center), VRDN, AMT,
Series B-2, 7.98%, 12/01/17 (a)(b)(j)	$ 6,750	$ 6,750,000

San Francisco, California, City and County Unified
School District, GO, TRAN, 4%, 11/14/08	44,200	44,233,751

San Jose, California, Airport Revenue Bonds, CP,
1.53%, 11/06/08	21,596	21,596,000

San Jose, California, Financing Authority, Lease
Revenue Refunding Bonds, VRDN (a)(b):
(Civic Center Project), Series A, 7%, 6/01/39	6,000	6,000,000
ROCS, Series II-R-11629, 5.16%, 6/01/37 (f)(h)(i)	30,960	30,960,000

San Jose, California, M/F Housing Revenue Bonds,
VRDN (a)(b):
(Carlton Homes), AMT, Series A,
8%, 10/15/32 (c)	12,000	12,000,000
(Siena Renaissance Square Apartments),
8.05%, 12/01/29 (j)	49,500	49,500,000

San Jose, California, M/F Housing Revenue Refunding
Bonds (Almaden Lake Village Apartments), VRDN,
AMT, Series A, 8.08%, 3/01/32 (a)(b)(c)	2,000	2,000,000

San Mateo County, California, Community College
District, GO, ROCS, VRDN, Series II-R-647WFZ,
5.79%, 9/01/21 (a)(b)(d)(f)	1,650	1,650,000

Santa Clara Valley, California, Transportation Authority,
Sales Tax Revenue Refunding Bonds, VRDN,
Series D, 6.25%, 4/01/36 (a)(b)	8,175	8,175,000

Santa Rosa, California, M/F Housing Revenue Bonds
(Crossings at Santa Rosa), VRDN, AMT, Series A,
7.89%, 4/01/46 (a)(b)	9,000	9,000,000

Semitropic Improvement District, Semitropic Water
Storage District, California, Revenue Refunding
Bonds, VRDN, Series A, 8%, 6/01/38 (a)(b)	35,200	35,200,000

Simi Valley, California, M/F Housing Revenue Bonds,
VRDN (a)(b):
(Parker Ranch Project), AMT, Series A,
8.05%, 7/15/36 (c)	12,500	12,500,000
(Shadowridge Apartments), 8.05%, 9/01/19 (j)	19,100	19,100,000

South Placer, California, Wastewater Authority,
Wastewater Revenue Refunding Bonds, VRDN,
Series A, 6.25%, 11/01/35 (a)(b)	11,600	11,600,000

University of California Revenue Bonds, VRDN (a)(b)(f):
PUTTERS, Series 1231, 4.75%, 5/15/12 (d)	20,715	20,715,000
PUTTERS, Series 2475, 4.75%, 5/15/14	1,040	1,040,000
ROCS, Series II-R-3007, 3.98%, 9/01/20 (g)	2,590	2,590,000

Val Verde, California, Unified School District, COP,
Refunding, VRDN, Series A, 7.05%, 3/01/36 (a)(b)	8,400	8,400,000

Yuba, California, Community College District, TRAN,
3%, 9/10/09	7,500	7,594,851

		2,888,979,541

See Notes to Financial Statements.

12 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Schedule of Investments (concluded)

CMA California Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Puerto Rico — 1.5%
BB&T Municipal Trust, Puerto Rico Commonwealth
Highway and Transportation Authority, Transportation
Revenue Bonds, FLOATS, VRDN, Series 2035,
4.737%, 7/01/35 (a)(b)(f)(l)	$ 7,770	$ 7,770,000

Bank of America AUSTIN Trust, Puerto Rico
Commonwealth, Public Improvement, GO, Refunding,
VRDN, Series 2008-355, 8%, 7/01/11 (a)(b)(f)	30,000	30,000,000

Puerto Rico Commonwealth, GO, PUTTERS, VRDN,
Series 204, 6.61%, 7/01/11 (a)(b)(f)(g)	7,295	7,295,000

Puerto Rico Commonwealth Highway and
Transportation Authority, Highway Revenue
Bonds, PUTTERS, VRDN, Series 2560,
6.45%, 7/01/18 (a)(b)(f)(g)	4,200	4,200,000

		49,265,000

Total Investments (Cost — $2,938,244,541*) — 86.4%		2,938,244,541
Other Assets Less Liabilities — 13.6%		463,359,441

Net Assets — 100.0%	$3,401,603,982

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(c) FNMA Collateralized.
(d) MBIA Insured.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to quali-
fied institutional investors.
(f) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(g) FSA Insured.
(h) AMBAC Insured.
(i) BHAC Insured.
(j) FHLMC Collateralized.
(k) FGIC Insured.
(l) Assured Guaranty Insured.
•Effective April 1,2008,the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	—
Level 2	$2,938,244,541
Level 3	—

Total	$2,938,244,541

See Notes to Financial Statements. CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2008 13

Schedule of Investments September 30, 2008 (Unaudited)

CMA Connecticut Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Connecticut — 95.6%
Bank of America AUSTIN Trust, Connecticut State
Health and Educational Facilities Authority
Revenue Bonds, VRDN, Series 2008-352,
5.61%, 7/01/13 (a)(b)(c)	$ 19,870	$ 19,870,000

Bank of America AUSTIN Trust, Connecticut State
Revenue Bonds, VRDN, Series 2008-1080,
6.32%, 7/01/42 (a)(b)(c)	5,000	5,000,000

Berlin, Connecticut, GO, BAN, 2%, 12/03/08	7,500	7,505,723

Bethel, Connecticut, GO, BAN, 2.50%, 3/26/09	19,300	19,388,464

Connecticut State Development Authority, IDR,
VRDN (b)(c):
(Cheshire CPL LLC), AMT, 7.45%, 12/01/22	2,100	2,100,000
(Reflexite Corporation Project), Series A,
7.45%, 8/01/13	1,070	1,070,000
(Reflexite Corporation Project), Series B,
7.45%, 8/01/13	1,175	1,175,000
Refunding (The Energy Network), AMT,
8.10%, 9/01/25	5,500	5,500,000

Connecticut State Development Authority Revenue
Bonds (Solid Waste Project — Rand-Whitney
Container Board), VRDN, AMT, 8.06%, 8/01/23 (b)(c)	11,435	11,435,000

Connecticut State Development Authority, Water
Facilities Revenue Refunding Bonds (Connecticut
Water Company Project), VRDN (b)(c):
AMT, Series A, 7.62%, 7/01/28	1,250	1,250,000
Series A, 7.52%, 9/01/28	1,150	1,150,000

Connecticut State, GO, PUTTERS, VRDN (a)(b)(c):
Series 320, 4.75%, 11/15/20	6,000	6,000,000
Series 2956, 4.22%, 4/15/16	10,240	10,240,000
Series 3009, 7.94%, 4/15/16	300	300,000

Connecticut State, GO, ROCS, VRDN,
Series II-R-10174, 4%, 11/15/11 (a)(b)(c)	3,040	3,040,000

Connecticut State, GO, VRDN, Series A,
7.75%, 2/15/21 (b)(c)	10,000	10,000,000

Connecticut State, HFA, Housing Revenue Bonds
(CIL Realty, Inc.), VRDN, 7.85%, 7/01/32 (b)(c)	1,600	1,600,000

Connecticut State, HFA, Revenue Bonds (Housing
Mortgage Finance Program), VRDN (b)(c):
AMT, Series D, 7.75%, 11/15/24	7,795	7,795,000
AMT, Sub-Series A-4, 8%, 11/15/35 (d)	20,000	20,000,000
AMT, Sub-Series B-3, 8.20%, 11/15/38 (e)	14,500	14,500,000
AMT, Sub-Series E-5, 8.10%, 11/15/35 (d)	5,700	5,700,000
Sub-Series D-4, 8.25%, 11/15/34 (d)	13,815	13,815,000

Connecticut State, HFA, Revenue Refunding Bonds
(Housing Mortgage Finance Program), VRDN, AMT,
Sub-Series B-4, 9.25%, 5/15/32 (b)(c)(d)	11,500	11,500,000

Connecticut State Health and Educational Facilities
Authority, CP, 1.60%, 10/01/08	5,000	5,000,000

Connecticut State Health and Educational Facilities
Authority Revenue Bonds, VRDN (b)(c):
(Avon Old Farms School Inc.), Series A,
7.20%, 7/01/34	3,160	3,160,000
(Central Connecticut Coast YMCA), Series A,
8.15%, 7/01/33	3,865	3,865,000

	Par
Municipal Bonds	(000)	Value

Connecticut (continued)
Connecticut State Health and Educational Facilities
Authority Revenue Bonds, VRDN (b) (concluded):
(Charlotte Hungerford), Series C,
7.20%, 7/01/13	$ 935	$ 935,000
(Greenwich Adult Day Care), Series A,
7.99%, 7/01/36	3,965	3,965,000
(Greenwich Boys and Girls Club), Series A,
8.03%, 7/01/33	5,025	5,025,000
(Greenwich Family YMCA), Series A,
7.99%, 7/01/35	7,105	7,105,000
(Greenwich Hospital), VRDN, Series C,
7.75%, 7/01/26	11,520	11,520,000
(Hamden Country Day School), Series A,
8%, 7/01/38	2,800	2,800,000
(Hartford Hospital), Series B, 7.20%, 7/01/30	5,000	5,000,000
(Health Care Capital Asset), Series A-1,
7.20%, 7/01/31	14,880	14,880,000
(Health Care Capital Asset), Series B-1,
7.20%, 7/01/38	10,000	10,000,000
(The Hotchkiss School), Series A,
7.75%, 7/01/30	5,640	5,640,000
(King & Low-Heywood Thomas School), Series A,
8.03%, 7/01/33	10,135	10,135,000
(Klingberg Family Center), Series A,
7.20%, 7/01/32	4,875	4,875,000
(Lawrence & Memorial Hospital), Series E,
7.50%, 7/01/34	10,505	10,505,000
(Middlesex Hospital), Series J, 7.50%, 7/01/26	1,380	1,380,000
(Rectory School), Series A, 8.03%, 7/01/30	6,170	6,170,000
(University of New Haven), AMT, Series E,
7.47%, 7/01/35	6,925	6,925,000
(Wesleyan University), Series E, 4.15%, 7/01/38	6,000	6,000,000
(The Whitby School), Series A, 8.15%, 7/01/21	2,330	2,330,000
(Yale University), Series T-2, 7.80%, 7/01/29	10,500	10,500,000
(Yale University), Series U, 7.80%, 7/01/33	33,100	33,100,000
(Yale University), Series V-1, 4%, 7/01/36	7,500	7,500,000
(Yale University), Series V-2, 4%, 7/01/36	7,470	7,470,000
(Yale University), Series X-2, 7.65%, 7/01/37	5,000	5,000,000

Connecticut State Health and Educational Facilities
Authority, Revenue Refunding Bonds, VRDN (b)(c):
(Ascension Health Credit Group), Series B,
7.75%, 11/15/29	1,120	1,120,000
(Choate Rosemary Hall Foundation), Series D,
6.25%, 7/01/37	8,870	8,870,000
(Danbury Hospital), Series J, 7.47%, 7/01/36	15,000	15,000,000
(Eagle Hill School), Series A, 7.99%, 7/01/35	5,650	5,650,000
(Gaylord Hospital Inc.), Series B,
7.20%, 7/01/37	11,705	11,705,000
(Kingswood-Oxford School), Series B,
8.15%, 7/01/30	4,730	4,730,000
(Pierce Memorial Baptist Home), Series A,
7.90%, 7/01/42	6,515	6,515,000
(Saint Joseph College), Series B, 8%, 7/01/38	10,000	10,000,000
(Yale-New Haven Hospital Project), Series K1,
7.50%, 7/01/25	9,935	9,935,000
(Yale-New Haven Hospital Project), Series L1,
8%, 7/01/36	5,600	5,600,000
(Yale-New Haven Hospital), Series L2,
8%, 7/01/36	8,500	8,500,000

See Notes to Financial Statements. 14 CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2008

Schedule of Investments (concluded)

	Par
Municipal Bonds	(000)	Value

Connecticut (concluded)
Connecticut State, Special Tax Obligation Revenue
Bonds, ROCS, VRDN, Series II-R-3074,
4.26%, 8/01/27 (a)(b)(c)(d)	$ 6,510	$ 6,510,000

Danbury, Connecticut, GO, Refunding, BAN,
2%, 7/30/09	12,500	12,553,317

East Hampton, Connecticut, GO, Refunding, BAN,
2.25%, 4/15/09	2,985	2,995,847

Greenwich, Connecticut, GO, BAN, 3.50%, 1/29/09	25,000	25,121,497

Groton Township, Connecticut, GO, BAN, Lot A,
3.75%, 10/29/08	8,925	8,927,560

Hartford, Connecticut, Redevelopment Agency,
M/F Mortgage Revenue Refunding Bonds (Underwood
Tower Project), VRDN, 7.25%, 6/01/20 (b)(c)(e)	14,145	14,145,000

Hartford County, Connecticut, Metropolitan District, GO,
3.125%, 6/01/09	4,000	4,034,932

Milford, Connecticut, GO, BAN, 2.25%, 11/05/08	13,430	13,437,808

Naugatuck, Connecticut, GO, BAN, 2.25%, 5/06/09	6,200	6,226,784

New Canaan, Connecticut, Housing Authority Revenue
Bonds (Village at Waveny Care Center), VRDN,
7.89%, 1/01/22 (b)(c)	3,135	3,135,000

New Haven, Connecticut, CP:
1.55%, 10/01/08	2,530	2,530,000
1.65%, 10/09/08	4,260	4,260,000
1.50%, 12/10/08	4,050	4,050,000

Old Lyme, Connecticut, GO, BAN, 3%, 10/30/08	4,400	4,401,849

Oxford, Connecticut, GO, BAN, 2%, 7/29/09	3,390	3,403,831

South Central Connecticut Regional Water Authority,
Water System Revenue Bonds, ROCS, VRDN,
Series II-R-12184, 8.17%, 8/01/13 (a)(b)(c)(f)(g)	14,010	14,010,000

		588,087,612

Puerto Rico — 1.7%
Puerto Rico Commonwealth, Public Improvement, GO,
Refunding, VRDN, Series A-2, 7.75%,
7/01/29 (b)(c)(e)	7,700	7,700,000

Puerto Rico Electric Power Authority, Power Revenue
Refunding Bonds, PUTTERS, VRDN, Series 1830,
4.769%, 1/01/15 (a)(b)(c)(e)	2,565	2,565,000

		10,265,000

Total Investments (Cost — $598,352,612*) — 97.3%		598,352,612
Other Assets Less Liabilities — 2.7%		16,844,553

Net Assets — 100.0%		$615,197,165

See Notes to Financial Statements.

CMA Connecticut Municipal Money Fund

(Percentages shown are based on Net Assets)

* Cost for federal income tax purposes.

(a) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(b) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(c) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. (d) AMBAC Insured.

(e) FSA Insured. (f) BHAC Insured. (g) MBIA Insured.

•Effective April 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows: •Level 1 — price quotations in active markets/exchanges for identical securities •Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs) •Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	—
Level 2	$598,352,612
Level 3	—

Total	$598,352,612

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

15

Schedule of Investments September 30, 2008 (Unaudited)

 CMA Florida Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida — 74.3%
BB&T Municipal Trust, Revenue Bonds, FLOATS,
VRDN (a)(b)(c):
Series 1010, 3.96%, 1/15/19	$ 2,850	$ 2,850,000
Series 1020, 4.10%, 4/01/24	2,400	2,400,000

Brevard County, Florida, School Board, RAN,
Refunding, 2.75%, 4/24/09	6,000	6,037,317

Broward County, Florida, HFA, M/F Housing Revenue
Bonds (Sailboat Bend Artist Lofts Project), VRDN,
AMT, 9%, 4/15/38 (a)(b)	1,050	1,050,000

Capital Trust Agency, Florida, Air Cargo Revenue
Bonds (Aero Miami FX LLC Project), VRDN, AMT,
8.20%, 8/01/34 (a)(b)	3,400	3,400,000

Collier County, Florida, IDA, IDR, Refunding (Allete Inc.,
Project), VRDN, AMT, 8.16%, 10/01/25 (a)(b)	2,000	2,000,000

Deutsche Bank SPEARs/LIFERs Trust, Greater Orlando
Aviation Authority, Florida, Airport Facilities Revenue
Bonds, SPEARs, VRDN, AMT, Series DB-563,
4.11%, 10/01/22 (a)(b)(c)(d)	1,910	1,910,000

Deutsche Bank SPEARs/LIFERs Trust, Miami-Dade
County, Florida, Revenue Bonds, SPEARs, VRDN,
Series DB-538, 3.77%, 4/01/27 (a)(b)(c)(e)	2,245	2,245,000

Florida Development Finance Corporation, IDR
(Enterprise Bond Program), VRDN, AMT, Series E,
7.70%, 9/01/26 (a)(b)	2,800	2,800,000

Florida Gulf Coast University Financing Corporation,
Capital Improvement Revenue Bonds (Housing
Project), VRDN, Series A, 7.51%, 2/01/38 (a)(b)	2,000	2,000,000

Florida Housing Finance Corporation, M/F Housing
Revenue Bonds, VRDN, AMT (a)(b):
(Savannah Springs Apartments Limited), Series N,
8.20%, 12/15/44	7,000	7,000,000
(Stuart Pointe Apartments), Series B-3,
8.08%, 4/01/34	1,600	1,600,000

Florida Housing Finance Corporation, M/F Mortgage
Revenue Bonds (Wexford Apartments), VRDN, AMT,
Series P, 8.08%, 8/01/35 (a)(b)	6,045	6,045,000

Florida Housing Finance Corporation Revenue Bonds,
ROCS, VRDN, AMT (a)(b)(c):
Series II-R-11209, 6.32%, 1/01/17 (f)(g)(h)	4,160	4,160,000
Series II-R-11239, 5.35%, 1/01/16	3,295	3,295,000

Florida State Board of Education, Public Education
Capital Outlay, GO, PUTTERS, VRDN, Series 2387,
5.25%, 6/01/15 (a)(b)(c)	3,525	3,525,000

Florida State Board of Education, Public Education
Capital Outlay, GO, Series A, 5%, 6/01/09	4,495	4,579,930

Florida State Turnpike Authority, Turnpike Revenue
Refunding Bonds, PUTTERS, VRDN, Series 2655,
5.25%, 7/01/15 (a)(b)(c)	2,295	2,295,000

Gainesville, Florida, Utilities System Revenue Bonds,
VRDN, Series B, 8%, 10/01/38 (a)(b)	2,900	2,900,000

	Par
Municipal Bonds	(000)	Value

Florida (continued)
Highlands County, Florida, Health Facilities Authority,
Hospital Revenue Bonds (Adventist Health System),
VRDN (a)(b):
Series A, 8%, 11/15/26	$ 2,130	$ 2,130,000
Series A-2, 8%, 11/15/37	3,000	3,000,000
Series C, 8%, 11/15/21	3,500	3,500,000

Hillsborough County, Florida, HFA, M/F Housing
Revenue Bonds, VRDN, AMT (a)(b):
(Claymore Crossings Apartments),
8.25%, 12/15/38	4,000	4,000,000
(Lake Kathy Apartments), 8.20%, 12/15/39	4,000	4,000,000

Jacksonville Electric Authority, Florida, Electric System
Revenue Refunding Bonds, VRDN, Series 3-B-1,
7.95%, 10/01/40 (a)(b)	7,000	7,000,000

Jacksonville Electric Authority, Florida, Water and
Sewer System Revenue Bonds, VRDN, Series A-1,
8%, 10/01/36 (a)(b)	11,000	11,000,000

Jacksonville, Florida, Electric Authority Revenue
Bonds (Electric System), VRDN, Series B,
4.25%, 10/01/30 (a)(b)	3,000	3,000,000

Jacksonville, Florida, HFA, M/F Housing Revenue
Bonds, VRDN, AMT (a)(b):
(Christine Cove Apartments), 8.10%, 9/15/38	1,500	1,500,000
(Hartwood Apartments), 8.25%, 6/01/36 (f)	5,840	5,840,000

Jacksonville, Florida, Health Facilities Authority,
Hospital Revenue Bonds VRDN (a)(b):
Series C, 7%, 8/15/33	800	800,000
(Southern Baptist Hospital), Series B,
7%, 8/15/33	1,600	1,600,000

Jacksonville, Florida, Port Authority Revenue Bonds
(Mitsui O.S.K. Lines, Ltd. Project), VRDN, AMT,
8%, 11/01/32 (a)(b)	7,000	7,000,000

Jacksonville, Florida, Transit Revenue Refunding
Bonds, VRDN, Series A, 6.50%, 10/01/32 (a)(b)	10,000	10,000,000

Lakeland, Florida, Energy System Revenue Refunding
Bonds, VRDN, Series B, 5.5%, 10/01/37 (a)(b)	10,000	10,000,000

Miami-Dade County, Florida, Education
Facilities Authority, Revenue Refunding Bonds
(Florida Memorial College Project), VRDN,
7.25%, 10/01/27 (a)(b)	3,165	3,165,000

Miami-Dade County, Florida, Educational Facilities
Authority Revenue Bonds, FLOATS, VRDN,
Series 2710, 5.46%, 4/01/38 (a)(b)(c)	7,410	7,410,000

Miami-Dade County, Florida, IDA, Solid Waste
Disposal Revenue Refunding Bonds (Florida
Power and Light Company Project), VRDN, AMT,
7.10%, 2/01/23 (a)(b)	2,300	2,300,000

Miami-Dade County, Florida, Special Obligation
Revenue Bonds (Juvenile Courthouse), VRDN,
Series B, 7.89%, 4/01/43 (a)(b)(e)	5,850	5,850,000

See Notes to Financial Statements.

16 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Schedule of Investments (concluded)

CMA Florida Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Florida (concluded)
Municipal Securities Trust Certificates, Citizens
Property Insurance Corporation, Florida, Revenue
Refunding Bonds, VRDN, Series SGC-46, Class A,
4.44%, 3/01/13 (a)(b)(c)(i)	$ 6,250	$ 6,250,000

Orange County, Florida, Health Facilities Authority,
Hospital Revenue Refunding Bonds (Orlando
Regional Healthcare), VRDN, Series F,
8%, 10/01/26 (a)(b)	6,800	6,800,000

Orange County, Florida, IDA, IDR (Central Florida
YMCA Project), VRDN, 7.25%, 12/01/32 (a)(b)	1,200	1,200,000

Orlando, Florida, Utilities Commission, Utility System
Revenue Refunding Bonds:
5%, 7/01/09	3,000	3,074,937
5.25%, 7/01/09	3,775	3,871,930

Orlando-Orange County Expressway Authority, Florida,
Expressway Revenue Refunding Bonds, VRDN,
Sub-Series B-1, 7.25%, 7/01/40 (a)(b)	2,900	2,900,000

Palm Beach County, Florida, Revenue Bonds
(Joseph L. Morse Geriatric Obligor Group), VRDN,
8%, 5/01/33 (a)(b)	7,075	7,075,000

Palm Beach County, Florida, Revenue Refunding
Bonds (Pine Crest Preparatory), VRDN,
7.25%, 6/01/37 (a)(b)	10,000	10,000,000

Palm Beach County, Florida, Special Purpose
Facilities Revenue Bonds (Flight Safety Project),
VRDN, AMT, 7.63%, 6/01/20 (a)(b)	17,895	17,895,000

Pasco County, Florida, School Board, COP, Refunding,
VRDN, Series C, 7.25%, 8/01/32 (a)(b)	2,700	2,700,000

Peace River/Manasota Regional Water Supply
Authority, Florida Revenue Bonds, ROCS, VRDN,
Series II-R-607PB, 4.46%, 10/01/30 (a)(b)(c)(d)	3,920	3,920,000

Seminole County, Florida, School District, GO, TAN,
1.68%, 9/23/09	8,000	8,101,814

Sunshine State Governmental Finance Commission,
CP, 1.80%, 11/12/08	5,000	5,000,000

Total Investments (Cost — $233,975,928*) — 74.3%		233,975,928
Other Assets Less Liabilities — 25.7%		81,021,040

Net Assets — 100.0%		$314,996,968

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) FSA Insured.
(e) AMBAC Insured.
(f) FHLMC Collateralized.
(g) FNMA Collateralized.
(h) GNMA Collateralized.
(i) MBIA Insured.

•Effective April 1,2008,the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	—
Level 2	$233,975,928
Level 3	—

Total	$233,975,928

See Notes to Financial Statements. CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2008 17

Schedule of Investments September 30, 2008 (Unaudited)

CMA Massachusetts Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Massachusetts — 94.0%
Bank of America MACON Trust, Massachusetts
State Health and Educational Facilities Authority
Revenue Bonds, VRDN, Series 2007-310,
8%, 6/15/12 (a)(b)(c)	$ 5,190	$ 5,190,000

Beverly, Massachusetts, GO, BAN, 2.50%, 1/21/09	3,540	3,548,632

Clipper Tax-Exempt Certificates Trust, Massachusetts
Bay Transportation Authority Revenue Bonds, VRDN,
Series 2007-18, 8.11%, 5/01/20 (a)(b)(c)(d)	5,000	5,000,000

Clipper Tax-Exempt Certificates Trust, Massachusetts
State, COP, VRDN, AMT, Series 1998-8,
8.11%, 6/01/10 (a)(b)(c)	4,920	4,920,000

Cohasset, Massachusetts, BAN, 2.50%, 8/07/09	10,000	10,075,443

Dartmouth, Massachusetts, GO, BAN,
2.50%, 6/26/09	2,186	2,197,068

Haverhill, Massachusetts, GO, BAN, 2.50%, 6/26/09	2,788	2,801,219

Massachusetts Bay Transportation Authority
Revenue Bonds, FLOATS, VRDN, Series SG-156,
4.5%, 7/01/30 (a)(b)(c)	4,900	4,900,000

Massachusetts State, CP, 1.57%, 11/05/08	16,000	16,000,000

Massachusetts State Development Finance
Agency, CP:
1.80%, 10/01/08	23,000	23,000,000
1.75%, 12/04/08	4,100	4,100,000

Massachusetts State Development Finance Agency,
IDR, VRDN, AMT (a)(b):
(Cell Signaling Technology), 7.40%, 12/01/10	1,200	1,200,000
(Concord Foods Issue), 7.40%, 4/01/21	2,415	2,415,000

Massachusetts State Development Finance Agency,
M/F Housing Revenue Bonds, VRDN, AMT (a)(b):
(Avalon Acton Apartments), 8.10%, 7/15/40 (e)	7,000	7,000,000
(Midway Studios Project), Series A,
8.10%, 3/01/34	5,155	5,155,000

Massachusetts State Development Finance Agency
Revenue Bonds, VRDN (a)(b):
(Berkshire School Project), 8.27%, 9/01/31	6,000	6,000,000
(Boston College HS Issue), 8.28%, 8/01/33	4,770	4,770,000
(Clark University), 7.50%, 10/01/38	5,000	5,000,000
(Dean College), 8.28%, 10/01/38	2,400	2,400,000
(Fiba Technologies), AMT, 8.10%, 5/01/23	1,315	1,315,000
(Lasell College), 8%, 7/01/38	2,000	2,000,000
(Lesley University), 8.37%, 7/01/33	4,515	4,515,000
(Melmark New England, Inc. Project),
7.96%, 7/01/26	1,450	1,450,000
(New Bedford Waste Services), AMT,
8.35%, 6/01/21	3,755	3,755,000
(New Jewish High School Project),
7.97%, 6/01/32	1,685	1,685,000
(Walnut Hill School District), 8.28%, 7/01/32	1,505	1,505,000

	Par
Municipal Bonds	(000)	Value

Massachusetts (continued)
Massachusetts State Development Finance Agency,
Revenue Refunding Bonds, VRDN (a)(b):
(Assumption College Project), Series A,
8.28%, 3/01/32	$ 6,030	$ 6,030,000
(Boston University Project), Series U-6C,
4.25%, 10/01/42	3,175	3,175,000
(Boston University Project), Series U-6D,
4.25%, 10/01/22	6,200	6,200,000
(Fessenden School), AMT, 8.37%, 8/01/31	9,470	9,470,000
(Institute for Development Disabilities Project),
7.97%, 3/01/24	10,895	10,895,000
(Lasell College), 8%, 7/01/36	1,570	1,570,000
(Worcester Polytechnic Institute), Series A,
7.20%, 9/01/35	7,750	7,750,000

Massachusetts State, FLOATS, VRDN, Series SG-126,
8.01%, 8/01/18 (a)(b)(c)	3,255	3,255,000

Massachusetts State, GO (Central Artery), VRDN,
Series B, 4.25%, 12/01/30 (a)(b)	20,100	20,100,000

Massachusetts State, GO, Refunding, VRDN, Series B,
6.40%, 1/01/21 (a)(b)	11,920	11,920,000

Massachusetts State, GO, VRDN, Series O,
5.15%, 11/01/14 (a)(b)	2,790	2,790,000

Massachusetts State Health and Educational
Facilities Authority, CP, 1.63%, 12/11/08	5,000	5,000,000

Massachusetts State Health and Educational
Facilities Authority Revenue Bonds, VRDN (a)(b):
(Alliance Health of South Eastern Massachusetts),
Series A, 9.80%, 7/01/37	6,100	6,100,000
(Bentley College Project), Series K,
7.70%, 7/01/30	2,000	2,000,000
(Essex Museum), 7.20%, 7/01/33	1,985	1,985,000
(Harvard Vanguard Medical Associates Project),
7.86%, 7/01/29	400	400,000
(Partners Healthcare System), Series D-4,
7.84%, 7/01/38	16,650	16,650,000
(Partners Healthcare System), Series D-5,
4%, 7/01/17	7,500	7,500,000
(Pooled Loan Program), Series N,
6.25%, 2/01/38	4,400	4,400,000
(Sherrill House Inc.), Series A-1, 7.90%, 1/01/32	7,100	7,100,000

Massachusetts State Health and Educational
Facilities Authority, Revenue Refunding Bonds
(Partners Healthcare System), VRDN, Series F-3,
7.84%, 7/01/40 (a)(b)	3,445	3,445,000

Massachusetts State Industrial Finance Agency,
Industrial Revenue Bonds, VRDN, AMT (a)(b):
(AFC Cable Systems Inc. Issue), 7.40%, 7/01/16	1,410	1,410,000
(BBB Esquire LLC), 7.27%, 12/01/16	1,300	1,300,000
(Bodwell Project), 7.50%, 7/01/17	4,000	4,000,000
(Constitution Project), 7.27%, 6/01/18	2,800	2,800,000
(Garlock Printing Corp.), 7.40%, 12/01/17	665	665,000
(Gem Group Inc. Issue), 7.40%, 7/01/16	1,680	1,680,000
(OCT Co. Inc. Project), 7.27%, 12/01/17	2,800	2,800,000
(Tamasi Family Issue), 8.35%, 5/01/13	1,000	1,000,000

See Notes to Financial Statements.

18 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Schedule of Investments (concluded)

CMA Massachusetts Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Massachusetts (concluded)
Massachusetts State Industrial Finance Agency
Revenue Bonds, VRDN (a)(b):
(JHC Assisted Living Corporation), Series A,
8%, 12/01/29	$ 5,085	$ 5,085,000
(Lower Mills Association II L ),
7.27%, 12/01/20	1,043	1,043,000

Massachusetts State Industrial Finance Agency,
Revenue Refunding Bonds (Lightolier Inc. Project),
VRDN, 8.05%, 7/29/10 (a)(b)	5,000	5,000,000

Massachusetts State Industrial Finance Agency, Solid
Waste Disposal Revenue Bonds (E.L. Harvey &
Sons Inc.), VRDN, AMT (a)(b):
7.40%, 1/01/11	630	630,000
7.40%, 6/01/13	1,005	1,005,000

Massachusetts State School Building Authority,
Dedicated Sales Tax Revenue Bonds, VRDN (a)(b)(c):
PUTTERS, Series 1197, 4.75%, 8/15/13 (f)	7,150	7,150,000
ROCS, Series II-R-12179, 8.48%, 8/15/15 (g)	3,000	3,000,000

Massachusetts State Water Pollution Abatement Trust,
Pool Program Revenue Bonds, ROCS, VRDN,
Series II-R-11537PB, 4.24%, 8/01/26 (a)(b)(c)	12,500	12,500,000

Massachusetts State Water Resource Authority,
Revenue Refunding Bonds, VRDN, Series F,
7.70%, 8/01/29 (a)(b)	10,000	10,000,000

Municipal Securities Trust Certificates, Massachusetts
State, GO, Refunding, VRDN, Series SGC-52,
Class A, 2.30%, 5/01/37 (a)(b)(c)	4,250	4,250,000

Municipal Securities Trust Certificates, Massachusetts
State Water Pollution Abatement Trust, Revenue
Refunding Bonds, VRDN, Series SGA 87,
4.45%, 8/01/23 (a)(b)(c)	11,400	11,400,000

North Andover, Massachusetts, GO, BAN,
2.50%, 6/18/09	1,644	1,652,476

Quincy, Massachusetts, GO, Refunding, BAN,
2.50%, 7/30/09	10,650	10,730,274

Revere, Massachusetts, GO, BAN, 3.75%, 10/30/08	7,600	7,602,105

Somerville, Massachusetts, GO, BAN,
2.50%, 2/20/09	5,415	5,432,068

University of Massachusetts Building Authority
Revenue Bonds, VRDN, Senior Series A,
7.75%, 5/01/38 (a)(b)(h)	2,500	2,500,000

Walpole, Massachusetts, GO, BAN, 3.50%, 10/16/08	1,095	1,095,439

Westborough, Massachusetts, GO, BAN,
2.50%, 8/28/09	2,806	2,824,847

Winchester, Massachusetts, GO, BAN,
2.50%, 2/04/09	2,500	2,506,821

Woburn, Massachusetts, GO, BAN, 2.25%, 7/24/09	2,500	2,512,601

Total Investments (Cost — $383,206,993*) — 94.0%		383,206,993
Other Assets Less Liabilities — 6.0%		24,544,517

Net Assets — 100.0%		$407,751,510

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e) FNMA Collateralized.
(f) MBIA Insured.
(g) FSA Insured.
(h) Commonwealth Guaranteed.
•Effective April 1,2008,the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	—
Level 2	$383,206,993
Level 3	—

Total	$383,206,993

See Notes to Financial Statements. CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2008 19

Schedule of Investments September 30, 2008 (Unaudited)

CMA Michigan Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan — 76.9%
Battle Creek, Michigan, Housing Corporation,
Housing Revenue Bonds, VRDN, Series 1997-A,
8.12%, 2/01/27 (a)(b)	$ 770	$ 770,000

Berrien County, Michigan, Economic Development
Corporation Revenue Bonds (Arlington Corp.
Project), VRDN, AMT, 9.20%, 9/01/16 (a)(b)	1,835	1,835,000

Cheboygan, Michigan, Area Schools, GO, SAN,
2.75%, 6/30/09	2,250	2,262,584

Dearborn, Michigan, School District, GO, SAN,
2.75%, 2/01/09	10,000	10,034,789

Detroit, Michigan, GO, TAN, 3.50%, 3/31/09	11,000	11,091,917

Detroit, Michigan, Water Supply System, Revenue
Refunding Bonds, ROCS, VRDN, Series II-R-11448,
8.20%, 7/01/26 (a)(b)(c)(d)(e)	5,000	5,000,000

Deutsche Bank SPEARs/LIFERs Trust, Kent County,
Michigan, GO, SPEARs, VRDN, Series DB-516,
3.83%, 1/01/32 (a)(b)(e)	1,335	1,335,000

Deutsche Bank SPEARs/LIFERs Trust, Wayne County,
Michigan, Airport Authority, Revenue Refunding
Bonds, SPEARs, VRDN, AMT, Series DB-652,
4.11%, 12/01/32 (a)(b)(e)(f)	6,000	6,000,000

East Jordan, Michigan, Public Schools, GO, SAN,
2.75%, 6/24/09	1,800	1,813,899

Genesee County, Michigan, Economic Development
Corporation, Limited Obligation Revenue Bonds
(Riegle Press, Inc. Project), VRDN, AMT,
8.66%, 8/01/15 (a)(b)	805	805,000

Holland Charter Township, Michigan, Economic
Development Corporation, Limited Obligation
Revenue Bonds (Chicago Mission 3A Hockey),
VRDN, 7.65%, 10/01/28 (a)(b)	2,135	2,135,000

Jackson County, Michigan, Economic Development
Corporation, Limited Obligation Revenue Bonds
(American Tooling Center Project), VRDN, AMT,
9.45%, 6/01/11 (a)(b)	1,200	1,200,000

Kent Hospital Finance Authority, Michigan, Revenue
Refunding Bonds (Spectrum Health), VRDN,
Series B-2, 7.91%, 1/15/47 (a)(b)	5,700	5,700,000

Lakeview, Michigan, School District (Calhoun District),
GO, VRDN, Series B, 7.85%, 5/01/32 (a)(b)	6,900	6,900,000

Marquette County, Michigan, Economic Development
Corporation, Limited Obligation Revenue Bonds
(Pioneer Labs Inc. Project), VRDN, AMT, Series A,
5.40%, 6/01/12 (a)(b)	400	400,000

Michigan Municipal Bond Authority Revenue Notes,
Series A-1, 3%, 8/20/09	8,500	8,601,709

Michigan State Building Authority, Multi-Modal
Revenue Refunding Bonds (Facilities Program),
VRDN, Series IIA, 8.17%, 10/15/40 (a)(b)	11,300	11,300,000

Michigan State, HDA, CP:
1.60%, 10/07/08	7,100	7,100,000
1.85%, 10/07/08	2,700	2,700,000

	Par
Municipal Bonds	(000)	Value

Michigan (continued)
Michigan State, HDA, M/F Housing Revenue
Bonds (Berrien Woods III), VRDN, AMT, Series A,
8.08%, 7/01/32 (a)(b)	$ 5,650	$ 5,650,000

Michigan State, HDA, M/F Limited Obligation Revenue
Bonds (Arbors), VRDN, AMT, Series A,
8.50%, 9/01/35 (a)(b)	2,255	2,255,000

Michigan State, HDA, Rental Housing Revenue
Refunding Bonds, VRDN, AMT, Series A,
4.75%, 10/01/37 (a)(b)	15,000	15,000,000

Michigan State, HDA, Revenue Refunding Bonds,
VRDN, AMT (a)(b):
Series B, 7.75%, 6/01/38	2,700	2,700,000
Series F, 7.75%, 12/01/38	7,600	7,600,000

Michigan State Hospital Finance Authority, Revenue
Refunding Bonds (Ascension Health), VRDN,
Series B, 7.80%, 11/15/33 (a)(b)	500	500,000

Michigan State Hospital Finance Authority, Senior
Credit Revenue Refunding Bonds (Ascension
Health), VRDN (a)(b):
Series B-1, 7.75%, 11/15/26	4,620	4,620,000
Series B-8, 7.80%, 11/15/26	4,000	4,000,000

Michigan State Strategic Fund, Limited Obligation,
IDR (GNP Real Estate Project), VRDN, AMT,
7.50%, 7/01/34 (a)(b)	1,920	1,920,000

Michigan State Strategic Fund, Limited Obligation
Revenue Bonds, VRDN (a)(b):
(Alphi Manufacturing Inc. Project), AMT,
7.50%, 5/01/19	1,000	1,000,000
(BBPV Project), AMT, Series A-2, 5.85%, 1/01/14	175	175,000
(Biewer of Lansing LLC Project), AMT, 9%, 5/01/19	160	160,000
(C&M Manufacturing Corporation Inc. Project),
AMT, 9.20%, 7/01/14	2,190	2,190,000
(Chambers Enterprises II Project), AMT,
8.11%, 11/01/18	725	725,000
(Cherry Central Co-operative Inc. Project),
10%, 11/01/13	375	375,000
(Continental Carbonic Products), AMT,
8.10%, 3/01/32	1,880	1,880,000
(Drake Enterprises Inc. Project), AMT,
9.20%, 6/01/15	1,800	1,800,000
(Environmental Quality Company Project), AMT,
8.11%, 5/01/26	2,520	2,520,000
(Gentz Aerospace Production LLC Project), AMT,
8.11%, 5/01/21	2,940	2,940,000
(Glastender Inc. Project), AMT, 9.20%, 12/01/10	1,400	1,400,000
(Golden Keys Development LLC Project), AMT,
9.20%, 3/01/18	2,250	2,250,000
(Goodwill Industries of Northern Michigan),
9%, 10/01/27	35	35,000
(Haviland Products Company Project), AMT,
8.11%, 9/01/32	2,100	2,100,000
(Inalfa-Hollandia Inc. Project), AMT,
8.11%, 5/01/16	270	270,000
(Krehier Wire Processing Project), AMT,
8.11%, 10/01/36	1,400	1,400,000

See Notes to Financial Statements.

20 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Schedule of Investments (concluded)

CMA Michigan Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Michigan (continued)
Michigan State Strategic Fund, Limited Obligation
Revenue Bonds, VRDN (a)(b) (concluded):
(MANS Project), AMT, Series C, 8.11%, 11/01/20	$ 1,600	$ 1,600,000
(Merrill Tool Holdings Co. Project), AMT, Series A,
8%, 6/01/25	900	900,000
(Merrill Tool Holdings Co. Project), AMT, Series B,
8%, 6/01/25	1,400	1,400,000
(Morrell Inc. Project), AMT, 8.11%, 5/01/22	1,400	1,400,000
(Packaging Direct, Inc. Project), AMT,
10%, 12/01/28	2,140	2,140,000
(Partalis Properties Project), AMT,
8.33%, 10/01/28	2,050	2,050,000
(Pioneer Labs Inc. Project), AMT, 8.45%, 9/01/12	500	500,000
(Richwood Industries Inc. Project), AMT,
9.95%, 9/01/30	2,300	2,300,000
(Riverwalk Properties LLC Project), AMT,
8.11%, 8/01/21	3,200	3,200,000
(TEI Investments LLC), AMT, 8.11%, 2/01/22	535	535,000
(Vector Investments LLC Project), AMT,
5.40%, 2/01/20	1,200	1,200,000
(WDKK Development LLC Project), AMT,
8.11%, 1/01/24	2,000	2,000,000
(Whitehall Industries), AMT, Series A-6,
5.85%, 1/01/14	175	175,000

Michigan State Strategic Fund, Limited Obligation
Revenue Refunding Bonds, VRDN (a)(b):
(Consumers Energy Company Project),
8.25%, 4/15/18	5,700	5,700,000
(Detroit Edison Company Project), AMT, Series DT,
10%, 12/01/36	6,000	6,000,000
(Detroit Edison Company Project), Series KT,
9%, 7/01/20	4,400	4,400,000
(Hannah Technology and Resource Center
Project), AMT, 8.11%, 11/01/14	300	300,000
(Sintel, Inc. Project), AMT, 8.48%, 10/01/30	90	90,000

Oakland County, Michigan, Economic Development
Corporation, Limited Obligation Revenue Bonds,
VRDN (a)(b):
(Marian High School Inc. Project),
8.21%, 5/01/37	3,055	3,055,000
(Schain Mold & Engineering), AMT,
9.20%, 4/01/21	2,000	2,000,000

Oakland County, Michigan, Economic Development
Corporation, Limited Obligation Revenue Refunding
Bonds (Pratt & Miller Engineering), VRDN, AMT,
7.50%, 10/01/29 (a)(b)	2,700	2,700,000

Rockford, Michigan, IDR, Limited Obligation (Alloy
Exchange Project), VRDN, AMT, 9.20%, 9/01/19 (a)(b)	1,300	1,300,000

Saline, Michigan, Area Schools, GO, Refunding, VRDN,
7.85%, 5/01/30 (a)(b)	4,830	4,830,000

Sanilac County, Michigan, Economic Development
Revenue Bonds (Llink Technologies LLC Project),
VRDN, AMT, 8.48%, 10/01/28 (a)(b)	80	80,000

University of Michigan, General Revenue Bonds,
VRDN, Series B, 7.75%, 4/01/35 (a)(b)	2,100	2,100,000

	Par
Municipal Bonds	(000)	Value

Michigan (concluded)
University of Michigan, University Hospital
Revenue Refunding Bonds, VRDN, Series A-2,
3.75%, 12/01/24 (a)(b)	$14,800	$ 14,800,000

Western Michigan University, Revenue Refunding
Bonds, ROCS, VRDN, Series II-R-11483,
6.21%, 11/15/28 (a)(b)(e)(g)	4,665	4,665,000

Total Investments (Cost — $223,869,898*) — 76.9%		223,869,898
Other Assets Less Liabilities — 23.1%		67,135,817

Net Assets — 100.0%		$291,005,715

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(c) BHAC Insured.
(d) FGIC Insured.
(e) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f) Assured Guaranty Insured.
(g) FSA Insured.
•Effective April 1,2008,the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For informa-
tion about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial
Statements.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	—
Level 2	$223,869,898
Level 3	—

Total	$223,869,898

See Notes to Financial Statements. CMA MULTI-STATE MUNICIPAL SERIES TRUST SEPTEMBER 30, 2008 21

Schedule of Investments September 30, 2008 (Unaudited)

 CMA New Jersey Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey — 84.2%
Alexandria Township, New Jersey, GO, BAN,
4%, 12/17/08	$ 1,400	$ 1,402,516

Allamuchy Township, New Jersey, GO, BAN,
2.50%, 7/21/09	4,300	4,317,296

BB&T Municipal Trust, Newark, New Jersey, Housing
Authority, Port Authority-Port Newark Marine
Terminal, Revenue Refunding Bonds, FLOATS, VRDN,
Series 2044, 4.628%, 1/01/29 (a)(b)(c)(d)	4,075	4,075,000

Bank of America AUSTIN Trust, New Jersey Health
Care Facilities Financing Authority, Revenue
Refunding Bonds (Holy Name Hospital), VRDN,
Series 2008-353, 5.50%, 7/01/13 (a)(b)(c)	4,000	4,000,000

Bergen County, New Jersey, Improvement Authority,
County-Guaranteed Shared DPW Facility, Lease
Revenue Project Notes, 2.50%, 4/30/09	4,500	4,520,544

Bridgewater Township, New Jersey, GO, BAN,
2.50%, 8/20/09	4,000	4,030,014

Butler, New Jersey, GO, BAN, 2.50%, 8/28/09	4,914	4,935,994

Camden County, New Jersey, Improvement Authority
Revenue Bonds (Harvest Village Senior
Redevelopment Project), VRDN, Series A,
4.95%, 7/01/29 (a)(b)	7,040	7,040,000

Camden County, New Jersey, Improvement Authority,
Special Revenue Bonds, VRDN, 8.01%, 9/01/26 (a)(b)	2,035	2,035,000

Cape May, New Jersey, GO, 2.50%, 7/23/09	3,375	3,392,736

Carteret, New Jersey, GO, BAN, 2%, 2/13/09	4,300	4,304,871

Clinton, New Jersey, GO, BAN, 3.25%, 1/23/09	2,288	2,291,215

Colts Neck Township, New Jersey, GO, BAN, Series A,
2.50%, 8/19/09	3,593	3,612,587

Cranbury Township, New Jersey, GO, BAN,
2.50%, 1/14/09	2,929	2,934,672

Cranford Township, New Jersey, BAN, 2.25%, 2/04/09	4,247	4,250,177

Demarest, New Jersey, GO, BAN, 2%, 2/18/09	1,259	1,261,913

Dennis Township, New Jersey, GO, BAN,
2.25%, 3/20/09	1,000	1,001,190

Deutsche Bank SPEARs/LIFERs Trust, New Jersey
State Transportation Trust Fund Authority Revenue
Bonds, SPEARs, VRDN, Series DB-447,
4.09%, 12/15/36 (a)(b)(c)	3,000	3,000,000

Deutsche Bank SPEARs/LIFERs Trust, Newark, New
Jersey, Port Authority Revenue Bonds, SPEARs, VRDN,
Series DBE-511, 4.05%, 1/01/32 (a)(b)(c)(d)	5,390	5,390,000

Eagle Tax-Exempt Trust, New Jersey EDA, School
Facilities Construction Revenue Bonds,
VRDN, Series 2008-0003, Class A, 8.72%,
9/01/20 (a)(b)(c)(e)	3,950	3,950,000

East Brunswick Township, New Jersey, GO, BAN,
3.50%, 1/09/09	13,195	13,213,001

East Hanover Township, New Jersey, GO, BAN:
2.50%, 1/15/09	2,688	2,692,767
2.50%, 8/18/09	1,250	1,255,949

	Par
Municipal Bonds	(000)	Value

New Jersey (continued)
East Windsor Township, New Jersey, GO, BAN,
3.75%, 11/28/08	$ 9,735	$9,741,059

Edgewater, New Jersey, GO, BAN, 2.50%, 8/21/09	8,684	8,749,363

Egg Harbor, New Jersey, GO, BAN, 2%, 2/13/09	2,309	2,311,986

Elmwood Park, New Jersey, Board of Education, GO,
Temporary Notes, 3.75%, 11/14/08	7,062	7,065,780

Essex County, New Jersey, Utility Authority, Water
System Project Revenue Notes, 3.75%, 11/14/08	5,500	5,502,611

Evesham Township, New Jersey, GO, BAN, Series A,
2.75%, 8/04/09	4,089	4,116,036

Ewing Township, New Jersey, GO, TAN,
2.50%, 10/24/08	7,300	7,302,221

Garden State Preservation Trust of New Jersey, Open
Space and Farmland Revenue Bonds, FLOATS, VRDN,
Series DCL 006, 4.38%, 11/01/28 (a)(b)(c)(e)	6,120	6,120,000

Gloucester City, New Jersey, GO, BAN, Series A,
2.25%, 4/28/09	3,950	3,959,138

Green Brook Township, New Jersey, GO, BAN,
2%, 2/20/09	1,600	1,603,755

Haddonfield, New Jersey, GO, BAN, 2.50%, 7/23/09	1,973	1,983,368

Hamilton Township, Atlantic County, New Jersey, GO,
BAN, 2%, 2/06/09	2,683	2,684,679

Hammonton, New Jersey, GO, BAN, 3.50%, 1/09/09	8,827	8,841,379

Harrison Township, New Jersey, GO, BAN, Series A,
2.75%, 5/19/09	9,393	9,435,055

Hazlet Township, New Jersey, GO, BAN,
2.50%, 7/31/09	3,321	3,333,204

Highlands, New Jersey, GO, BAN, 3.125%, 1/29/09	2,859	2,863,824

Hillsborough Township, New Jersey, GO, BAN,
3.75%, 12/12/08	1,037	1,038,835

Howell Township, New Jersey, GO, BAN, 3%, 9/15/09	7,700	7,765,788

Howell Township, New Jersey, Sewer Utility, GO, BAN,
3%, 9/15/09	4,565	4,604,003

Hudson County, New Jersey, Improvement Authority
Revenue Bonds (Essential Purpose Pooled
Government), VRDN, 7.50%, 7/15/26 (a)(b)	4,980	4,980,000

Keyport, New Jersey, GO, BAN, 2.25%, 8/07/09	6,485	6,501,387

Lakewood Township, New Jersey, GO, BAN,
2.75%, 7/10/09	3,160	3,176,805

Lambertville, New Jersey, GO, BAN, 2.50%, 6/12/09	4,837	4,857,484

Leonia, New Jersey, GO, BAN, 2.50%, 2/27/09	4,388	4,396,358

Linwood, New Jersey, GO, BAN, 3%, 6/23/09	900	904,163

Little Ferry, New Jersey, GO, BAN, 2.75%, 7/17/09	4,996	5,031,465

Long Beach Township, New Jersey, GO, BAN, Series A,
3.50%, 12/18/08	1,160	1,160,894

Lower Township, New Jersey, GO, BAN:
2%, 4/03/09	3,631	3,635,509
2.50%, 5/29/09	4,000	4,009,297

Manalapan Township, New Jersey, GO, BAN,
2.75%, 2/06/09	3,825	3,837,065

See Notes to Financial Statements.

22 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Schedule of Investments (continued)

CMA New Jersey Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey (continued)
Manasquan, New Jersey, GO, BAN, 2.50%, 1/30/09	$ 1,200	$ 1,201,215

Margate City, New Jersey, GO, BAN, 3%, 7/15/09	7,200	7,266,936

Maywood, New Jersey, GO, BAN, 2.50%, 3/20/09	2,132	2,137,425

Medford Township, New Jersey, GO, BAN, Series A,
2.75%, 7/14/09	7,821	7,869,839

Middle Township, New Jersey, GO, BAN,
2.50%, 7/15/09	4,094	4,117,798

Middlesex, New Jersey, GO, BAN, 2.75%, 5/21/09	6,075	6,095,282

Morris Plains, New Jersey, GO, BAN, 2.50%, 7/24/09	1,225	1,230,861

Mount Holly Township, New Jersey, GO, BAN, Series A,
2%, 11/19/08	3,232	3,233,703

New Jersey Building Authority, State Building Revenue
Bonds, VRDN (a)(b):
Sub-Series A-1, 7.75%, 6/15/23	2,000	2,000,000
Sub-Series A-3, 7.75%, 6/15/23	5,395	5,395,000

New Jersey EDA, CP:
1.83%, 10/03/08	15,000	15,000,000
1.75%, 10/06/08	25,300	25,300,000

New Jersey EDA, EDR, Refunding, VRDN (a)(b):
(Diocese of Metuchen Project), 7.20%, 9/01/30	8,890	8,890,000
(Jewish Community Foundation Metro West),
7.53%, 12/01/18	5,400	5,400,000

New Jersey EDA, EDR, VRDN (a)(b):
(The Frisch School Project), 7.90%, 5/01/36	5,400	5,400,000
(MZR Real Estate LP Project), AMT,
7.63%, 12/01/26	7,155	7,155,000
(Morris Museum Project), 7.92%, 2/01/31	9,100	9,100,000
(PB Tower & Metro Project), AMT, Series A,
8.25%, 11/01/26	3,620	3,620,000
(PB Tower & Metro Project), AMT, Series B,
8.25%, 11/01/11	1,910	1,910,000
(Wyckoff Family YMCA Inc. Project),
8.25%, 10/01/23	6,560	6,560,000

New Jersey EDA, Gas Facilities Revenue Refunding
Bonds (Pivotal Utility Holdings), VRDN, AMT,
3.90%, 6/01/32 (a)(b)	15,000	15,000,000

New Jersey EDA, Revenue Bonds, VRDN (a)(b):
(Applewood Estates Project), Series B,
8.25%, 10/01/35	23,885	23,885,000
(Applewood Estates Project), Series C,
8.25%, 10/01/10	5,265	5,265,000
(Esarc, Inc. Project), 7.53%, 4/01/29	2,490	2,490,000
(Jewish Family Service), 7.53%, 2/01/22	1,000	1,000,000
MERLOTS, Series D41, 4.18%, 9/01/17 (c)(e)	6,465	6,465,000
PUTTERS, Series 2712, 5.25%, 9/01/13 (c)(e)	1,765	1,765,000
(Presbyterian Homes), Series A, 8.01%, 4/01/31	23,310	23,310,000
(Urban League Project), 7.53%, 8/01/19	2,725	2,725,000

New Jersey EDA, Revenue Refunding Bonds, VRDN (a)(b):
(Cedar Crest Village, Inc.), Series B,
7.92%, 1/01/36	29,475	29,475,000
(Presbyterian Homes), Series B, 8.01%, 4/01/16	9,905	9,905,000

New Jersey EDA, School Facilities Construction Revenue
Bonds, VRDN, Sub-Series R-2, 4.85%, 9/01/31 (a)(b)	6,915	6,915,000

	Par
Municipal Bonds	(000)	Value

New Jersey (continued)
New Jersey EDA, School Facilities Construction,
Revenue Refunding Bonds, VRDN, Series V-1,
7.98%, 3/01/20 (a)(b)	$ 15,000	$15,000,000

New Jersey EDA, Special Facility Revenue Bonds
(Port Newark Container LLC), VRDN, AMT,
8.05%, 7/01/30 (a)(b)	9,000	9,000,000

New Jersey EDA, Thermal Energy Facilities Revenue
Bonds (Marina Energy LLC), VRDN, AMT, Series A,
7.35%, 9/01/31 (a)(b)	9,200	9,200,000

New Jersey Health Care Facilities Financing Authority
Revenue Bonds, VRDN (a)(b):
(Children’s Specialized Hospital Project), Series B,
7.43%, 7/01/36	16,285	16,285,000
(Meridian Health System), Series B,
7.85%, 7/01/33	26,400	26,400,000
(Robert Wood Johnson University), Series A3,
7.42%, 7/01/23	9,500	9,500,000
(Wiley Mission Project), 8.01%, 7/01/29	10,560	10,560,000

New Jersey Health Care Facilities Financing Authority,
Revenue Refunding Bonds, VRDN (a)(b):
(AHS Hospital Corporation Project), Series C,
7.85%, 7/01/36	9,020	9,020,000
(RWJ Health Care Corporation), 8.01%, 7/01/32	7,565	7,565,000

New Jersey State Educational Facilities Authority,
Revenue Refunding Bonds (Centenary College),
VRDN, Series A, 8.01%, 10/01/33 (a)(b)	7,990	7,990,000

New Jersey State Higher Education Assistance Authority,
Student Loan Revenue Bonds, ROCS, VRDN, AMT,
Series II-R-11571, 5.54%, 6/01/30 (a)(b)(g)	4,500	4,500,000

New Jersey State Housing and Mortgage Finance Agency,
S/F Housing Revenue Bonds, VRDN, AMT (a)(b):
Series Q, 7.55%, 4/01/32	24,535	24,535,000
Series R, 7.55%, 4/01/38	4,915	4,915,000
Series V, 7.75%, 10/01/37	51,375	51,375,000
Series Y, 8.05%, 10/01/39	9,000	9,000,000
Series Z, 8.10%, 10/01/34	6,000	6,000,000

New Jersey State Housing and Mortgage Finance
Agency, S/F Housing Revenue Refunding Bonds,
VRDN (a)(b):
AMT, Series O, 7.75%, 10/01/26	10,925	10,925,000
Series N, 7.75%, 10/01/17	28,310	28,310,000

New Jersey State Transportation Trust Fund Authority
Revenue Bonds, PUTTERS, VRDN, (a)(b)(c):
Series 332, 5.25%, 12/15/15	12,945	12,945,000
Series 2199, 4.30%, 6/15/15 (f)	16,245	16,245,000

New Jersey State Transportation Trust Fund Authority,
Revenue Refunding Bonds, PUTTERS, VRDN,
Series 241, 4.62%, 12/15/18 (a)(b)(c)(e)	19,190	19,190,000

New Milford, New Jersey, GO, BAN, 2.25%, 1/30/09	4,167	4,169,461

New Providence, New Jersey, GO, BAN, 2.50%, 2/20/09	1,040	1,042,767

Newton, New Jersey, GO, BAN, 2.50%, 6/25/09	3,249	3,262,009

North Wildwood, New Jersey, GO, BAN,
3.75%, 12/12/08	7,900	7,909,316

Northvale, New Jersey, BAN, 2.50%, 2/20/09	1,985	1,990,782

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

23

Schedule of Investments (continued)

CMA New Jersey Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New Jersey (continued)
Oakland, New Jersey, GO, BAN:
2.25%, 2/11/09	$ 1,127	$ 1,128,216
2.50%, 2/11/09	4,545	4,556,554

Park Ridge, New Jersey, GO, BAN, 2%, 2/06/09	2,100	2,100,647

Pascack Valley, New Jersey, Regional High School
District, GO, Temporary Notes, 2%, 2/06/09	2,051	2,051,636

Pennsauken Township, New Jersey, GO, BAN, Series A,
2.50%, 9/08/09	2,888	2,905,832

Phillipsburg, New Jersey, GO, BAN, 2.25%, 9/04/09	3,257	3,259,942

Port Authority of New York and New Jersey, CP,
1.78%, 10/01/08	10,945	10,945,000

Port Authority of New York and New Jersey, Revenue
Refunding Bonds, PUTTERS, VRDN, Series 1546,
5.93%, 10/01/14 (a)(b)(c)	8,100	8,100,000

Port Authority of New York and New Jersey, Special
Obligation Revenue Refunding Bonds, (Versatile
Structure Obligation), VRDN, AMT (a)(b):
Series 1R, 4.05%, 8/01/28	90,500	90,500,000
Series 4, 5.20%, 4/01/24	78,100	78,100,000
Series 6, 5.20%, 12/01/17	49,200	49,200,000

RBC Municipal Products, Inc., New Jersey State
Higher Education Assistance Authority, Student
Loan Revenue Bonds, FLOATS, VRDN, AMT (a)(b)(c):
Series L-35, 3.45%, 12/01/31	25,245	25,245,000
Series L-36, 3.10%, 12/01/32	11,500	11,500,000

Ridgefield Park, New Jersey, GO, BAN,
2.75%, 4/24/09	1,833	1,839,426

Ringwood Boro, New Jersey, GO, BAN,
3.75%, 11/07/08	4,618	4,619,808

Robbinsville, New Jersey, GO, BAN, 2.50%, 12/11/08	3,500	3,504,159

Rutgers State University, New Jersey, CP,
1.68%, 10/01/08	23,650	23,650,000

Rutherford, New Jersey, GO, BAN, 2.75%, 5/01/09	7,660	7,695,702

Scotch Plains-Fanwood School District, New Jersey,
GO, BAN, Series A, 2.50%, 6/11/09	1,800	1,806,129

South Plainfield, New Jersey, GO, BAN,
2.75%, 7/01/09	7,320	7,365,904

Summit, New Jersey, GO, BAN, 3.75%, 12/12/08	3,783	3,787,165

Sussex County, New Jersey, GO, BAN, 2.50%, 6/24/09	3,204	3,216,633

Tinton Falls, New Jersey, GO, BAN:
3%, 1/23/09	1,576	1,579,812
3.125%, 1/23/09	1,450	1,452,376

Union Township, New Jersey, GO, BAN:
3.50%, 1/09/09	5,165	5,173,361
2.50%, 8/07/09	5,814	5,841,172

Warren Township, New Jersey, GO, BAN:
2.50%, 4/23/09	4,180	4,197,985
3%, 4/23/09	1,520	1,528,367

Washington Township, Gloucester County, New Jersey,
GO, BAN, 3.25%, 12/26/08	2,500	2,501,263

Washington Township, Morris County, New Jersey, GO,
BAN, 4%, 10/24/08	6,300	6,302,034

See Notes to Financial Statements.

	Par
Municipal Bonds	(000)	Value

New Jersey (concluded)
Washington Township, Warren County, New Jersey, GO,
BAN, 2.50%, 5/15/09	$ 3,998	$4,008,915

West Long Branch, New Jersey, GO, BAN, 3%, 5/21/09	3,519	3,536,319

West Orange Township, New Jersey, GO, BAN,
2.50%, 4/09/09	2,462	2,472,434

West Paterson, New Jersey, GO, BAN, 2.75%, 7/17/09	5,303	5,340,426

Westfield, New Jersey, GO, BAN, 2.50%, 4/09/09	2,738	2,746,716

Westwood, New Jersey, GO, BAN, 2.50%, 7/24/09	2,351	2,362,260

Wildwood Crest, New Jersey, BAN, 2.50%, 1/16/09	2,405	2,408,554

Woodbury, New Jersey, School District, GO, GAN,
4%, 12/04/08	4,400	4,404,603

		1,217,271,697

Puerto Rico — 5.2%
Bank of America AUSTIN Trust, Puerto Rico
Commonwealth, Public Improvement, GO,
Refunding, VRDN, Series 2008-355,
8%, 7/01/11 (a)(b)(c)	61,300	61,300,000

Puerto Rico Commonwealth, GO, Refunding, VRDN,
Series A-7, 7.75%, 7/01/33 (a)(b)	6,600	6,600,000

Puerto Rico Commonwealth Highway and
Transportation Authority, Highway Revenue
Bonds, PUTTERS, VRDN, Series 2560,
6.45%, 7/01/18 (a)(b)(c)(e)	4,215	4,215,000

Puerto Rico Commonwealth, Public Improvement, GO,
Refunding, VRDN, Series A-2, 7.75%, 7/01/29 (a)(d)	3,700	3,700,000

		75,815,000

Total Investments (Cost — $1,293,086,697*) — 89.4%		1,293,086,697
Other Assets Less Liabilities — 10.6%		152,899,887

Net Assets — 100.0%	$1,445,986,584

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) MBIA Insured.
(e) FSA Insured.
(f) AMBAC Insured.
(g) Assured Guaranty Insured.

24 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Schedule of Investments (concluded) CMA New Jersey Municipal Money Fund

•Effective April 1,2008,the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For informa-
tion about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial
Statements.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	—
Level 2	$1,293,086,697
Level 3	—

Total	$1,293,086,697

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

25

Schedule of Investments September 30, 2008 (Unaudited)

CMA New York Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York — 86.5%
Albany County, New York, Airport Authority, Airport
Revenue Refunding Bonds, VRDN, AMT, Series A,
8.25%, 12/15/23 (a)(b)	$ 14,320	$ 14,320,000

Albany, New York, City School District, GO, BAN,
Series A, 3%, 6/26/09	10,000	10,087,573

Albany, New York, IDA, Civic Facility Revenue Bonds
(Albany Medical Center Hospital Project), VRDN,
Series C, 8.25%, 5/01/27 (a)(b)	1,920	1,920,000

Ardsley, New York, Union Free School District, GO,
TAN, 2.75%, 6/26/09	3,095	3,111,830

Auburn, New York, GO, BAN, Series A,
1.99%, 6/05/09	6,660	6,693,714

Averill Park, New York, Central School District, GO,
BAN, Series A, 2.50%, 7/24/09	10,710	10,787,997

BB&T Municipal Trust, New York Liberty Development
Corporation Revenue Bonds (Goldman Sachs
Headquarters), FLOATS, VRDN, Series 2025,
4.67%, 10/01/35 (a)(b)(c)	6,540	6,540,000

Babylon, New York, Union Free School District, GO,
TAN, 2.75%, 6/26/09	4,000	4,029,333

Bayport-Blue Point, New York, Union Free School
District, GO, TAN, 1.64%, 6/30/09	5,765	5,812,080

Beacon, New York, City School District, GO, BAN,
2.50%, 6/30/09	4,920	4,945,734

Broome County, New York, GO, Refunding, BAN,
2.75%, 4/17/09	15,000	15,092,494

Burnt Hills-Ballston Lake Central School District,
New York, GO, Series A:
BAN, 3%, 7/02/09	4,873	4,919,552
TAN, 3%, 7/02/09	2,855	2,882,060

Carmel, New York, Central School District, GO, RAN,
3%, 6/30/09	3,800	3,833,766

Cassadaga Valley, New York, Central School District,
GO, Refunding, BAN, 2.75%, 6/16/09	7,705	7,740,319

Cattaraugus County, New York, Development Agency,
IDR (Gowanda Electronics Corporation), VRDN, AMT,
Series A, 8%, 9/01/21 (a)(b)	1,625	1,625,000

Center Moriches, New York, Union Free School District,
GO, TAN, 3%, 6/26/09	2,000	2,011,027

Chautauqua County, New York, GO, TAN,
3.20%, 12/17/08	8,500	8,507,956

Cheektowaga, New York, Central School District, GO,
BAN, 3.25%, 12/26/08	10,000	10,006,459

Churchville Chili, New York, Central School District,
GO, BAN, 2.75%, 6/24/09	7,230	7,277,758

Commack, New York, Union Free School District, GO,
TAN, 2.75%, 6/30/09	12,740	12,844,341

Deer Park, New York, Union Free School District, GO,
TAN, 2.50%, 6/30/09	13,110	13,198,794

Depew, New York, Union Free School District, GO, BAN,
2.50%, 6/03/09	6,140	6,167,188

	Par
Municipal Bonds	(000)	Value

New York (continued)
East Aurora, New York, GO, BAN, 2.75%, 4/02/09	$ 3,400	$ 3,416,156

East Fishkill, New York, GO, BAN, 2.75%, 4/15/09	3,495	3,508,688

East Ramapo Central School District, New York, GO,
BAN, 2.50%, 6/19/09	7,800	7,836,281

Eclipse Funding Trust, Solar Eclipse Certificates,
New York Convention Center Development
Corporation, VRDN, Series 2006-0004,
4.03%, 11/15/27 (a)(b)(c)(d)	20,735	20,735,000

Erie County, New York, IDA, Civic Facility Revenue
Bonds (Claddagh Commission Inc. Project), VRDN,
8%, 12/01/15 (a)(b)	1,145	1,145,000

Erie County, New York, IDA, Revenue Bonds
(Orchard Park CCRC Project), VRDN, Series B,
7.92%, 11/15/36 (a)(b)	8,000	8,000,000

Fayetteville-Manlius Central School District, New York,
GO, BAN, 2.75%, 4/24/09	6,214	6,255,769

Guilderland, New York, IDA, Civic Facility, Revenue
Bonds (West Turnpike), VRDN, Series A,
8.50%, 4/01/20 (a)(b)	2,120	2,120,000

Hamburg Town, New York, GO, BAN, 2.75%, 7/16/09	5,960	6,009,172

Hamburg Village, New York, GO, BAN, 2%, 2/05/09	2,920	2,928,169

Hicksville, New York, Union Free School District, GO,
TAN, 3%, 6/26/09	8,500	8,575,543

Hoosick Falls, New York, Central School District, GO,
Refunding, BAN, 3%, 4/03/09	5,860	5,897,364

Hunter-Tannersville, New York, Central School District,
GO, BAN, 2.75%, 7/17/09	7,512	7,575,809

Irvington, New York, Union Free School District, GO,
TAN, 3.25%, 6/19/09	6,000	6,060,026

Kenmore-Tonawanda, New York, Union Free School
District, GO, BAN, 3%, 9/10/09	5,564	5,620,825

Levittown, New York, Union Free School District, GO,
BAN, 2.75%, 7/17/09	6,040	6,092,884

Lewisboro, New York, GO, BAN, 2%, 2/20/09	2,500	2,507,816

Lindenhurst, New York, Union Free School District, GO,
TAN, 2.75%, 6/24/09	24,500	24,688,582

Livonia, New York, Central School District, GO, BAN,
2.50%, 6/25/09	2,270	2,275,047

Long Island Power Authority, New York, Electric
System Revenue Bonds, VRDN, Sub-Series 2A,
8.25%, 5/01/33 (a)(b)	18,210	18,210,000

Massapequa, New York, Union Free School District,
GO, TAN, 2.50%, 6/24/09	4,755	4,785,091

Metropolitan Transportation Authority, New York,
Dedicated Tax Fund Revenue Bonds, ROCS, VRDN,
Series II-R-10290, 4.57%, 11/15/12 (a)(b)(c)(e)	7,840	7,840,000

Metropolitan Transportation Authority, New York,
Dedicated Tax Fund, Revenue Refunding Bonds,
VRDN, Sub-Series B-2, 7.75%, 11/01/34 (a)(b)	24,375	24,375,000

Middletown, New York, GO, BAN, 2.75%, 4/10/09	4,310	4,332,802

See Notes to Financial Statements.

26 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Schedule of Investments (continued)

CMA New York Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (continued)
Miller Place, New York, Union Free School District, GO,
TAN, 2.50%, 6/30/09	$ 5,315	$ 5,350,993

Mineola, New York, Union Free School District, GO,
TAN, 2.75%, 6/29/09	3,720	3,751,635

Monroe-Woodbury, New York, Central School District,
GO, BAN, 3.70%, 11/14/08	3,485	3,487,034

Montauk, New York, Union Free School District, GO,
TAN, 3%, 6/24/09	2,000	2,014,590

Monticello, New York, Central School District, GO,
BAN, 2.50%, 7/24/09	5,305	5,330,814

Mount Sinai, New York, Union Free School District, GO,
TAN, 2.75%, 6/30/09	9,435	9,509,213

Nassau County, New York, IDA, Revenue Bonds
(Clinton Plaza Senior Housing Project), VRDN, AMT,
8.06%, 9/01/34 (a)(b)(f)	13,250	13,250,000

Nassau County, New York, Interim Financing Authority,
Sales Tax Secured Revenue Refunding Bonds,
VRDN (a)(b):
Series A, 7.90%, 11/15/25	15,000	15,000,000
Series B, 7.90%, 11/15/21	15,000	15,000,000
Series C, 7.79%, 11/15/19	20,000	20,000,000
Series D, 8.80%, 11/15/17	43,000	43,000,000

New Hartford, New York, GO, BAN, 3%, 3/05/09	2,677	2,688,335

New York City, New York, City Health and Hospital
Corporation, Health System Revenue Refunding
Bonds, VRDN (a)(b):
Series B, 6.25%, 2/15/31	11,400	11,400,000
Series C, 7.75%, 2/15/31	7,700	7,700,000

New York City, New York, City Housing Development
Corporation, M/F Housing Revenue Bonds, VRDN,
AMT, Series H-2-B, 4.40%, 5/01/13 (a)(b)	35,990	35,990,000

New York City, New York, City Housing Development
Corporation, M/F Mortgage Revenue Bonds,
VRDN, Series A (a)(b):
(Beekman Tower), 7.90%, 3/01/48	22,960	22,960,000
(Parkview II Apartments Project), AMT,
8.15%, 12/01/37	10,900	10,900,000
(Spring Creek Housing LP), AMT,
8.10%, 12/01/39	21,000	21,000,000
(Susans Court Project), AMT, 8.10%, 11/01/39	19,000	19,000,000

New York City, New York, City Housing Development
Corporation, M/F Rental Housing Revenue Bonds,
VRDN, Series A (a)(b):
(155 West 21st Street Development), AMT,
8.15%, 11/15/37 (f)	11,500	11,500,000
(Armory Place LLC), AMT, 8.10%, 3/15/33 (f)	14,065	14,065,000
(Atlantic Court Apartments Project), AMT,
8.20%, 12/01/35 (g)	10,900	10,900,000
(Brittany Development), AMT, 8.15%, 6/15/29 (f)	24,830	24,830,000
(Carnegie Park), 8.10%, 11/15/19 (f)	26,550	26,550,000
(Clinton 54 LLC), AMT, 8.20%, 8/15/32 (f)	35,400	35,400,000

	Par
Municipal Bonds	(000)	Value

New York (continued)
New York City, New York, City Housing Development
Corporation, M/F Rental Housing Revenue Bonds,
VRDN, Series A (a)(b) (concluded):
(Lyric Development), AMT, 8.20%, 11/15/31 (e)	$ 12,765	$ 12,765,000
(One Columbus Place Development), AMT,
8.20%, 11/15/28 (f)	13,700	13,700,000
(West 43rd Street Development), AMT,
8.20%, 4/15/29 (f)	19,400	19,400,000
(West 61st Street Apartments Project), AMT,
8.15%, 12/15/37 (f)	15,000	15,000,000
(West 89th Street Development), AMT,
8.15%, 11/15/29	35,400	35,400,000
(West End Towers), AMT, 8.20%, 5/15/34 (f)	34,000	34,000,000

New York City, New York, City IDA, Civic Facility
Revenue Bonds, VRDN (a)(b):
(Allen-Stevenson School Project),
7.99%, 12/01/34	3,025	3,025,000
(Heart Share Human Services), Series A,
9%, 7/01/21	4,700	4,700,000
(Hewitt School Project), 7.99%, 12/01/34	1,565	1,565,000
(Spence-Chapin, Services to Families and
Children Project), 7.99%, 12/01/36	2,900	2,900,000

New York City, New York, City IDA, Civic Facility Revenue
Refunding Bonds (Brooklyn Heights Montessori
School Project), VRDN, 9%, 1/01/27 (a)(b)	6,095	6,095,000

New York City, New York, City IDA, IDR (Tiago
Holdings LLC), VRDN, AMT, 8.40%, 1/01/37 (a)(b)	20,000	20,000,000

New York City, New York, City IDA, Liberty Revenue
Bonds (FC Hanson Office Associates LLC Project),
VRDN, 8%, 12/01/39 (a)(b)	25,000	25,000,000

New York City, New York, City IDA, Special
Facility Revenue Bonds (Air Express
International Corporation Project), VRDN, AMT,
7.60%, 7/01/24 (a)(b)	14,000	14,000,000

New York City, New York, City Municipal Water Finance
Authority, CP:
1.90%, 10/16/08	19,200	19,200,000
1.65%, 11/05/08	22,000	22,000,000

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue Bonds,
PUTTERS, VRDN (a)(b)(c):
Series 2540, 6.78%, 6/15/15	1,945	1,945,000
Series 2559, 5.85%, 12/15/13	2,000	2,000,000

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System Revenue
Refunding Bonds,VRDN (a)(b):
PUTTERS, Series 1263, 4.75%, 6/15/13 (c)(e)	3,180	3,180,000
PUTTERS, Series 988, 5.62%, 6/15/13 (c)	12,000	12,000,000
Sub-Series B-1, 7.70%, 6/15/24	6,500	6,500,000
Sub-Series B-4, 7.76%, 6/15/23	13,300	13,300,000

New York City, New York, City Municipal Water Finance
Authority, Water and Sewer System, Second General
Resolution Revenue Refunding Bonds, VRDN,
Series AA-2, 4.25%, 6/15/32 (a)(b)	8,700	8,700,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

27

Schedule of Investments (continued)

CMA New York Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (continued)
New York City, New York, City Transitional Finance
Authority, Future Tax Secured Revenue Bonds,
VRDN (a)(b):
Series A-1, 7.75%, 11/15/28	$ 2,200	$ 2,200,000
Series A-2, 7.83%, 11/15/27	67,615	67,615,000

New York City, New York, City Transitional Finance
Authority Revenue Bonds, VRDN (a)(b):
(New York City Recovery), Series 3,
Sub-Series 2-C, 7.75%, 11/01/22	1,655	1,655,000
Sub-Series 2-D, 8%, 11/01/22	22,915	22,915,000
Sub-Series 3-G, 8%, 11/01/22	47,810	47,810,000
Sub-Series B-3, 7.75%, 11/01/28	15,100	15,100,000

New York City, New York, City Transitional Finance
Authority, Revenue Refunding Bonds, ROCS, VRDN,
Series II-R-6102, 4.66%, 2/01/33 (a)(b)(c)	5,690	5,690,000

New York City, New York, City Transitional Finance
Authority, Special Tax Revenue Refunding Bonds,
VRDN, Series C, 8%, 2/01/32 (a)(b)	70,000	70,000,000

New York City, New York, GO, Refunding, VRDN (a)(b):
Sub-Series C-2, 7.83%, 8/01/20	7,615	7,615,000
Sub-Series C-3, 8%, 8/01/20	12,815	12,815,000
Sub-Series J-9, 7.76%, 8/01/27	20,300	20,300,000

New York City, New York, GO, VRDN (a)(b):
PUTTERS, Series 1299, 4.75%, 4/01/14 (c)(e)	4,985	4,985,000
ROCS, Series II-R-251A, 5.43%, 12/15/33 (c)	30,000	30,000,000
Series F-4, 7.86%, 2/15/20	6,860	6,860,000
Series F-5, 7.83%, 2/15/16	11,675	11,675,000
Series F-6, 8%, 2/15/18	27,425	27,425,000
Sub-Series A-3, 7.83%, 8/01/31	25,800	25,800,000
Sub-Series A-9, 8.90%, 8/01/18	2,520	2,520,000
Sub-Series B-9, 7.83%, 8/15/23	8,700	8,700,000
Sub-Series E-3, 7.47%, 8/01/34	28,300	28,300,000
Sub-Series F-3, 8.25%, 9/01/35	5,725	5,725,000
Sub-Series H-2, 7.76%, 3/01/34	5,600	5,600,000
Sub-Series H-6, 8%, 3/01/34	9,515	9,515,000

New York City, New York, Trust for Cultural Resources,
Revenue Refunding Bonds (Museum of Modern Art),
VRDN, Series 1A, 4%, 8/01/09 (a)(b)	4,390	4,471,232

New York State Commander of General Services
Revenue Bonds (People of the State of New York),
VRDN, 7.85%, 9/01/21 (a)(b)	13,147	13,147,000

New York State Dormitory Authority, Mental Health
Services Revenue Bonds, VRDN (a)(b):
Sub-Series D-2E, 7.85%, 2/15/31	2,800	2,800,000
Sub-Series D-2G, 7.83%, 2/15/31	25,385	25,385,000
Sub-Series D-2H, 7.85%, 2/15/31	15,000	15,000,000

New York State Dormitory Authority, Non-State
Supported Debt Revenue Bonds (Rockefeller
University), VRDN, Series A2, 6.25%, 7/01/32 (a)(b)	8,300	8,300,000

New York State Dormitory Authority, Non-State
Supported Debt, Revenue Refunding Bonds (Saint
Lawrence University), VRDN, 8%, 7/01/38 (a)(b)	8,000	8,000,000

	Par
Municipal Bonds	(000)	Value

New York (continued)
New York State Dormitory Authority Revenue Bonds,
VRDN (a)(b):
(Glen Eddy, Inc.), 7.90%, 7/01/29	$ 10,355	$ 10,355,000
PUTTERS, Series 1955, 5.85%, 3/15/15 (c)	6,615	6,615,000
ROCS, Series II-R-8101, 4.66%, 7/01/18 (c)	4,335	4,335,000
ROCS, Series II-R-8100, 4.71%, 7/01/29 (c)	8,135	8,135,000
(Teresian Housing Corporation), 7.90%, 7/01/33	4,380	4,380,000

New York State Dormitory Authority, Revenue
Refunding Bonds, VRDN (a)(b):
(Cornell University), Series B, 6.40%, 7/01/30	8,265	8,265,000
ROCS, Series II-R-11560, 4.47%, 7/01/36 (c)	2,200	2,200,000

New York State Dormitory Authority, State Supported
Debt Revenue Bonds (Cornell University), VRDN (a)(b):
Series A, 6.40%, 7/01/33	5,000	5,000,000
Series B, 6.40%, 7/01/33	9,765	9,765,000

New York State Energy Research and Development
Authority, Facilities Revenue Bonds (Consolidated
Edison Company of New York Inc. Project), VRDN,
AMT (a)(b):
Sub-Series C-2, 8%, 11/01/39	6,000	6,000,000
Sub-Series C-3, 8.08%, 11/01/39	27,500	27,500,000

New York State Energy Research and Development
Authority, PCR, Refunding (New York State Electric
and Gas Corporation), VRDN (a)(b):
Series B, 7.85%, 2/01/29	7,000	7,000,000
Series C, 8.05%, 6/01/29	8,200	8,200,000
Series D2, 7.40%, 10/01/29	3,500	3,500,000

New York State Environmental Facilities Corporation,
State Clean Water and Drinking Revenue
Refunding Bonds, PUTTERS, VRDN, Series 2900,
6.22%, 12/15/15 (a)(b)(c)	3,500	3,500,000

New York State, Environmental Quality, GO, VRDN,
Series G, 2.95%, 10/08/08 (a)(b)	6,000	6,000,000

New York State, GO, VRDN, Series A,
1.75%, 10/08/08 (a)(b)	9,200	9,200,000

New York State, HFA, Housing Revenue Bonds, VRDN,
AMT, Series A (a)(b):
(316 11th Avenue Project), 8.15%, 5/15/41 (f)	25,000	25,000,000
(363 West 30th Street), 8.20%, 11/01/32 (g)	12,150	12,150,000
(Helena Housing), 7.60%, 5/15/36 (f)	10,000	10,000,000
(West 33rd Street Housing),
8.20%, 11/15/36 (f)	3,400	3,400,000

New York State, HFA, M/F Revenue Bonds,
VRDN (a)(b)(f):
(750 6th Ave), Series A, 8.15%, 5/15/31	5,000	5,000,000
(Kew Gardens Hills), AMT, Series A,
8.20%, 5/15/36	5,600	5,600,000

New York State, HFA, Revenue Bonds, VRDN (a)(b):
(125 West 31st Street Housing), AMT,
Series A, 8.15%, 5/15/38 (f)	15,000	15,000,000
(360 West 43rd Street), AMT, Series A,
8.15%, 11/15/33 (f)	23,565	23,565,000

See Notes to Financial Statements.

28 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Schedule of Investments (continued)

CMA New York Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (continued)
New York State, HFA, Revenue Bonds, VRDN (a)(b)
(concluded):
(1500 Lexington Associates LLC), AMT, Series A,
7.75%, 5/15/34 (f)	$ 4,400	$ 4,400,000
(Avalon Bowery Place II), AMT, Series A,
8.80%, 11/01/39	25,000	25,000,000
(Biltmore Tower Project), AMT, Series A,
8.15%, 5/15/34 (f)	37,245	37,245,000
(Gethsemane Apartments), AMT, Series A,
8.25%, 5/15/33 (f)	12,000	12,000,000
(Grace Towers Housing II LLC), AMT, Series A,
8.20%, 5/01/40 (g)	4,975	4,975,000
(Normandie Court-I Project), 8%, 5/15/15	4,050	4,050,000
(Saxony Housing), AMT, Series A,
8.20%, 5/15/30	29,100	29,100,000
(Victory Housing), AMT, Series A,
8.15%, 11/01/33 (g)	10,800	10,800,000
(Worth Street Project), AMT, Series A,
8.15%, 5/15/33 (f)	7,900	7,900,000

New York State, HFA, Service Contract
Revenue Refunding Bonds, VRDN, Series C,
8.10%, 3/15/26 (a)(b)	7,000	7,000,000

New York State Local Government Assistance
Corporation Revenue Bonds, VRDN (a)(b):
Series A, 7.77%, 4/01/22	11,100	11,100,000
Series B, 8.25%, 4/01/23	2,120	2,120,000
Series B, 7.75%, 4/01/25	83	83,000
Series C, 7.75%, 4/01/25	8,800	8,800,000
Series E, 7.85%, 4/01/25	15,720	15,720,000

New York State Local Government Assistance
Corporation, Revenue Refunding Bonds, Senior Lien,
VRDN (a)(b):
Series B-BV, 8%, 4/01/21	3,300	3,300,000
Series B-CV, 7.75%, 4/01/21	10,380	10,380,000

New York State Mortgage Agency, Homeowner
Mortgage Revenue Bonds, VRDN, AMT, Series 125,
7.75%, 10/01/36 (a)(b)	25,000	25,000,000

New York State Power Authority, CP, 1.57%, 10/09/08	8,000	8,000,000

New York State Thruway Authority, Highway and Bridge
Trust Fund, General Revenue Bonds, PUTTERS,
VRDN, Series 1098, 5.25%, 7/01/13 (a)(b)(c)(e)	8,375	8,375,000

New York State Urban Development Corporation,
COP, ROCS, VRDN, Series II-R-10011CE,
5.09%, 4/01/10 (a)(b)(c)	9,000	9,000,000

New York State Urban Development Corporation
Revenue Bonds, PUTTERS, VRDN, Series 2750,
7.96%, 12/15/15 (a)(b)(c)	5,000	5,000,000

Niagara-Wheatfield, New York, Central School District,
GO, BAN, 2.75%, 5/20/09	2,164	2,173,757

North Babylon, New York, Union Free School District,
GO, TAN, 3%, 6/24/09	8,000	8,067,976

North Hempstead, New York, GO, BAN, 3%, 6/26/09	2,000	2,015,167

North Shore, Central School District, New York, Glen
Head, GO, TAN, 2.50%, 6/24/09	4,090	4,116,781

	Par
Municipal Bonds	(000)	Value

New York (continued)
North Syracuse, New York, Central School District,
GO, RAN, 2.75%, 6/19/09	$ 4,000	$ 4,023,085

Northeastern Clinton Central School District, New
York, Champlain, GO, BAN, 2.50%, 6/30/09	3,790	3,798,587

Ogdensburg, New York, Enlarged City School District,
GO, RAN, 2.75%, 6/26/09	3,255	3,264,835

Oneida County, New York, IDA, Revenue Bonds
(Preswick Glen Civic Facility Project), VRDN,
7.92%, 10/01/36 (a)(b)	11,500	11,500,000

Onondaga County, New York, IDA, Civic Facility
Revenue Bonds (Syracuse University Project),
VRDN, Series B, 7.95%, 7/01/37 (a)(b)	3,885	3,885,000

Onondaga County, New York, IDA, IDR, VRDN, AMT (a)(b):
(G.A. Braun Inc. Project), 8.06%, 6/01/34	9,995	9,995,000
(Peregrine International LLC Project),
7.45%, 5/01/22	1,700	1,700,000

Onondaga County, New York, IDA, Solid Waste
Disposal Facility, Revenue Refunding Bonds
(Solvay Paperboard Project), VRDN, AMT,
8.20%, 7/01/23 (a)(b)	1,500	1,500,000

Ontario County, New York, IDA, Civic Facility Revenue
Bonds (Friends of the Finger Lakes Performing
Arts Center, Inc. Project), VRDN, Series A,
7.99%, 12/01/36 (a)(b)	3,345	3,345,000

Orangetown, New York, GO, BAN, 3.25%, 1/08/09	7,145	7,153,339

Oswego County, New York, IDA, Civic Facility Revenue
Bonds (O H Properties Inc. Project), VRDN, Series A,
8.06%, 6/01/24 (a)(b)	1,580	1,580,000

Otsego County, New York, IDA, Civic Facility Revenue
Bonds (Templeton Foundation Project), VRDN,
Series A, 8%, 6/01/27 (a)(b)	2,795	2,795,000

Owego Town, New York, GO, BAN, 2.70%, 1/29/09	3,000	3,000,636

Penn Yan, New York, Central School District, GO, BAN,
2.75%, 6/18/09	15,030	15,129,199

Plainview Old Bethpage, New York, Central School
District, GO, TAN, 2.75%, 6/30/09	8,300	8,365,527

Port Authority of New York and New Jersey, Revenue
Refunding Bonds, VRDN (a)(b)(c):
MERLOTS, AMT, Series C01,
3.81%, 12/01/16 (e)	19,840	19,840,000
PUTTERS, AMT, Series 2945, 6.26%, 5/01/16	2,500	2,500,000
PUTTERS, Series 3095, 6.02%, 12/01/13	9,455	9,455,000

Port Authority of New York and New Jersey, Special
Obligation Revenue Refunding Bonds (Versatile
Structure Obligation), VRDN, AMT, Series 4,
5.20%, 4/01/24 (a)(b)	400	400,000

Port Jervis, New York City, School District, GO,
Refunding, BAN, 2.75%, 6/30/09	4,095	4,117,955

Port Washington, New York, Union Free School District,
GO, TAN, 2.75%, 6/24/09	13,995	14,112,857

Poughkeepsie City, New York, GO, BAN, Series A,
2.75%, 4/24/09	4,960	4,991,792

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

29

Schedule of Investments (continued)

CMA New York Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

New York (continued)
Poughkeepsie, New York, City School District, GO,
BAN, 2.75%, 6/26/09	$ 4,900	$ 4,923,424

Poughkeepsie Town, New York, GO, BAN,
2.75%, 3/20/09	3,635	3,647,347

Ramapo, New York, Housing Authority Revenue Bonds
(Fountainview at College Road, Inc. Project), VRDN,
8.06%, 12/01/29 (a)(b)	15,000	15,000,000

Red Hook, New York, Central School District, GO, BAN,
2.50%, 7/29/09	7,375	7,429,613

Ridge Road Fire District, New York, GO, BAN,
2%, 12/18/08	3,220	3,222,821

Rockland County, New York, IDA, Civic Facility Revenue
Bonds (Dominican College Project), VRDN (a)(b):
Series A, 8.28%, 7/01/35	6,640	6,640,000
Series B, 8.28%, 7/01/35	2,970	2,970,000

Rockland County, New York, IDA, Civic Facility Revenue
Refunding Bonds (Dominican College Project),
VRDN, Series A, 8.28%, 5/01/34 (a)(b)	9,315	9,315,000

Rocky Point, New York, Union Free School District, GO:
BAN, 2.75%, 6/30/09	4,580	4,615,678
TAN, 2.75%, 6/25/09	2,290	2,307,517

Sag Harbor, New York, Union Free School District, GO,
TAN, 3%, 6/30/09	8,200	8,277,661

Schenectady, New York, City School District, GO, BAN,
2.75%, 7/10/09	4,796	4,827,083

Schenectady, New York, City School District, GO, RAN,
2.75%, 7/31/09	6,500	6,519,044

Seneca Falls, New York, Central School District, GO:
BAN, 2.75%, 6/19/09	2,675	2,692,155
RAN, 2.75%, 6/19/09	3,160	3,179,356

South Colonie, New York, Central School District, GO,
Refunding, BAN, 2.75%, 6/19/09	5,640	5,676,900

South Glens Falls, New York, Central School
District, GO:
BAN, 2.75%, 6/19/09	3,400	3,421,306
RAN, 2.75%, 6/19/09	3,775	3,798,114

South Jefferson, New York, Central School District, GO,
RAN, 2.75%, 6/18/09	3,240	3,260,689

South Orangetown, New York, Central School District,
GO, TAN, 2.75%, 2/20/09	4,110	4,125,962

Suffolk County, New York, IDA, Civic Facility
Revenue Bonds (Touro College Project), VRDN,
7.85%, 6/01/37 (a)(b)	2,100	2,100,000

Suffolk County, New York, Water Authority Revenue
Bonds, BAN, 7.85%, 1/15/13	31,330	31,330,000

Tarrytown, New York, GO, Refunding, BAN,
2.75%, 5/28/09	6,620	6,658,968

	Par
Municipal Bonds	(000)	Value

New York (concluded)
Thousand Island, New York, Central School District,
GO, BAN, 3%, 6/30/09	$ 6,790	$ 6,827,226

Three Village Central School District (Brookhaven and
Smithtown), New York, GO, BAN, 1.99%, 5/15/09	2,093	2,102,992

Tobacco Settlement Financing Corporation of New
York, Asset-Backed Revenue Refunding Bonds,
Series B, 4%, 6/01/09	8,205	8,307,284

Tompkins County, New York, GO, BAN,
3.25%, 1/09/09	11,100	11,112,808

Triborough Bridge and Tunnel Authority, New York,
General Purpose Revenue Bonds, VRDN, Series A,
8%, 11/01/35 (a)(b)	5,900	5,900,000

Triborough Bridge and Tunnel Authority, New York,
General Revenue Refunding Bonds, VRDN (a)(b):
Series F, 7.81%, 11/01/32	11,300	11,300,000
Sub-Series B-2, 8.06%, 1/01/32	12,300	12,300,000
Sub-Series B-4, 8.25%, 1/01/32	14,650	14,650,000

Triborough Bridge and Tunnel Authority, New York,
Revenue Refunding Bonds, ROCS, VRDN (a)(b)(c):
Series II-R-4096, 4.47%, 5/15/16	16,200	16,200,000
Series II-R-8109, 4.60%, 5/15/16	7,125	7,125,000
Series II-R-11543, 4.81%, 11/15/38	4,100	4,100,000

Troy, New York, IDA, Civic Facility Revenue Bonds
(Rensselaer Polytechnic Institute), VRDN (a)(b):
Series B, 6.50%, 9/01/42	19,500	19,500,000
Series D, 6.50%, 9/01/42	13,250	13,250,000

Wappinger, New York, GO, BAN, 2.75%, 4/03/09	3,171	3,186,945

Watertown, New York, GO, Refunding, BAN,
2%, 2/25/09	3,475	3,485,117

West Babylon, New York, Unified Free School
District, GO,:
BAN, 2.75%, 7/30/09	4,710	4,741,045
TAN, 3%, 6/26/09	15,500	15,642,323

Westchester County, New York, IDA, Civic Facility
Revenue Refunding Bonds (Northern Westchester
Hospital), VRDN, 8.04%, 11/01/24 (a)(b)	4,100	4,100,000

White Plains, New York, GO, Refunding, BAN,
3%, 1/22/09	1,524	1,526,065

Williamsville, New York, Central School District, GO,
BAN, 2.75%, 6/25/09	2,861	2,874,174

Yonkers, New York, IDA, Revenue Bonds, MERLOTS,
VRDN, Series A01, 4.99%, 7/01/42 (a)(b)(c)	1,500	1,500,000

Yorktown, New York, Central School District, GO, BAN,
4%, 10/02/08	6,200	6,200,164

Total Investments (Cost — $2,513,731,119*) — 86.5%		2,513,731,119
Other Assets Less Liabilities — 13.5%		391,253,201

Net Assets — 100.0%	$2,904,984,320

See Notes to Financial Statements.

30 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Schedule of Investments (concluded) CMA New York Municipal Money Fund

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) AMBAC Insured.
(e) FSA Insured.
(f) FNMA Collateralized.
(g) FHLMC Collateralized.
•Effective April 1,2008,the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For informa-
tion about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial
Statements.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	—
Level 2	$2,513,731,119
Level 3	—

Total	$2,513,731,119

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

31

Schedule of Investments September 30, 2008 (Unaudited)

CMA North Carolina Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

North Carolina — 91.8%
Alamance County, North Carolina, Industrial
Facilities and Pollution Control Financing
Authority, IDR (Millender Project), VRDN, AMT,
7.65%, 12/01/20 (a)(b)	$ 1,300	$ 1,300,000

BB&T Municipal Trust, North Carolina, Revenue Bonds,
FLOATS, VRDN (a)(b)(c):
Series 1008, 3.97%, 3/01/24	6,300	6,300,000
Series 1009, 3.71%, 3/01/24	6,865	6,865,000
Series 1011, 4.023%, 4/01/24	7,445	7,445,000

Buncombe County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, Revenue
Refunding Bonds (Industrial Development Alliance),
VRDN, AMT, 8.16%, 8/01/09 (a)(b)	400	400,000

Carrboro, North Carolina, GO, BAN, 3%, 5/20/09	1,890	1,901,857

Central Nash Water and Sewer District, North Carolina,
GO, BAN, 2.50%, 5/27/09	3,755	3,769,621

Cleveland County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, Industrial
Revenue Bonds, VRDN, AMT (a)(b):
(Blachford Rubber Project), 9.20%, 7/01/23	3,450	3,450,000
(Chris Craft Corporation Project), 8.08%, 5/01/32	4,505	4,505,000

Eagle Tax-Exempt Trust, North Carolina Capital
Facilities Financing Agency, Revenue Refunding
Bonds, VRDN, Series 2006-0139, Class A,
8.25%, 10/01/41 (a)(b)(c)	1,900	1,900,000

Eagle Tax-Exempt Trust, Raleigh, North Carolina,
Combined Enterprise System Revenue Bonds,
VRDN, Series 2007-0010, Class A,
8.23%, 3/01/16 (a)(b)(c)	3,675	3,675,000

Eclipse Funding Trust, Solar Eclipse Certificates,
Sampson County, North Carolina, COP, VRDN,
Series 2006-0160, 4.12%, 6/01/17 (a)(b)(c)(d)	1,770	1,770,000

Edgecombe County, North Carolina, Water and Sewer
District Number 5, GO, BAN, 2%, 1/21/09	3,050	3,051,846

Fayetteville, North Carolina, Public Works Commission,
Revenue Refunding Bonds, VRDN, Series A,
8.05%, 3/01/20 (a)(b)(d)	4,065	4,065,000

Gaston County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, IDR
(Marlatex Corporation Project), VRDN, AMT,
7.70%, 6/01/15 (a)(b)	1,190	1,190,000

Guilford County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, IDR
(Nat Sherman Building LLC), VRDN, AMT,
7.75%, 3/01/22 (a)(b)	2,700	2,700,000

Halifax County, North Carolina, GO, BAN,
2.50%, 2/25/09	3,960	3,967,859

	Par
Municipal Bonds	(000)	Value

North Carolina (continued)
Lee County, North Carolina, Industrial Facilities and
Pollution Control Financing Authority, IDR, VRDN,
AMT (a)(b):
(Arden Corporation Project), 8.11%, 8/01/34	$ 200	$ 200,000
(Lee Central LLC Project), 7.65%, 12/01/23	2,670	2,670,000

Lincoln County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority,
IDR (Sabo USA Inc. Project), VRDN, AMT,
8.25%, 5/01/19 (a)(b)	2,000	2,000,000

Mecklenburg County, North Carolina, COP, VRDN (a)(b):
7.48%, 2/01/26	500	500,000
Series A, 8%, 2/01/28	5,000	5,000,000

Mecklenburg County, North Carolina, GO, VRDN,
Series C, 7.20%, 3/01/15 (a)(b)	600	600,000

Mecklenburg County, North Carolina, Industrial
Facilities and Pollution Control Financing Authority,
Industrial Revenue Bonds, VRDN, AMT (a)(b):
(Ferguson Supply and Box Manufacturing),
8.25%, 8/01/10	200	200,000
(Piedmont Plastics Project), 8.25%, 10/01/13	680	680,000

Montgomery County, North Carolina, Industrial
Facilities and Pollution Control Financing Authority
Revenue Bonds (Republic Services Project), VRDN,
AMT, 4.40%, 12/01/20 (a)(b)	1,500	1,500,000

North Carolina Agriculture Finance Authority,
Agriculture Development Revenue Bonds
(Albemarle Cotton Growers), VRDN, AMT,
7.65%, 7/01/14 (a)(b)	1,900	1,900,000

North Carolina Agriculture Finance Authority,
Agriculture Development Revenue Refunding Bonds
(Harvey Fertilizer and Gas Project), VRDN, AMT,
7.70%, 6/01/16 (a)(b)	1,010	1,010,000

North Carolina Capital Facilities Finance Agency, CP,
1.70%, 10/06/08	3,792	3,792,000

North Carolina Capital Facilities Finance Agency,
Educational Facilities Revenue Refunding Bonds
(Forsyth Country Day School Project), VRDN,
8.05%, 12/01/31 (a)(b)	340	340,000

North Carolina Capital Facilities Finance Agency,
Exempt Facilities Revenue Bonds (Republic Services
Inc. Project), VRDN, AMT, 4.40%, 7/01/34 (a)(b)	1,050	1,050,000

North Carolina Capital Facilities Finance Agency,
IDR, Refunding (Safety Test and Equipment
Company Project), VRDN, AMT, Series A-2,
8.20%, 11/01/21 (a)(b)	1,570	1,570,000

North Carolina Educational Facilities Finance Agency
Revenue Bonds (Duke University Project), VRDN (a)(b):
Series A 7.90%, 12/01/17	3,500	3,500,000
Series A 7.90%, 6/01/27	1,100	1,100,000
Series B, 7.75%, 12/01/21	150	150,000

See Notes to Financial Statements.

32 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Schedule of Investments (continued)

CMA North Carolina Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

North Carolina (continued)
North Carolina HFA, Home Ownership Revenue Bonds,
VRDN, AMT (a)(b):
MERLOTS, Series B12, 4.77%, 7/01/37 (c)	$ 5,770	$ 5,770,000
Series 15-C, 7.75%, 7/01/32 (d)	3,570	3,570,000
Series 17-C, 7.75%, 7/01/33	7,125	7,125,000
Series 18-C, 7.75%, 1/01/35	7,800	7,800,000

North Carolina HFA, Revenue Bonds, ROCS, VRDN,
AMT, Series II-R-175, 7.51%, 1/01/34 (a)(b)(c)	1,405	1,405,000

North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds (Novant Health Group),
VRDN (a)(b):
Series A, 7.91%, 11/01/34	1,400	1,400,000
Series B, 7.50%, 11/01/34	1,045	1,045,000

North Carolina Medical Care Commission, Health Care
Facilities, Revenue Refunding Bonds (Lutheran
Retirement Project), VRDN, 8.50%, 1/01/37 (a)(b)	4,865	4,865,000

North Carolina Medical Care Commission, Hospital
Revenue Bonds (Moses H. Cone Memorial Health
System), VRDN, Series A, 6.50%, 10/01/35 (a)(b)	1,000	1,000,000

North Carolina State Ports Authority, Exempt Facility
Revenue Bonds (Wilmington Bulk LLC Project),
VRDN, AMT, Series A, 8.25%, 9/01/22 (a)(b)	995	995,000

North Carolina State, Public Improvement, GO, VRDN,
Series A, 5%, 3/01/09 (a)(b)	3,660	3,711,334

North Carolina State University-Raleigh, North Carolina,
Revenue Refunding Bonds, VRDN, Series B,
7.95%, 10/01/27 (a)(b)	600	600,000

Piedmont Triad Airport Authority, North Carolina,
Special Facility Revenue Bonds (Cessna Aircraft
Company Project), VRDN, 7.50%, 10/01/12 (a)(b)	495	495,000

Raleigh, North Carolina, COP (Downtown Improvement
Projects), VRDN, Series B, 7.91%, 2/01/34 (a)(b)	500	500,000

Rockingham County, North Carolina, Industrial
Facilities and Pollution Control Financing Authority
Revenue Bonds (Whiteridge Inc. Project), VRDN,
AMT, 8.25%, 2/01/13 (a)(b)	415	415,000

Rowan County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, PCR,
IDR (Hon Industries Project), VRDN, AMT,
7.65%, 4/01/18 (a)(b)	2,300	2,300,000

Rutherford County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, IDR
(All American Homes of North Carolina), VRDN,
AMT, 7.75%, 11/01/11 (a)(b)	2,400	2,400,000

	Par
Municipal Bonds	(000)	Value

North Carolina (concluded)
South Central Water and Sewer District, Harnett
County, North Carolina, GO, BAN:
2.25%, 12/17/08	$ 2,205	$2,206,153
2.75%, 12/17/08	5,038	5,040,620

Stanley County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority,
IDR (Patrick Industries Project), VRDN, AMT,
9.20%, 8/01/10 (a)(b)	1,000	1,000,000

Union County, North Carolina, GO, Refunding, VRDN,
Series A, 7.47%, 3/01/29 (a)(b)	195	195,000

University of North Carolina, University
Revenue Refunding Bonds, VRDN, Series B,
7.70%, 12/01/25 (a)(b)	3,330	3,330,000

Vance County, North Carolina, Industrial Facilities and
Pollution Control Financing Authority, IDR (HH Hunt
Manufacturing Facilities LLC Project), VRDN,
7.70%, 6/01/15 (a)(b)	1,900	1,900,000

Wake County, North Carolina, Housing Authority, M/F
Housing Revenue Bonds (Casa-Melvid Apartments),
VRDN, AMT, Series A, 8.10%, 11/01/33 (a)(b)	2,800	2,800,000

Wilson County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, IDR
(Supreme/Murphy Truck Project), VRDN, AMT,
9.20%, 6/01/15 (a)(b)	1,400	1,400,000

Winston-Salem, North Carolina, Water and Sewer
System Revenue Bonds, VRDN, Series B,
7.93%, 6/01/30 (a)(b)	2,300	2,300,000

Winston-Salem, North Carolina, Water and Sewer
System, Revenue Refunding Bonds, VRDN, Series C,
7.50%, 6/01/28 (a)(b)	1,975	1,975,000

Yancey County, North Carolina, Industrial Facilities
and Pollution Control Financing Authority, IDR
(Altec Industries, Inc. Project), VRDN, AMT,
8.25%, 3/01/27 (a)(b)	4,000	4,000,000

Total Investments (Cost — $157,561,290*) — 91.8%		157,561,290
Other Assets Less Liabilities — 8.2%		13,990,303

Net Assets — 100.0%		$171,551,593

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) FSA Insured.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

33

Schedule of Investments (concluded)

CMA North Carolina Municipal Money Fund

•Effective April 1,2008,the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	—
Level 2	$157,561,290
Level 3	—

Total	$157,561,290

See Notes to Financial Statements.

34 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Schedule of Investments September 30, 2008 (Unaudited)

CMA Ohio Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Ohio — 92.1%
Allen County, Ohio, Hospital Facilities Revenue Bonds
(Catholic Healthcare Partners), VRDN, Series B,
4.25%, 10/01/31 (a)(b)	$ 4,000	$ 4,000,000

American Municipal Power, Inc., Ohio, BAN:
3.50%, 10/30/08	1,684	1,683,775
(Amherst City Project), 3.50%, 11/25/08	490	490,000
(Bowling Green Projects), 3.50%, 11/25/08	1,558	1,558,000
(Bryan Project), 2.375%, 8/13/09	2,690	2,694,041
(Electric System — Saint Mary’s Project),
4%, 10/01/09	900	904,392
(Lodi Village Project), 3%, 3/12/09	800	801,766
(Oberlin Project), 3.50%, 12/04/08	335	335,000
(Saint Mary’s Project), 3.70%, 10/02/08	390	390,000
(Shelby Projects), 3.45%, 11/13/08	4,365	4,365,000
(Tipp City Project), 2.50%, 5/13/09	650	650,992
(Yellow Springs Project), 4.05%, 10/30/08	175	175,056

American Municipal Power, Inc., Ohio, CP:
1.65%, 11/06/08	9,265	9,265,000
1.70%, 12/04/08	12,000	12,000,000

American Municipal Power, Inc., Ohio, RAN (Brewster
Village Project), 3.50%, 1/09/09	540	540,587

American Municipal Power, Inc., Ohio, Revenue
Refunding Bonds (Combustion Turbine Project),
VRDN, 8%, 3/01/23 (a)(b)	1,285	1,285,000

Avon, Ohio, BAN (Miller Road Extension),
2.50%, 11/26/08	1,600	1,601,228

Avon, Ohio, Local School District, GO, BAN,
3.50%, 1/08/09	1,470	1,472,027

Barberton, Ohio, Fire Station Improvements, GO,
BAN, 2.75%, 7/07/09	1,610	1,619,685

Barberton, Ohio, GO, BAN, 2.25%, 4/08/09	1,090	1,092,225

Barberton, Ohio, Street Improvements, GO, BAN,
3.75%, 11/13/08	665	665,208

Bay Village, Ohio, Police Station, BAN,
2.50%, 7/18/09	1,700	1,707,969

Berea, Ohio, BAN:
2.50%, 7/02/09	875	877,578
2.10%, 8/27/09	900	902,000

Brecksville, Ohio, BAN, 2.35%, 7/02/09	1,800	1,803,309

Brooklyn, Ohio, GO, BAN, 3.25%, 5/14/09	450	452,311

Brunswick, Ohio, BAN, 3.70%, 12/04/08	240	240,103

Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Bonds, ROCS,
VRDN, Series II-R-10308, 5.62%, 6/01/17 (a)(b)(c)	4,300	4,300,000

Butler County, Ohio, Healthcare Facilities Revenue
Bonds (LifeSphere), VRDN, 7.99%, 5/01/30 (a)(b)	9,725	9,725,000

Butler County, Ohio, Technology and Career
Development Schools, GO, BAN, 2.50%, 3/19/09	4,300	4,310,068

Celina, Ohio, GO, BAN, 3.75%, 11/12/08	1,080	1,080,355

Chillicothe, Ohio, Street Improvements, GO, BAN,
2.50%, 6/08/09	700	702,403

	Par
Municipal Bonds	(000)	Value

Ohio (continued)
Cincinnati, Ohio, City School District,
COP, ROCS, VRDN, Series II-R-12049,
4.63%, 12/15/16 (a)(b)(c)(d)	$ 1,000	$ 1,000,000

Clark County, Ohio, GO, BAN, 2.50%, 2/11/09	200	200,286

Cleveland, Ohio, Airport System Revenue Bonds,
VRDN, AMT, Series D, 8.15%, 1/01/27 (a)(b)	9,400	9,400,000

Clinton-Massie Local School District, Ohio, GO, BAN,
4%, 11/18/08	1,580	1,581,145

Columbus, Ohio, City School District, GO,
Refunding, PUTTERS, VRDN, Series 1488,
6.11%, 6/01/14 (a)(b)(c)(d)	2,685	2,685,000

Columbus, Ohio, Regional Airport Authority,
M/F Housing Revenue Refunding Bonds
(West Bay Apartments Project), VRDN, AMT,
8.50%, 12/01/34 (a)(b)	7,975	7,975,000

Columbus, Ohio, Sewer Revenue Refunding Bonds,
VRDN, Series B, 7.76%, 6/01/32 (a)(b)	3,060	3,060,000

Cuyahoga County, Ohio, Civic Facility Revenue
Bonds (Fairfax Development Corporation), VRDN,
8%, 6/01/22 (a)(b)	4,080	4,080,000

Cuyahoga County, Ohio, EDR (Cleveland Botanical
Garden Project), VRDN, 10%, 7/01/31 (a)(b)	3,000	3,000,000

Cuyahoga County, Ohio, Health Care Facilities
Revenue Bonds (Catholic Charities Facilities),
VRDN, 10%, 7/01/12 (a)(b)	1,825	1,825,000

Cuyahoga County, Ohio, IDR, VRDN (a)(b):
(AFI Generations LLC Projects), AMT, Series B,
8.06%, 4/01/37	3,485	3,485,000
(All Foils, Inc. Project), AMT, Series A,
8.06%, 4/01/17	1,715	1,715,000
(Athens Pastries Inc. Project), AMT, 10%, 6/03/09	65	65,000
(Erieview Metal Treating Project), 9%, 5/05/10	145	145,000
(Orlando Baking Company Project), AMT,
9.35%, 1/01/23	5,875	5,875,000
(Parma Care Center Inc. Project), AMT,
8.50%, 12/01/11	1,110	1,110,000

Cuyahoga, Ohio, Community College, TAN,
2.35%, 12/18/08	2,000	2,002,557

Dayton-Montgomery County Port Authority, Ohio,
Special Airport Facilities Revenue Bonds
(Wilmington Air Park LLC), VRDN, AMT, Series C,
8.35%, 2/01/37 (a)(b)	8,000	8,000,000

Defiance County, Ohio, GO, BAN, 2.50%, 7/23/09	1,040	1,044,465

Delaware County, Ohio, Port Authority, EDR (Columbus
Zoological Park), VRDN, 8%, 8/01/18 (a)(b)	4,000	4,000,000

Deutsche Bank SPEARs/LIFERs Trust, Columbus,
Ohio, Regional Airport Authority, Revenue
Refunding Bonds, SPEARs, VRDN, Series DB-488,
4.06%, 1/01/28 (a)(b)(c)(e)	1,400	1,400,000

Eagle Tax-Exempt Trust, Cleveland, Ohio, Water
District, VRDN, Series 98, Class 3501,
8.18%, 1/01/21 (a)(b)(c)(f)	4,000	4,000,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

35

Schedule of Investments (continued)

CMA Ohio Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Ohio (continued)
Elyria, Ohio, GO, BAN, Series 2, 4%, 10/02/08	$ 3,340	$ 3,340,067

Fairborn, Ohio, Dispatch System, GO, BAN,
3.25%, 10/30/08	245	245,119

Fairborn, Ohio, GO, BAN, 2.50%, 5/20/09	700	701,959

Fairfield, Ohio, Wastewater System Improvements, GO,
BAN, 2.25%, 8/28/09	1,500	1,506,704

Findlay, Ohio, GO, BAN, 2.375%, 10/21/08	2,000	2,000,483

Franklin County, Ohio, Health Care Facilities Revenue
Bonds (Heritage Day Health Centers Project),
VRDN, 9.25%, 3/01/28 (a)(b)	2,500	2,500,000

Franklin County, Ohio, Health Care Facilities, Revenue
Refunding Bonds (Worthington Christian), VRDN,
9.25%, 7/01/16 (a)(b)	3,345	3,345,000

Franklin County, Ohio, Hospital Revenue Bonds
(Nationwide Children’s Hospital), VRDN, Series B,
7.85%, 11/01/40 (a)(b)	6,150	6,150,000

Franklin County, Ohio, Hospital Revenue Refunding
Bonds (Nationwide Hospital), VRDN, Series F,
10%, 5/01/31 (a)(b)	2,000	2,000,000

Franklin County, Ohio, Senior Housing Revenue Bonds
(Saint George Commons Apartments), VRDN,
8.25%, 12/15/37 (a)(b)(g)	2,385	2,385,000

Fulton County, Ohio, Revenue Refunding Bonds
(Fulton County Health Center), VRDN, 7.90%,
11/01/35 (a)(b)	4,220	4,220,000

Geauga County, Ohio, Human Services Building, GO,
BAN, 4%, 12/04/08	350	350,240

Geauga County, Ohio, Library Center Construction,
GO, BAN, 2.75%, 2/26/09	290	290,577

Green, Ohio, GO, BAN, 2.75%, 7/14/09	2,977	2,996,506

Greene County, Ohio, IDR (FC Limited/AFC Stamping),
VRDN, AMT, 9%, 9/01/16 (a)(b)	100	100,000

Hamilton County, Ohio, Hospital Facilities Revenue
Bonds (Children’s Hospital Medical Center),
VRDN (a)(b):
8%, 5/15/28	5,000	5,000,000
7.83%, 5/15/37	2,100	2,100,000

Hamilton County, Ohio, Student Housing Revenue
Bonds (Block 3 Community Urban Redevelopment
Corporation Project), VRDN, 8.30%, 8/01/36 (a)(b)	3,140	3,140,000

Huber Heights, Ohio, IDR (Lasermike Inc. Project),
VRDN, 9%, 12/01/14 (a)(b)	500	500,000

Independence, Ohio, EDR, Refunding (Rockside
Spectrum Building), VRDN, 10%, 12/01/16 (a)(b)	2,055	2,055,000

Independence, Ohio, GO, BAN, 2.10%, 4/30/09	2,900	2,904,949

Indian Lake, Ohio, Local School District, School
Construction, GO, BAN, 4%, 12/11/08	835	835,953

Kent, Ohio, GO, BAN, 4%, 10/16/08	700	700,118

	Par
Municipal Bonds	(000)	Value

Ohio (continued)
Lancaster, Ohio, Street Improvements, GO, BAN,
4%, 10/16/08	$ 700	$ 700,142

Lancaster Port Authority, Ohio, Gas Revenue Bonds,
VRDN, 8%, 5/01/38 (a)(b)	3,000	3,000,000

Licking County, Ohio, GO, Refunding, BAN,
2.50%, 9/01/09	1,200	1,206,502

Lima, Ohio, Hospital Revenue Bonds (Lima Memorial
Hospital Project), VRDN, 7.90%, 4/01/37 (a)(b)	2,700	2,700,000

Lorain County, Ohio, Port Authority, Educational
Facilities Revenue Bonds (Saint Ignatius High
School Project), VRDN, 10%, 8/02/38 (a)(b)	1,630	1,630,000

Lyndhurst, Ohio, GO, Street Improvement, BAN,
2%, 2/26/09	1,000	1,000,837

Mahoning County, Ohio, IDR, VRDN, AMT (a)(b):
(Industrial Waste Control Project), 8%, 12/01/32	1,360	1,360,000
(M&J Development Limited Project),
8%, 5/01/21	2,320	2,320,000

Marion County, Ohio, GO, BAN (Legacy Crossing),
2.25%, 4/29/09	945	947,410

Mason, Ohio, IDR (O D M Properties LLC Project),
VRDN, AMT, 10%, 11/01/18 (a)(b)	1,125	1,125,000

Mason, Ohio, Real Estate, GO, BAN, 2.75%, 7/01/09	3,100	3,119,392

Medina County, Ohio, IDR (Partners in Plastics
Project), VRDN, AMT, 8%, 9/01/12 (a)(b)	530	530,000

Mentor, Ohio, GO, BAN, 2.75%, 8/06/09	1,860	1,874,732

Miami County, Ohio, GO, BAN, 4%, 11/27/08	1,680	1,681,518

Montgomery County, Ohio, IDR (Citywide
Development Corporation Project), VRDN, AMT,
9.05%, 12/01/13 (a)(b)	1,115	1,115,000

Muskingum County, Ohio, GO, BAN:
3.50%, 1/15/09	2,110	2,113,411
2.375%, 9/24/09	800	803,274

North Olmsted, Ohio, Capital Improvement and
Equipment, BAN, 2.35%, 4/02/09	1,820	1,821,789

North Royalton, Ohio, Storm Sewer Improvement, GO,
BAN, 2.15%, 2/26/09	2,500	2,501,990

Ohio State Air Quality Development Authority, Revenue
Refunding Bonds, VRDN (a)(b):
(Cincinnati Gas and Electric), Series A,
8%, 9/01/30	2,100	2,100,000
(Cincinnati Gas and Electric), Series B,
8.70%, 9/01/30	2,100	2,100,000
(FirstEnergy Nuclear Generation Corporation
Project), AMT, Series A, 8.07%, 6/01/33	3,100	3,100,000

Ohio State Building Authority, State Facilities Revenue
Bonds (Administrative Building Fund Projects),
VRDN, Series A, 5.25%, 10/01/08 (a)(b)(h)	145	146,459

Ohio State, Common Schools, GO, VRDN (a)(b):
Series A, 7.80%, 3/15/25	760	760,000
Series B, 8.25%, 6/15/26	3,275	3,275,000

See Notes to Financial Statements.

36 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Schedule of Investments (continued)

CMA Ohio Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Ohio (continued)
Ohio State, GO, PUTTERS, VRDN, Series 306,
4.56%, 11/01/18 (a)(b)(c)(d)	$ 9,440	$ 9,440,000

Ohio State, GO, ROCS, VRDN, Series II-R-1101,
5%, 9/15/20 (a)(b)(c)	2,300	2,300,000

Ohio State, HFA, Mortgage Revenue Refunding
Bonds, MERLOTS, VRDN, AMT, Series A02,
3.84%, 3/01/36 (a)(b)(c)(h)	3,295	3,295,000

Ohio State, HFA, Residential Mortgage Revenue
Bonds, VRDN, AMT (a)(b):
Series B, 7.75%, 9/01/39 (g)(i)	25,000	25,000,000
Series B-3, 7.75%, 9/01/34	2,790	2,790,000
Series H, 9.25%, 9/01/39 (g)(i)(j)	3,700	3,700,000
Series I, 8.08%, 9/01/36	5,000	5,000,000

Ohio State Higher Educational Facilities Commission,
Revenue Refunding Bonds (Case Western Reserve
University), VRDN, Series A, 8%, 12/01/44 (a)(b)	6,650	6,650,000

Ohio State IDR (University Forest Products Project),
VRDN, AMT, 7.70%, 10/01/20 (a)(b)	2,700	2,700,000

Ohio State, Infrastructure Improvement, GO, VRDN,
Series B, 7.80%, 8/01/21 (a)(b)	1,200	1,200,000

Ohio State Water Development Authority, Pollution
Control Facilities, Revenue Refunding Bonds
(FirstEnergy Nuclear Generation Corporation Project),
VRDN, AMT, Series A, 6.50%, 8/01/33 (a)(b)	4,000	4,000,000

Ohio State Water Development Authority, Revenue
Refunding Bonds, MERLOTS, VRDN, Series D196,
4.07%, 12/01/25 (a)(b)(c)	2,665	2,665,000

Olmsted Falls, Ohio, City School District, GO, BAN,
3.50%, 1/15/09	834	835,419
3.75%, 12/18/08	350	350,426

Painesville, Ohio, GO, BAN, Series 2, 4%, 11/07/08	700	700,351

Painesville, Ohio, Street Improvements, GO, BAN,
2.35%, 8/13/09	1,650	1,655,618

Pepper Pike, Ohio, BAN, 1.95%, 6/17/09	2,655	2,658,742

Pickerington, Ohio, GO, BAN, 2.25%, 2/27/09	2,250	2,254,761

Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development Revenue Bonds,
VRDN (a)(b):
(Springdale Public Infrastructure),
2.25%, 2/01/31	6,435	6,435,000
(Sycamore Township), Series A, 8%, 2/01/39	3,000	3,000,000

Portage County, Ohio, IDR (Singer Steel Company
Project), VRDN, AMT, 9.35%, 1/01/20 (a)(b)	4,845	4,845,000

Portage County, Ohio, Industrial Revenue Bonds
(John E. Susong Project), VRDN, Series B,
9%, 5/02/16 (a)(b)	585	585,000

Portage County, Ohio, Industrial Revenue Refunding
Bonds, VRDN (a)(b)
(John E. Susong Project), Series A, 9%, 5/02/11	460	460,000
(PM Properties One Ltd.), AMT, 9.05%, 11/01/12	1,075	1,075,000

	Par
Municipal Bonds	(000)	Value

Ohio (continued)
Richland County, Ohio, Correctional Facilities, GO,
BAN, 3.50%, 1/15/09	$ 3,000	$ 3,005,106

Saint Mary’s, Ohio, GO, BAN, 2.55%, 6/02/09	449	449,734

Sandusky, Ohio, GO, BAN, Series 1, 4.25%, 10/22/08	2,000	2,000,870

Seneca County, Ohio, Capital Improvements, GO,
BAN, 3.80%, 11/13/08	605	605,225

Seven Hills, Ohio, Recreation Center Improvements,
GO, BAN, 2.30%, 8/19/09	2,020	2,027,009

Seven Hills, Ohio, Street Improvements, GO, BAN,
3.45%, 12/04/08	1,415	1,415,000

Sharonville, Ohio, GO, BAN, 2.75%, 7/24/09	960	964,966

Sharonville, Ohio, Road Improvement, GO, BAN,
3.50%, 1/21/09	500	500,899

Sidney, Ohio, GO, BAN, 2.75%, 6/25/09	1,146	1,151,349

Solon, Ohio, Fire Station, GO, BAN, 3.75%, 11/20/08	2,500	2,501,177

Stark County, Ohio, Port Authority, EDR, VRDN, AMT (a)(b):
(Meiser Bartley Gratings Project),
9.35%, 4/01/15	5,100	5,100,000
(Slesnick Iron and Metal Project),
9.35%, 8/01/17	2,960	2,960,000

Stark County, Ohio, Sewer District, GO, BAN:
Series 2008-1, 3.30%, 12/11/08	3,000	3,008,260
Series 2008-2, 2.40%, 9/10/09	1,285	1,290,359

Summit County, Ohio, Exempt Facility Revenue Bonds
(KB Compost Services Inc. Project), VRDN, AMT,
8%, 12/01/11 (a)(b)	1,100	1,100,000

Summit County, Ohio, IDR, VRDN, AMT (a)(b):
(Jendrisak Properties LLC Project), 10%, 7/01/22	1,070	1,070,000
(Waldonia Investment Project), 9%, 7/01/18	300	300,000

Summit County, Ohio, Port Authority Revenue Bonds
(Compost Services, Inc. Project), VRDN, AMT,
6%, 4/01/21 (a)(b)	3,875	3,875,000

Trumbull County, Ohio, Health Care Facility,
Revenue Refunding Bonds (Shepherd of the Valley
Lutheran Retirement Services), VRDN, 7.96%,
10/01/31 (a)(b)(k)	5,000	5,000,000

Trumbull County, Ohio, IDR (Ellwood Engineered
Casting Company), Refunding, VRDN, AMT,
6%, 4/01/13 (a)(b)	3,500	3,500,000

Trumbull County, Ohio, IDR (McDonald Steel
Corporation), VRDN, AMT, 6%, 4/01/17 (a)(b)	1,795	1,795,000

Trumbull County, Ohio, Sewer Improvements, GO,
BAN, 2.75%, 3/26/09	560	562,153

Union County, Ohio, GO, BAN, 3.50%, 12/10/08	905	905,852

Valley View, Ohio, IDR, Refunding and Improvement
Bonds (Sweet Valley Dillon), VRDN, 9%,
4/01/11 (a)(b)	460	460,000

Vermilion, Ohio, GO, BAN, 2.50%, 7/23/09	2,746	2,759,189

Wapakoneta, Ohio, GO, BAN, 3.85%, 12/04/08	735	735,315

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

37

Schedule of Investments (concluded)

CMA Ohio Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Ohio (concluded)
West Chester Township, Ohio, Tax Increment Financing
Revenue Bonds (West Chester Streets Project),
VRDN, 10%, 12/01/21 (a)(b)	$ 3,230	$ 3,230,000

Willoughby, Ohio, IDR (Malish Brush and Specialty),
VRDN, AMT, 9.85%, 6/01/09 (a)(b)	280	280,000

Wyoming, Ohio, GO, BAN, 2.25%, 9/03/09	550	551,997

Total Investments (Cost — $380,438,439*) — 92.1%		380,438,439
Other Assets Less Liabilities — 7.9%		32,478,949

Net Assets — 100.0%		$412,917,388

* Cost for federal income tax purposes.
(a) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(b) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(c) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d) FSA Insured.
(e) MBIA Insured.
(f) BHAC Insured.
(g) FNMA Collateralized.
(h) U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
(i) GNMA Collateralized.
(j) FHLMC Collateralized.
(k) Radian Insured.

•Effective April 1,2008,the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	—
Level 2	$380,438,439
Level 3	—

Total	$380,438,439

See Notes to Financial Statements.

38 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Schedule of Investments September 30, 2008 (Unaudited)

CMA Pennsylvania Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania — 81.1%
ABN AMRO MuniTops Certificates Trust, Pennsylvania,
GO, Refunding, VRDN, Series 2006-48,
4.44%, 5/15/14 (a)(b)(c)(d)	$ 10,230	$10,230,000

ABN AMRO MuniTops Certificates Trust, Philadelphia,
Pennsylvania, Water and Wastewater
Revenue Bonds, VRDN, Series 2005-15,
4.44%, 7/01/13 (a)(b)(c)(d)	4,600	4,600,000

Allegheny County, Pennsylvania, Hospital Development
Authority, Health Care Revenue Bonds (Dialysis
Clinic, Inc.), VRDN, Series B, 7.25%, 12/01/19 (b)(c)	1,500	1,500,000

Allegheny County, Pennsylvania, Hospital
Development Authority Revenue Bonds, VRDN (b)(c):
(Presbyterian University Hospital), ACES,
Series B-1, 7.88%, 3/01/18	12,750	12,750,000
(Presbyterian University Hospital), ACES,
Series B-2, 7.88%, 3/01/18	2,600	2,600,000
(Presbyterian University Hospital), ACES,
Series B-3, 8.03%, 3/01/18	2,380	2,380,000
(University of Pittsburgh Medical Center),
Series B-1, 4.16%, 12/01/16	8,390	8,390,000

Allegheny County, Pennsylvania, IDA, Health and
Housing Facilities, Senior Revenue Bonds
(Longwood at Oakmont Inc.), VRDN, Series B,
4.07%, 7/01/38 (b)(c)	8,495	8,495,000

Bank of America MACON Trust, Pennsylvania
Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, VRDN, AMT,
Series V, 8%, 11/01/28 (b)(c)(d)	8,300	8,300,000

Beaver County, Pennsylvania, IDA, PCR, Refunding
(FirstEnergy Nuclear Generation Corporation
Project), VRDN, Series B, 7.97%, 12/01/35 (b)(c)	4,050	4,050,000

Bucks County, Pennsylvania, IDA, Revenue Bonds
(Specialty Ring Products Inc.), VRDN, AMT,
7.70%, 10/01/09 (b)(c)	265	265,000

Carbondale, Pennsylvania, IDA, IDR (J.M. Wells
Company LP Project), VRDN, AMT, 9%, 9/01/15 (b)(c)	1,175	1,175,000

Chester County, Pennsylvania, IDA, Revenue Bonds,
VRDN, AMT (b)(c):
(The Hankin Group), Series A, 7.70%, 12/01/20	2,135	2,135,000
(West Vincent Association), Series B,
7.70%, 12/01/20	2,325	2,325,000

Chester County, Pennsylvania, IDA, Student Housing
Revenue Bonds (University Student Housing LLC
Project), VRDN (b)(c):
8.29%, 8/01/35	7,265	7,265,000
Series A, 7.90%, 2/01/43	4,000	4,000,000

Cumberland County, Pennsylvania, Municipal Authority,
College Revenue Bonds (Dickinson College), VRDN,
Series B, 3.45%, 11/01/08 (b)(c)(e)	2,300	2,300,000

Cumberland County, Pennsylvania, Municipal Authority,
Revenue Refunding Bonds (Asbury Obligated
Group), VRDN, 8%, 1/01/41 (b)(c)	9,945	9,945,000

	Par
Municipal Bonds	(000)	Value

Pennsylvania (continued)
Dauphin County, Pennsylvania, General Authority Revenue
Refunding Bonds (School District Pooled Financing
Program II), VRDN, 8.25%, 9/01/32 (b)(c)	$ 7,000	$ 7,000,000

Delaware County, Pennsylvania, Authority Revenue
Refunding Bonds (Dunwoody Village Inc.), VRDN,
7.53%, 4/01/30 (b)(c)	2,000	2,000,000

Delaware County, Pennsylvania, IDA, Environmental
Improvement Revenue Refunding Bonds (Sunoco
Inc. Project), VRDN, 7.50%, 11/01/33 (b)(c)	1,200	1,200,000

Delaware County, Pennsylvania, IDA, Revenue Bonds
(The Agnes Irwin School), VRDN, 9%, 10/01/33 (b)(c)	2,800	2,800,000

Delaware River Joint Toll Bridge Commission of New
Jersey and Pennsylvania, Bridge Revenue Bonds,
VRDN (b)(c):
Series B-1, 7.91%, 7/01/32	3,000	3,000,000
Series B-2, 6.50%, 7/01/32	5,000	5,000,000

Deutsche Bank SPEARs/LIFERs Trust,
Philadelphia, Pennsylvania, Airport Revenue
Bonds, SPEARs, VRDN, AMT, Series DB-495,
4.11%, 6/15/27 (a)(b)(c)(d)	2,850	2,850,000

Emmaus, Pennsylvania, General Authority,
Revenue Refunding Bonds, VRDN, Series 89F,
Sub-Series F24, 8%, 3/01/24 (b)(c)	3,000	3,000,000

Erie County, Pennsylvania, Hospital Authority, Hospital
Facilities Revenue Bonds (Saint Mary's Home of
Erie Project), VRDN, Series A, 8.10%, 7/01/38 (b)(c)	8,800	8,800,000

Geisinger Authority, Pennsylvania, Health
System, ROCS, VRDN, Series II-R-11013,
2.80%, 5/01/37 (b)(c)(d)	1,850	1,850,000

Grove City, Pennsylvania, Area Hospital Authority,
Health Care Facility Revenue Bonds (John XXIII
Home Project), VRDN, 10%, 2/01/30 (b)(c)	5,250	5,250,000

Hampden, Pennsylvania, IDA, Revenue Refunding
Bonds (Pennsylvania Pipe Inc.), VRDN, AMT,
7.70%, 12/01/14 (b)(c)	2,235	2,235,000

Indiana County, Pennsylvania, IDA, PCR, Refunding
(Conemaugh Project), VRDN, AMT, Series A,
8.05%, 6/01/27 (b)(c)	9,850	9,850,000

Jackson Township, Pennsylvania, IDA, Revenue Bonds
(V&S Lebanon Galvanizing Project), VRDN, AMT,
9.05%, 4/01/21 (b)(c)	2,475	2,475,000

Lancaster County, Pennsylvania, Hospital Authority,
Health Center Revenue Bonds (Masonic Homes
Project), VRDN, 7.50%, 7/01/27 (b)(c)	1,375	1,375,000

Lancaster County, Pennsylvania, Hospital Authority,
Revenue Refunding Bonds (Masonic Homes
Project), VRDN, Series D, 5%, 7/01/34 (b)(c)	5,000	5,000,000

Lancaster, Pennsylvania, IDA, IDR (Buck Company
Project), VRDN, AMT, 7.65%, 2/01/10 (b)(c)	500	500,000

Lehigh County, Pennsylvania, General Purpose
Authority, Hospital Revenue Bonds, PUTTERS, VRDN,
Series 2894, 6.31%, 1/01/16 (a)(b)(c)	2,500	2,500,000

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

39

Schedule of Investments (continued)

CMA Pennsylvania Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania (continued)
Luzerne County, Pennsylvania, IDA, Revenue Bonds
(Nardone Brothers Baking Project), VRDN, AMT,
7.70%, 3/01/19 (b)(c)	$ 1,650	$ 1,650,000

Montgomery County, Pennsylvania, IDA, Revenue
Bonds, VRDN (b)(c):
(Big Little Association Project), Series A,
7.70%, 2/01/19	1,205	1,205,000
(Edmund Optical Manufacturing LLC Project),
AMT, 7.70%, 4/01/16	2,090	2,090,000
(Girl Scouts of Southeastern Pennsylvania),
7.60%, 2/01/25	920	920,000
(Independent Support System Project),
7.60%, 3/01/16	535	535,000
(Valley Forge Baptist), 7.60%, 9/01/23	1,785	1,785,000

Northampton County, Pennsylvania, General Purpose
Authority, University Revenue Bonds (Lafayette
College Project), VRDN, 8.50%, 11/01/36 (b)(c)	2,000	2,000,000

Northampton County, Pennsylvania, IDA, Revenue
Bonds, VDRN, AMT (b)(c):
(DG Properties Inc. Project), 7.70%, 7/01/21	2,705	2,705,000
(Nicos Polymers & Grinding),7.70%, 2/01/20	1,730	1,730,000
(Reale Association Project), 7.65%, 4/01/12	1,040	1,040,000

Pennsylvania Economic Development Financing
Authority Revenue Bonds, VRDN (b)(c):
(Conestoga Wood Specialists), Series C-1,
7.70%, 3/01/15	1,000	1,000,000
(Delancey Traditions Project), AMT,
8.10%, 12/01/36	2,800	2,800,000
(Evergreen Community Power Facility Project),
AMT, 8.11%, 12/01/37	8,500	8,500,000
(Merck & Co. Inc. Project), AMT, 8.03%, 7/01/31	15,000	15,000,000
(NHS-AVS LLC Project), 4.50%, 12/01/38	6,350	6,350,000
(Pennsylvania Waste, Inc. Project), AMT,
8.06%, 10/01/22	2,000	2,000,000
(Westrum Harleysville II Project), AMT,
8.10%, 12/01/34	3,000	3,000,000

Pennsylvania Energy Development Authority Revenue
Bonds (B&W Ebensburg Project), VRDN, AMT,
8.07%, 12/01/11 (b)(c)	10,560	10,560,000

Pennsylvania HFA, Rental Housing Revenue Refunding
Bonds, VRDN (b)(c):
Series C, 7.50%, 7/01/20	1,495	1,495,000
Series D, 7.50%, 7/01/20	5,610	5,610,000

Pennsylvania HFA, S/F Mortgage Revenue Bonds,
VRDN, AMT (b)(c):
MERLOTS, Series B15, 4.64%, 10/01/26 (d)	65	65,000
Series 83B, 7.75%, 4/01/35	6,435	6,435,000
Series 83C, 7.75%, 10/01/35	7,750	7,750,000
Series 85B, 7.75%, 4/01/35	2,530	2,530,000
Series 86B, 8.15%, 4/01/35	1,730	1,730,000
Series 87C, 8.30%, 10/01/35	1,000	1,000,000
Series 90C, 7.75%, 4/01/36	5,350	5,350,000
Series 101A, 2.35%, 10/01/38	1,400	1,400,000
Series 101B, 2.15%, 10/01/17	1,660	1,660,000

	Par
Municipal Bonds	(000)	Value

Pennsylvania (continued)
Pennsylvania HFA, S/F Mortgage Revenue Refunding
Bonds, VRDN, AMT (b)(c):
Series 84C, 8.20%, 4/01/18	$ 4,700	$ 4,700,000
Series 84D, 8.20%, 10/01/34	4,500	4,500,000
Series 86C, 8.15%, 10/01/35	1,200	1,200,000
Series 91B, 8.15%, 10/01/36	9,600	9,600,000

Pennsylvania State, GO:
First Series, 5%, 2/01/09	750	758,526
ROCS, VRDN, Series II-R-11056, 4.04%,
5/01/15 (b)(c)(d)	1,700	1,700,000
Second Series, 5%, 9/15/09	2,050	2,116,435
Second Series, 5.25%, 10/01/08	500	500,022

Pennsylvania State Higher Educational Facilities
Authority Revenue Bonds, VRDN (b)(c):
(Holy Family University Project, 8%, 8/01/38	1,500	1,500,000
(Honeysuckle Holdings Student Housing Project
at Bloomsburg University of Pennsylvania),
Series A, 7.96%, 7/01/34	3,625	3,625,000
(Saint Joseph's University), Series C4,
8.02%, 11/01/28	7,500	7,500,000
(University of Pennsylvania), Series A,
1.70%, 7/01/32	5,500	5,500,000

Pennsylvania State Public School Building Authority,
Lease Revenue Refunding Bonds, PUTTERS, VRDN,
Series 1877, 4.75%, 12/01/16 (a)(b)(c)(d)	2,290	2,290,000

Pennsylvania State Public School Building Authority,
School Revenue Bonds, ROCS, VRDN,
Series II-R-11268, 4.82%, 12/01/23 (a)(b)(c)(d)	2,495	2,495,000

Pennsylvania State Turnpike Commission, Turnpike
Revenue Refunding Bonds, VRDN (b)(c):
Series A-1, 7.95%, 12/01/30	2,900	2,900,000
Series A-3, 7.95%, 12/01/30	10,085	10,085,000
Series U, 6.50%, 12/01/19	6,800	6,800,000

Philadelphia, Pennsylvania, Authority for IDR,
Refunding, VRDN (b)(c):
(Evangelical Manor Project), 8%, 10/01/38	2,400	2,400,000
(Fox Chase Cancer Center Project), Series A,
4.15%, 7/01/31	3,000	3,000,000
(Liberty Lutheran Services Project), 8%, 5/01/38	15,000	15,000,000
Series B, 7.90%, 10/01/30	5,000	5,000,000

Philadelphia, Pennsylvania, Authority for IDR, VRDN (b)(c):
(Comhar Inc. Project), 7.55%, 9/01/23	3,770	3,770,000
(Girard Estate — Aramark Project),
7.90%, 6/01/32	6,400	6,400,000
(Girard Estate Facilities Leasing),
7.90%, 11/01/31	3,700	3,700,000
(Henry H. Ottens Manufacturing Project),
7.70%, 10/01/13	1,030	1,030,000
(Interim House West Project), 7.60%, 9/01/26	1,015	1,015,000
(Lannett Company Inc. Project), 7.70%, 5/01/14	665	665,000
(Philadelphia Museum of Art Project),
7.75%, 7/01/32	17,140	17,140,000

Philadelphia, Pennsylvania, Gas Works Revenue Bonds,
VRDN, Fifth Series A-2, 7.90%, 9/01/34 (b)(c)	7,400	7,400,000

See Notes to Financial Statements.

40 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Schedule of Investments (concluded)

CMA Pennsylvania Municipal Money Fund

(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value

Pennsylvania (concluded)
Philadelphia, Pennsylvania, Hospitals and Higher
Education Facilities Authority, Hospital Revenue
Refunding Bonds, VRDN, (Children’s Hospital
Project) (b)(c):
Series A, 4.25%, 7/01/22	$ 7,500	$ 7,500,000
Series B, 4.25%, 7/01/25	6,000	6,000,000

Quakertown, Pennsylvania, General Authority Revenue
Refunding Bonds (University of Pennsylvania
Project), VRDN,, 1.65%, 7/01/34 (b)(c)	4,700	4,700,000

Saint Mary Hospital Authority of Bucks County,
Pennsylvania, Revenue Bonds (Catholic Health
Initiatives), VRDN, Series C, 8%, 5/01/44 (b)(c)	24,050	24,050,000

Schuylkill County, Pennsylvania, IDA, Revenue
Bonds (K Tamaqua, LP Project), VRDN, AMT,
8.20%, 1/01/32 (b)(c)	1,415	1,415,000

Southcentral General Authority, Pennsylvania, Revenue
Bonds (Homewood at Hanover Project), VRDN,
7.96%, 12/01/28 (b)(c)	16,900	16,900,000

University of Pittsburgh, Pennsylvania, The
Commonwealth System of Higher Education,
Revenue Bonds, VRDN, (University Capital
Project) (b)(c):
Series A, 8.25%, 9/15/39	14,500	14,500,000
Series C, 8.25%, 9/15/35	1,000	1,000,000

University of Pittsburgh, Pennsylvania, The
Commonwealth System of Higher Education,
Revenue Refunding Bonds, VRDN, (University
Capital Project) Series B (b)(c):
8.25%, 9/15/24	1,200	1,200,000
8.25%, 9/15/29	3,700	3,700,000

Upper Merion, Pennsylvania, General Authority
Lease, Revenue Refunding Bonds, VRDN,
8.04%, 9/01/16 (b)(c)	500	500,000

Upper Merion, Pennsylvania, Municipal Utility
Authority, Revenue Refunding Bonds, VRDN,
8.04%, 9/01/16 (b)(c)	600	600,000

Venango, Pennsylvania, IDA, CP:
1.70%, 11/21/08	3,868	3,868,000
1.80%, 12/09/08	15,266	15,266,000

Washington County, Pennsylvania, Authority Revenue
Refunding Bonds (University of Pennsylvania),
VRDN, 7.75%, 7/01/34 (b)(c)	12,645	12,645,000

Wilkins Area IDA, Pennsylvania, Revenue Refunding
Bonds (Fairview Extended Care Services), VRDN,
Series B, 7.20%, 1/01/21 (b)(c)	2,500	2,500,000

York County, Pennsylvania, IDA, Revenue
Bonds (495 Leasing Project), VRDN, AMT,
7.70%, 6/01/21 (b)(c)	1,505	1,505,000

Total Investments (Cost — $511,423,983*) — 81.1%		511,423,983
Other Assets Less Liabilities — 18.9%		119,525,543

Net Assets — 100.0%		$630,949,526

* Cost for federal income tax purposes.
(a) FSA Insured.
(b) Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.
(c) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.
(d) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e) U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
•Effective April 1,2008,the Fund adopted Financial Accounting Standards
Board Statement of Financial Accounting Standards No. 157, “Fair Value
Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical securities
•Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the
Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	—
Level 2	$511,423,983
Level 3	—

Total	$511,423,983

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

41

Statements of Assets and Liabilities

	CMA	CMA	CMA
September 30, 2008 (Unaudited)	Arizona	California	Connecticut

Assets

Investments at value — unaffiliated[1]	$ 145,648,540	$2,938,244,541	$ 598,352,612
Cash	17,369,612	364,344,578	3,305,762
Investments sold receivable	5,172,175	87,325,092	10,495,714
Interest receivable	506,452	13,346,690	3,430,297
Prepaid expenses	6,876	91,414	23,966
Capital shares sold receivable	—	142,109	—
Other assets	—	—	—

Total assets	168,703,655	3,403,494,424	615,608,351

Liabilities

Investment advisory fees payable	77,273	1,212,615	263,566
Distribution fees payable	25,717	494,567	91,649
Investments purchased payable	—	—	—
Other affiliates payable	5,787	79,033	14,163
Capital shares redeemed payable	1,375	—	13,643
Officer’s and Trustees’ fees payable	3,369	330	56
Other liabilities	—	—	—
Other accrued expenses payable	3,764	103,897	28,109

Total liabilities	117,285	1,890,442	411,186

Net Assets	$ 168,586,370	$3,401,603,982	$ 615,197,165

Net Assets Consist of

Par value, $0.10 per share, unlimited number of shares authorized[2]	$ 16,865,474	$ 340,106,934	$ 61,508,374
Paid-in capital in excess of par	151,759,859	3,060,587,193	553,501,045
Undistributed net investment income	45	—	—
Accumulated net realized gain (loss)	(39,008)	909,855	187,746

Net Assets, $1.00 net asset value per share	$ 168,586,370	$3,401,603,982	$ 615,197,165

[1] Investments at cost — unaffiliated	$ 145,648,540	$2,938,244,541	$ 598,352,612

[2] Shares issued and outstanding	168,654,741	3,401,069,342	615,083,753

See Notes to Financial Statements.

42 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

CMA	CMA	CMA	CMA	CMA	CMA	CMA	CMA
Florida	Massachusetts	Michigan	New Jersey	New York	North Carolina	Ohio	Pennsylvania

$ 233,975,928	$ 383,206,993	$ 223,869,898	$1,293,086,697	$2,513,731,119	$ 157,561,290	$ 380,438,439	$ 511,423,983
67,971,618	22,249,876	61,932,023	87,988,418	245,141,741	5,030,652	15,840,024	56,174,774
12,232,766	1,034,622	4,541,503	56,712,996	136,041,242	8,262,828	15,138,637	61,389,847
976,640	1,522,103	828,330	9,032,094	11,765,439	808,255	2,664,394	2,328,327
14,045	14,766	17,860	33,694	81,012	11,152	17,121	18,850
—	—	—	—	—	—	—	—
—	—	—	610	—	—	126	—

315,170,997	408,028,360	291,189,614	1,446,854,509	2,906,760,553	171,674,177	414,098,741	631,335,781

123,600	186,529	119,967	559,662	1,101,919	75,443	185,131	253,909
34,002	62,610	38,788	214,951	460,689	25,297	61,803	82,656
—	—	—	—	—	—	904,392	—
8,593	13,616	8,955	39,449	86,337	7,001	13,370	19,066
6,812	1,539	4,093	18,602	39,909	1,740	2,286	8,143
27	39	27	139	308	21	40	57
—	—	126	—	1,261	51	—	139
995	12,517	11,943	35,122	85,810	13,031	14,331	22,285

174,029	276,850	183,899	867,925	1,776,233	122,584	1,181,353	386,255

$ 314,996,968	$ 407,751,510	$ 291,005,715	$1,445,986,584	$2,904,984,320	$ 171,551,593	$ 412,917,388	$ 630,949,526

$ 31,499,599	$ 40,772,702	$ 29,113,974	$ 144,587,811	$ 290,506,602	$ 17,158,049	$ 41,269,744	$ 63,105,547
283,288,631	366,954,218	261,958,775	1,301,289,976	2,614,151,187	154,407,072	371,427,693	567,887,124
207,760	—	—	6,926	—	—	—	—
978	24,590	(67,034)	101,871	326,531	(13,528)	219,951	(43,145)

$ 314,996,968	$ 407,751,510	$ 291,005,715	$1,445,986,584	$2,904,984,320	$ 171,551,593	$ 412,917,388	$ 630,949,526

$ 233,975,928	$ 383,206,993	$ 223,869,898	$1,293,086,697	$2,513,731,119	$ 157,561,290	$ 380,438,439	$ 511,423,983

314,995,990	407,727,018	291,139,741	1,445,878,115	2,905,066,024	171,580,486	412,697,437	631,055,469

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

43

Statements of Operations

	CMA	CMA	CMA
Six Months Ended September 30, 2008 (Unaudited)	Arizona	California	Connecticut

Investment Income

Interest	$ 2,196,929	$ 40,644,152	$ 7,056,809

Expenses

Investment advisory	487,681	7,753,137	1,623,057
Distribution	120,078	2,329,784	419,358
Accounting services	25,022	207,345	62,453
Transfer agent	9,300	153,648	29,290
Professional	24,397	23,564	24,615
Custodian	3,912	48,361	9,764
Officer and Trustees	9,544	30,170	11,854
Registration	11,125	33,946	11,631
Printing	1,406	25,811	4,460
Miscellaneous	11,506	45,407	14,638

Total expenses	703,971	10,651,173	2,211,120
Less fees paid indirectly	(85)	—	(38)

Total expenses after fees paid indirectly	703,886	10,651,173	2,211,082

Net investment income	1,493,043	29,992,979	4,845,727

Realized Gain (Loss)

Net realized gain (loss) from investments	—	75,986	73,491

Net Increase in Net Assets Resulting from Operations	$ 1,493,043	$ 30,068,965	$ 4,919,218

See Notes to Financial Statements.

44 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

CMA	CMA	CMA	CMA	CMA	CMA	CMA	CMA
Florida	Massachusetts	Michigan	New Jersey	New York	North Carolina	Ohio	Pennsylvania

$ 3,682,076	$ 4,772,262	$ 3,620,883	$ 18,019,692	$ 37,273,435	$ 2,545,675	$ 5,508,503	$ 7,340,666

873,013	1,156,650	788,515	3,578,614	7,298,021	576,669	1,181,489	1,644,296
170,797	287,215	184,372	1,013,887	2,230,758	142,926	292,430	404,514
36,055	46,924	35,099	127,867	199,233	27,464	46,964	62,649
17,753	32,668	21,263	84,621	187,950	16,704	31,688	42,882
24,651	23,036	27,641	25,911	29,294	27,516	22,300	25,831
7,631	7,253	6,272	24,713	46,736	4,949	8,658	11,577
10,114	10,880	10,370	17,741	27,985	10,058	11,004	11,780
10,908	11,581	12,501	12,378	18,459	9,592	7,128	13,790
2,586	3,102	2,279	11,698	24,004	1,873	3,145	4,315
16,090	14,477	18,310	25,144	48,898	13,631	21,248	26,025

1,169,598	1,593,786	1,106,622	4,922,574	10,111,338	831,382	1,626,054	2,247,659
(434)	—	(123)	—	(636)	(166)	(294)	(120)

1,169,164	1,593,786	1,106,499	4,922,574	10,110,702	831,216	1,625,760	2,247,539

2,512,912	3,178,476	2,514,384	13,097,118	27,162,733	1,714,459	3,882,743	5,093,127

14,794	24,590	125	(99,109)	253,188	(12,322)	174,701	80,013

$ 2,527,706	$ 3,203,066	$ 2,514,509	$ 12,998,009	$ 27,415,921	$ 1,702,137	$ 4,057,444	$ 5,173,140

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

45

Statements of Changes in Net Assets

	CMA Arizona		CMA California
	Six Months		Six Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2008	March 31,	2008	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008	(Unaudited)	2008

Operations

Net investment income	$ 1,493,043	$ 5,328,863	$ 29,992,979	$ 94,881,661
Net realized gain (loss)	—	7,374	75,986	1,046,322

Net increase in net assets resulting from operations	1,493,043	5,336,237	30,068,965	95,927,983

Dividends and Distributions to Shareholders From

Net investment income	(1,493,043)	(5,328,863)	(29,992,979)	(94,881,661)
Net realized gain	—	—	—	(216,725)

Decrease in net assets resulting from dividends and distributions to shareholders	(1,493,043)	(5,328,863)	(29,992,979)	(95,098,386)

Capital Share Transactions

Net proceeds from sale of shares	454,209,999	1,089,875,930	11,028,115,842	21,053,676,025
Reinvestment of dividends	1,493,089	5,328,809	29,992,967	95,097,346
Cost of shares redeemed	(491,631,548)	(1,074,138,938)	(11,588,030,586)	(20,592,372,225)

Net increase (decrease) in net assets derived from share transactions	(35,928,460)	21,065,801	(529,921,777)	556,401,146

Net Assets

Total increase (decrease) in net assets	(35,928,460)	21,073,175	(529,845,791)	557,230,743
Beginning of period	204,514,830	183,441,655	3,931,449,773	3,374,219,030

End of period	$ 168,586,370	$ 204,514,830	$ 3,401,603,982	$ 3,931,449,773

End of period undistributed net investment income	$ 45	$ 45	—	—

See Notes to Financial Statements.

46 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

CMA Connecticut		CMA Florida		CMA Massachusetts		CMA Michigan

Six Months		Six Months		Six Months		Six Months
Ended		Ended		Ended		Ended
September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
2008	March 31,	2008	March 31,	2008	March 31,	2008	March 31,
(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008

$ 4,845,727	$ 16,226,305	$ 2,512,912	$ 8,759,827	$ 3,178,476	$ 11,660,531	$ 2,514,384	$ 8,116,882
73,491	203,706	14,794	(2,806)	24,590	34,943	125	21,357

4,919,218	16,430,011	2,527,706	8,757,021	3,203,066	11,695,474	2,514,509	8,138,239

(4,845,727)	(16,226,305)	(2,512,912)	(8,759,827)	(3,178,476)	(11,660,531)	(2,514,384)	(8,116,882)
—	(25,122)	—	—	—	(62,331)	—	—

(4,845,727)	(16,251,427)	(2,512,912)	(8,759,827)	(3,178,476)	(11,722,862)	(2,514,384)	(8,116,882)

1,800,023,948	3,487,123,229	1,333,803,606	2,659,652,272	1,218,907,599	3,143,873,790	895,091,721	1,738,807,872
4,846,002	16,251,580	2,512,908	8,759,815	3,178,610	11,722,824	2,514,200	8,116,886
(1,866,093,645)	(3,371,256,277)	(1,394,178,202)	(2,603,654,195)	(1,281,169,576)	(3,092,649,599)	(927,812,225)	(1,688,160,329)

(61,223,695)	132,118,532	(57,861,688)	64,757,892	(59,083,367)	62,947,015	(30,206,304)	58,764,429

(61,150,204)	132,297,116	(57,846,894)	64,755,086	(59,058,777)	62,919,627	(30,206,179)	58,785,786
676,347,369	544,050,253	372,843,862	308,088,776	466,810,287	403,890,660	321,211,894	262,426,108

$ 615,197,165	$ 676,347,369	$ 314,996,968	$ 372,843,862	$ 407,751,510	$ 466,810,287	$ 291,005,715	$ 321,211,894

—	—	$ 207,760	$ 207,760	—	—	—	—

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

47

Statements of Changes in Net Assets (concluded)

	CMA New Jersey

	Six Months
	Ended
	September 30,	Year Ended
	2008	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2008

Operations

Net investment income	$ 13,097,118	$ 39,991,749
Net realized gain (loss)	(99,109)	301,006

Net increase in net assets resulting from operations	12,998,009	40,292,755

Dividends and Distributions to Shareholders From

Net investment income	(13,090,192)	(39,991,749)
Net realized gain	—	—

Decrease in net assets resulting from dividends and distributions to shareholders	(13,090,192)	(39,991,749)

Capital Share Transactions

Net proceeds from sale of shares	3,967,822,047	7,281,359,614
Reinvestment of dividends	13,089,912	39,992,701
Cost of shares redeemed	(4,306,522,087)	(6,892,046,084)

Net increase (decrease) in net assets derived from share transactions	(325,610,128)	429,306,231

Net Assets

Total increase (decrease) in net assets	(325,702,311)	429,607,237
Beginning of period	1,771,688,895	1,342,081,658

End of period	$1,445,986,584	$1,771,688,895

End of period undistributed net investment income	$ 6,926	—

See Notes to Financial Statements.

48 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

CMA New York		CMA North Carolina		CMA Ohio		CMA Pennsylvania

Six Months		Six Months		Six Months		Six Months
Ended		Ended		Ended		Ended
September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended	September 30,	Year Ended
2008	March 31,	2008	March 31,	2008	March 31,	2008	March 31,
(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008	(Unaudited)	2008

$ 27,162,733	$ 87,947,719	$ 1,714,459	$ 5,956,485	$ 3,882,743	$ 11,012,330	$ 5,093,127	$ 15,887,463
253,188	247,969	(12,322)	(340)	174,701	45,250	80,013	4,591

27,415,921	88,195,688	1,702,137	5,956,145	4,057,444	11,057,580	5,173,140	15,892,054

(27,162,733)	(87,947,719)	(1,714,459)	(5,956,485)	(3,882,743)	(11,012,330)	(5,093,127)	(15,887,463)
—	(198,331)	—	—	—	(6,304)	—	—

(27,162,733)	(88,146,050)	(1,714,459)	(5,956,485)	(3,882,743)	(11,018,634)	(5,093,127)	(15,887,463)

7,795,608,844	18,185,007,725	523,206,619	1,015,685,337	961,445,624	1,819,200,452	2,067,453,963	4,189,533,980
27,161,074	88,145,520	1,714,328	5,956,620	3,883,092	11,018,412	5,093,209	15,890,649
(8,562,881,736)	(17,464,064,444)	(630,033,907)	(944,342,476)	(1,033,508,216)	(1,727,796,401)	(2,109,029,270)	(4,053,826,927)

(740,111,818)	809,088,801	(105,112,960)	77,299,481	(68,179,500)	102,422,463	(36,482,098)	151,597,702

(739,858,630)	809,138,439	(105,125,282)	77,299,141	(68,004,799)	102,461,409	(36,402,085)	151,602,293
3,644,842,950	2,835,704,511	276,676,875	199,377,734	480,922,187	378,460,778	667,351,611	515,749,318

$ 2,904,984,320	$ 3,644,842,950	$ 171,551,593	$ 276,676,875	$ 412,917,388	$ 480,922,187	$ 630,949,526	$ 667,351,611

—	—	—	—	—	—	—	—

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

49

Financial Highlights				CMA Arizona Municipal Money Fund
	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.01	0.03	0.03	0.02	0.01	0.00[1]
Net realized gain (loss)	—	0.00[1]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00[1]

Net increase from investment operations	0.01	0.03	0.03	0.02	0.01	0.00[1]

Dividends from net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	0.79%[3]	2.82%	2.91%	2.13%	0.77%	0.35%

Ratios to Average Net Assets

Total expenses after fees paid indirectly	0.72%[4]	0.72%	0.73%	0.72%	0.74%	0.74%

Total expenses	0.72%[4]	0.72%	0.73%	0.72%	0.74%	0.74%

Net investment income	1.53%[4]	2.75%	2.89%	2.11%	0.78%	0.36%

Supplemental Data

Net assets, end of period (000)	$ 168,586	$ 204,515	$ 183,442	$ 169,647	$ 168,983	$ 167,386

[1]	Amount is less than $0.01 per share.

[2]	Amount is less than $(0.01) per share.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

50 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Financial Highlights (continued)				CMA California Municipal Money Fund
	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.01	0.03	0.03	0.02	0.01	0.00[1]
Net realized gain (loss)	0.00[1]	0.00[1]	0.00[1]	(0.00)[2]	0.00[1]	(0.00)[2]

Net increase from investment operations	0.01	0.03	0.03	0.02	0.01	0.00[1]

Dividends and distributions from:
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]
Net realized gain	—	(0.00)[2]	(0.00)[2]	—	—	—

Total dividends and distributions	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	0.79%[3]	2.90%	2.99%	2.14%	0.89%	0.49%

Ratios to Average Net Assets

Total expenses	0.55%[4]	0.55%	0.57%	0.57%	0.57%	0.57%

Net investment income	1.54%[4]	2.82%	2.96%	2.12%	0.90%	0.50%

Supplemental Data

Net assets, end of period (000)	$ 3,401,604	$ 3,931,450	$ 3,374,219	$ 2,693,459	$ 2,395,426	$ 2,338,900

[1]	Amount is less than $0.01 per share.

[2]	Amount is less than $(0.01) per share.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

51

Financial Highlights (continued)				CMA Connecticut Municipal Money Fund
	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.01	0.03	0.03	0.02	0.01	0.00[1]
Net realized gain (loss)	0.00[1]	0.00[1]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00[1]

Net increase from investment operations	0.01	0.03	0.03	0.02	0.01	0.00[1]

Dividends and distributions from:
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]
Net realized gain	—	(0.00)[2]	—	—	(0.00)[2]	—

Total dividends and distributions	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	0.73%[3]	2.75%	2.87%	2.05%	0.74%	0.34%

Ratios to Average Net Assets

Total expenses after waiver and fees paid indirectly	0.65%[4]	0.67%	0.68%	0.68%	0.67%	0.66%

Total expenses after waiver and before fees paid indirectly	0.65%[4]	0.67%	0.68%	0.68%	0.67%	0.67%

Total expenses	0.65%[4]	0.67%	0.68%	0.68%	0.67%	0.67%

Net investment income	1.44%[4]	2.68%	2.85%	2.03%	0.72%	0.34%

Supplemental Data

Net assets, end of period (000)	$ 615,197	$ 676,347	$ 544,050	$ 510,151	$ 519,765	$ 595,841

[1]	Amount is less than $0.01 per share.

[2]	Amount is less than $(0.01) per share.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

52 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Financial Highlights (continued)		CMA Florida Municipal Money Fund

	Six Months Ended		Period
	September 30,	Year Ended		November 15, 20051
	2008	March 31,		to March 31,
	(Unaudited)	2008	2007	2006
Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.01	0.03	0.03	0.01
Net realized gain (loss)	0.00[2]	(0.00)[3]	(0.00)[3]	0.00[2]

Net increase from investment operations	0.01	0.03	0.03	0.01

Dividends and distributions from:
Net investment income	(0.01)	(0.03)	(0.03)	(0.01)
Net realized gain	—	—	(0.00)[3]	—

Total dividends and distributions	(0.01)	(0.03)	(0.03)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	0.73%[4]	2.80%	2.90%	0.94%[4]

Ratios to Average Net Assets

Total expenses after waiver and fees paid indirectly	0.67%[5]	0.69%	0.70%	0.58%[5]

Total expenses after waiver and before fees paid indirectly	0.67%[5]	0.69%	0.70%	0.58%[5]

Total expenses	0.67%[5]	0.69%	0.71%	0.72%[5]

Net investment income	1.44%[5]	2.74%	2.88%	2.55%[5]

Supplemental Data

Net assets, end of period (000)	$ 314,997	$ 372,844	$ 308,089	$ 472,295

[1]	Commencement of Operations.

[2]	Amount is less than $0.01 per share.

[3]	Amount is less than $(0.01) per share.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

53

Financial Highlights (continued)			CMA Massachusetts Municipal Money Fund
	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.01	0.03	0.03	0.02	0.01	0.00[1]
Net realized gain (loss)	0.00[1]	0.00[1]	0.00[1]	—	(0.00)[2]	0.00[1]

Net increase from investment operations	0.01	0.03	0.03	0.02	0.01	0.00[1]

Dividends and distributions from:
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]
Net realized gain	—	(0.00)[2]	—	—	(0.00)[2]	(0.00)[2]

Total dividends and distributions	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	0.70%[3]	2.76%	2.89%	2.04%	0.76%	0.38%

Ratios to Average Net Assets

Total expenses	0.69%[4]	0.70%	0.69%	0.70%	0.71%	0.70%

Net investment income	1.37%[4]	2.68%	2.87%	2.03%	0.74%	0.38%

Supplemental Data

Net assets, end of period (000)	$ 407,752	$ 466,810	$ 403,891	$ 345,065	$ 345,043	$ 372,239

[1]	Amount is less than $0.01 per share.

[2]	Amount is less than $(0.01) per share.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

54 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Financial Highlights (continued)				CMA Michigan Municipal Money Fund
	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.01	0.03	0.03	0.02	0.01	0.00[1]
Net realized gain (loss)	0.00[1]	0.00[1]	0.00[1]	(0.00)[2]	(0.00)[2]	0.00[1]

Net increase from investment operations	0.01	0.03	0.03	0.02	0.01	0.00[1]

Dividends from net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	0.82%[3]	2.84%	2.95%	2.09%	0.82%	0.42%

Ratios to Average Net Assets

Total expenses after fees paid indirectly	0.70%[4]	0.71%	0.71%	0.70%	0.70%	0.70%

Total expenses	0.70%[4]	0.71%	0.71%	0.70%	0.70%	0.70%

Net investment income	1.59%[4]	2.78%	2.93%	2.06%	0.80%	0.43%

Supplemental Data

Net assets, end of period (000)	$ 291,006	$ 321,212	$ 262,426	$ 283,669	$ 271,421	$ 327,492

[1]	Amount is less than $0.01 per share.

[2]	Amount is less than $(0.01) per share.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

55

Financial Highlights (continued)				CMA New Jersey Municipal Money Fund
	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.01	0.03	0.03	0.02	0.01	0.00[2]
Net realized gain (loss)	(0.00)[1]	0.00[2]	0.00[2]	(0.00)[1]	(0.00)[1]	0.00[2]

Net increase from investment operations	0.01	0.03	0.03	0.02	0.01	0.00[2]

Dividends and distributions from:
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[1]
Net realized gain	—	—	—	—	(0.00)[1]	(0.00)[1]

Total dividends and distributions	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[1]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	0.80%[3]	2.81%	2.93%	2.14%	0.83%	0.43%

Ratios to Average Net Assets

Total expenses	0.59%[4]	0.60%	0.62%	0.63%	0.63%	0.61%

Net investment income	1.56%[4]	2.71%	2.92%	2.12%	0.81%	0.44%

Supplemental Data

Net assets, end of period (000)	$ 1,445,987	$ 1,771,689	$ 1,342,082	$ 1,103,796	$ 1,027,382	$ 1,165,201

[1]	Amount is less than $(0.01) per share.

[2]	Amount is less than $0.01 per share.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

56 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Financial Highlights (continued)				CMA New York Municipal Money Fund
	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.01	0.03	0.03	0.02	0.01	0.00[1]
Net realized gain (loss)	0.00[1]	0.00[1]	0.00[1]	(0.00)[2]	(0.00)[2]	0.00[1]

Net increase from investment operations	0.01	0.03	0.03	0.02	0.01	0.00[1]

Dividends and distributions from:
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]
Net realized gain	—	(0.00)[2]	(0.00)[2]	—	(0.00)[2]	(0.00)[2]

Total dividends and distributions	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	0.77%[3]	2.87%	3.01%	2.15%	0.88%	0.49%

Ratios to Average Net Assets

Total expenses after fees paid indirectly	0.55%[4]	0.56%	0.57%	0.58%	0.58%	0.57%

Total expenses	0.55%[4]	0.56%	0.57%	0.58%	0.58%	0.57%

Net investment income	1.48%[4]	2.77%	2.99%	2.14%	0.86%	0.50%

Supplemental Data

Net assets, end of period (000)	$ 2,904,984	$ 3,644,843	$ 2,835,705	$ 2,510,821	$ 2,312,666	$ 2,510,413

[1]	Amount is less than $0.01 per share.

[2]	Amount is less than $(0.01) per share.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

57

Financial Highlights (continued)				CMA North Carolina Municipal Money Fund
	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.01	0.03	0.03	0.02	0.01	0.00[2]
Net realized gain (loss)	(0.00)[1]	(0.00)[1]	0.00[2]	0.00[2]	(0.00)[1]	0.00[2]

Net increase from investment operations	0.01	0.03	0.03	0.02	0.01	0.00[2]

Dividends and distributions from:
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[1]
Net realized gain	—	—	—	—	(0.00)[1]	—

Total dividends and distributions	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[1]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	0.77%[3]	2.79%	2.90%	2.08%	0.75%	0.37%

Ratios to Average Net Assets

Total expenses after fees paid indirectly	0.72%[4]	0.72%	0.73%	0.72%	0.72%	0.71%

Total expenses	0.72%[4]	0.72%	0.73%	0.72%	0.72%	0.71%

Net investment income	1.49%[4]	2.70%	2.88%	2.06%	0.72%	0.38%

Supplemental Data

Net assets, end of period (000)	$ 171,552	$ 276,677	$ 199,378	$ 203,180	$ 202,597	$ 240,576

[1]	Amount is less than $(0.01) per share.

[2]	Amount is less than $0.01 per share.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

58 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Financial Highlights (continued)				CMA Ohio Municipal Money Fund
	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.01	0.03	0.03	0.02	0.01	0.00[1]
Net realized gain	0.00[1]	0.00[1]	0.00[1]	0.00[1]	—	—

Net increase from investment operations	0.01	0.03	0.03	0.02	0.01	0.00[1]

Dividends and distributions from:
Net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]
Net realized gain	—	(0.00)[2]	(0.00)[2]	(0.00)[2]	—	—

Total dividends and distributions	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	0.84%[3]	2.83%	2.90%	2.07%	0.78%	0.43%

Ratios to Average Net Assets

Total expenses after fees paid indirectly	0.69%[4]	0.69%	0.70%	0.70%	0.70%	0.69%

Total expenses	0.69%[4]	0.69%	0.70%	0.70%	0.70%	0.69%

Net investment income	1.64%[4]	2.73%	2.88%	2.04%	0.77%	0.43%

Supplemental Data

Net assets, end of period (000)	$ 412,917	$ 480,922	$ 378,461	$ 327,056	$ 379,307	$ 414,045

[1]	Amount is less than $0.01 per share.

[2]	Amount is less than $(0.01) per share.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

59

Financial Highlights (concluded)				CMA Pennsylvania Municipal Money Fund
	Six Months Ended
	September 30,
	2008		Year Ended March 31,
	(Unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.01	0.03	0.03	0.02	0.01	0.00[1]
Net realized gain (loss)	0.00[1]	0.00[1]	(0.00)[2]	(0.00)[2]	0.00[1]	0.00[1]

Net increase from investment operations	0.01	0.03	0.03	0.02	0.01	0.00[1]

Dividends from net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.01)	(0.00)[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Investment Return

Based on net asset value	0.76%[3]	2.80%	2.95%	2.11%	0.80%	0.42%

Ratios to Average Net Assets

Total expenses after fees paid indirectly	0.66%[4]	0.67%	0.69%	0.69%	0.69%	0.68%

Total expenses	0.66%[4]	0.67%	0.69%	0.69%	0.69%	0.68%

Net investment income	1.49%[4]	2.72%	2.93%	2.09%	0.79%	0.43%

Supplemental Data

Net assets, end of period (000)	$ 630,950	$ 667,352	$ 515,749	$ 497,912	$ 454,881	$ 500,274

[1]	Amount is less than $0.01 per share.

[2]	Amount is less than $(0.01) per share.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

60 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

CMA Arizona Municipal Money Fund, CMA California Municipal Money
Fund, CMA Connecticut Municipal Money Fund, CMA Florida Municipal
Money Fund, CMA Massachusetts Municipal Money Fund, CMA Michigan
Municipal Money Fund, CMA New Jersey Municipal Money Fund,
CMA New York Municipal Money Fund, CMA North Carolina Municipal
Money Fund, CMA Ohio Municipal Money Fund and CMA Pennsylvania
Municipal Money Fund (the “Funds”) are part of CMA Multi-State
Municipal Series Trust (the “Trust”). The Funds are registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified, open-end management investment companies. The
Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments: The Funds’ securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. The Funds seek to maintain the net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities.

Dividends and Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily and paid monthly. Distributions of realized gains, if any, are recorded on the ex-dividend dates.

Income Taxes: It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds’ U.S. federal tax returns remains open for the years ended March 31, 2005 through March 31, 2007. The statutes of limita-
tions on the Funds’ state and local tax returns may remain open for an additional year depending upon jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of
Financial Accounting Standards No. 161, “Disclosures about Derivative
Instruments and Hedging Activities-an amendment of FASB Statement
No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. In September 2008, FASB Staff Position No. 133-1 and FASB
Interpretation No. 45-4 (the “FSP”), “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133
and FASB Interpretation No. 45; and Clarification of the Effective Date
of FASB Statement No. 161” was issued and is effective for fiscal years and interim periods ending after November 15, 2008. The FSP amends
FASB Statement No. 133, “Accounting for Derivative Instruments and
Hedging Activities,” to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also clarifies the effective date of FAS 161, whereby disclosures required by FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to one of the Funds are charged to that Fund. Other operating expenses shared by several funds are pro-
rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Trust, on behalf of each Fund, entered into a separate Investment
Advisory Agreement with BlackRock Advisors, LLC (the “Advisor”), an in-
direct, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. The Funds have also entered into a Distribution Agreement and a Distribution and Shareholder Servicing
Plan (the “Distribution Plan”) with Merrill Lynch, Pierce Fenner & Smith
Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch
Group, Inc. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC
Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Funds. The Advisor also performs certain administrative services necessary for the operation of the Funds. For

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

61

Notes to Financial Statements (concluded)

such services, each Fund pays a monthly fee based upon the average daily value of each Fund’s net assets, at the following annual rates:
0.50% of the first $500 million of average daily net assets; 0.425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.375% of average daily net assets in excess of $1 billion.

The Advisor has entered into a separate sub-advisory agreement, with respect to each Fund with BlackRock Investment Management, LLC
(“BIM”), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by each Fund to the Advisor.

For the six months ended September 30, 2008, the Funds reimbursed the Advisor for certain accounting services, which are included in accounting services in the Statements of Operations. The reimburse-
ments were as follows:

Accounting
Services

CMA Arizona Municipal Money Fund	$ 1,424
CMA California Municipal Money Fund	$29,923
CMA Connecticut Municipal Money Fund	$ 4,736
CMA Florida Municipal Money Fund	$ 3,106
CMA Massachusetts Municipal Money Fund	$ 3,401
CMA Michigan Municipal Money Fund	$ 2,654
CMA New Jersey Municipal Money Fund	$13,342
CMA New York Municipal Money Fund	$28,636
CMA North Carolina Municipal Money Fund	$ 1,964
CMA Ohio Municipal Money Fund	$ 3,532
CMA Pennsylvania Municipal Money Fund	$ 5,208

Pursuant to the Distribution Plan adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act, each Fund pays MLPF&S an on-
going distribution fee accrued daily and paid monthly at the annual rate of 0.125% of the Funds’ average daily net assets.

Financial Data Services, Inc. (“FDS”), a wholly owned subsidiary of
Merrill Lynch and an affiliate of the Advisor, serves as transfer agent.
Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of the Funds’ shares.

Certain officers and/or trustees of the Funds are officers and/or direc-
tors of BlackRock, Inc. or its affiliates. The Funds reimburse the Advisor for compensation paid to the Funds’ Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, reinvestment of dividends and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward: As of March 31, 2008, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	CMA Arizona	CMA Florida	CMA Michigan
	Municipal	Municipal	Municipal
	Money Fund	Money Fund	Money Fund

2009	$25,753	—	—
2010	—	—	—
2013	789	—	—
2014	3,372	—	$ 29,340
2015	9,094	$11,013	37,819
2016	—	2,466	—

Total	$39,008	$13,479	$ 67,159

		CMA North	CMA Pennsylvania
		Carolina Municipal	Municipal
		Money Fund	Money Fund

2009		—	$ 33,951
2010		—	715
2013		$ 866	—
2014		—	36,703
2015		—	51,789
2016		340	—

Total		$ 1,206	$123,158

5. Subsequent Events:

On September 15, 2008, Bank of America Corporation announced that it has agreed to acquire Merrill Lynch, one of the principal owners of
BlackRock, Inc. The purchase has been approved by the directors of both companies. Subject to shareholder and regulatory approvals, the transaction is expected to close on or before December 31, 2008.

Effective October 1, 2008, BlackRock Investments, Inc., an affiliate of the Advisor, replaced Merrill Lynch, Pierce, Fenner & Smith Incorporated
(“MLPF&S”) as the sole distributor of the Funds. The distribution fees will not change as a result of this transaction.

On October 9, 2008, the Board approved the Funds’ participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money
Market Funds (the “Program”). As a result of the Funds’ participating in the Program, shareholders will have federal insurance up to the lesser of the amount of a shareholder’s balance in the Funds as of the close of business on September 19, 2008, or the amount held in the Funds on the date that a claim is filed for payment under the Program. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed.
As a participant of the program, which expires December 18, 2008, the Funds have paid a participation fee of 0.01% of the Funds’ shares outstanding as of September 19, 2008.

62 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of CMA Multi-State Municipal Series Trust (the “Trust”)
met in person in April and June 2008 to consider the approval of the separate investment advisory agreements (collectively, the “Advisory
Agreements”) between the Trust and BlackRock Advisors, LLC (the
“Advisor”) with respect to each series of the Trust (each, a “Fund”). The
Board also considered the approval of the separate subadvisory agree-
ments between the Advisor and BlackRock Investment Management, LLC
(the “Subadvisor”) with respect to each of the Funds (collectively, the
“Subadvisory Agreements”). The Advisor and the Subadvisor are referred to herein as “BlackRock.” The Advisory Agreements and the Subadvisory
Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, eleven of whom are not “inter-
ested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Trustees are
responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Co-
Chairs of the Board are both Independent Trustees. The Board estab-
lished four standing committees: an Audit Committee, a Governance and
Nominating Committee, a Compliance Committee and a Performance
Oversight Committee, each of which is composed of, and chaired by
Independent Trustees.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment man-
agement business, including Merrill Lynch Investment Managers, L. . and certain affiliates (the “Transaction”), the Trust entered into each of the
Advisory Agreements with the Advisor with an initial two-year term and the Advisor entered into each of the Subadvisory Agreements with the
Subadvisor with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement’s initial two-year term, the
Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services pro-
vided to each Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to each Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided to each Fund and its shareholders.
Among the matters the Board considered were: (a) investment perform-
ance for one, three and five years, as applicable, against peer funds, as well as senior management’s and portfolio managers’ analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Funds, such as transfer agency fees and fees for marketing and distribution; (c) each Fund’s operating expenses; (d) the resources devoted to and compliance reports relating to each Fund’s investment objective, policies and restrictions, (e) the Trust’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services pro-
vided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) valuation and liquidity pro-
cedures; and (j) periodic overview of BlackRock’s business, including
BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2008 meeting at which approval of the Agreements was to be considered, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on each Fund’s fees and expenses and the investment performance of each Fund as com-
pared with a peer group of funds as determined by Lipper (“Peers”);
(b) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Trust, and a discussion of fall-out benefits; (c) a general analysis provided by
BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds under similar investment mandates, as well as the performance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding each
Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 16, 2008 meeting, the
Board requested and subsequently received from BlackRock (i) compre-
hensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding Fund profitability, Fund size and Fund fee levels; and (iv) additional informa-
tion on sales and redemptions.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

63

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valua-
tion and pricing of portfolio holdings of the Funds, and direct and indi-
rect benefits to BlackRock and its affiliates from their relationship with the Funds. The Board did not identify any particular information as con-
trolling, and each Trustee may have attributed different weights to the various items considered.

At an in-person meeting held on April 16, 2008, the Board discussed and considered the proposed renewal of the Agreements. As a result of the discussions, the Board requested and BlackRock provided additional information, as detailed above, in advance of the June 3 – 4, 2008
Board meeting. At the in-person meeting held on June 3 – 4, 2008, the
Board, including the Independent Trustees, unanimously approved the continuation of (a) the Advisory Agreements between the Advisor and the Trust with respect to each Fund for a one-year term ending June 30,
2009 and (b) the Subadvisory Agreements between the Advisor and the
Subadvisor with respect to each Fund for a one-year term ending June
30, 2009. The Board considered all factors it believed relevant with respect to each Fund, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the invest-
ment performance of the Fund and BlackRock portfolio management;
(iii) the advisory fee and the cost of the services and profits to be real-
ized by BlackRock and certain affiliates from the relationship with the
Fund; and (iv) economies of scale.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Trustees, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. The Board compared each
Fund’s performance to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with
BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally, and of each
Fund’s portfolio management team; BlackRock’s portfolio trading capa-
bilities; BlackRock’s use of technology; BlackRock’s commitment to com-
pliance; and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The
Board also reviewed BlackRock’s compensation structure with respect to the portfolio management teams of the Funds and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each
Fund. BlackRock and its affiliates provide the Funds with certain admin-
istrative, transfer agency, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds.
In addition to investment advisory services, BlackRock and its affiliates provide the Funds with other services, including (a) preparing disclosure documents, such as the prospectus, the statement of additional infor-
mation and shareholder reports; (b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and compliance support; and
(f) performing other administrative functions necessary for the operation of the Trust, such as tax reporting and fulfilling regulatory filing require-
ments. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Funds and BlackRock: The Board,
including the Independent Trustees, also reviewed and considered the performance history of each Fund. In preparation for the April 16, 2008 meeting, the Board was provided with reports, independently prepared by
Lipper, which included a comprehensive analysis of each Fund’s perform-
ance. The Board also reviewed a narrative and statistical analysis of the
Lipper data that was prepared by BlackRock, which analyzed various fac-
tors that affect Lipper rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in each Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select the peer funds. The Board regularly reviews the performance of each Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Boards noted with favor that BlackRock had generally avoided significant credit quality and liquidity issues in the challenging fixed-
income market that prevailed during the past 18 months.

In considering the performance data provided by Lipper, the Board noted
that performance of CMA California Municipal Money Fund, CMA New
Jersey Municipal Money Fund and CMA New York Municipal Money Fund
was at or above each Fund’s respective Peers during each of the one-, three- and five year periods reported.

The Board also noted that the performance of CMA Arizona Municipal
Money Fund, CMA Connecticut Municipal Money Fund, CMA
Massachusetts Municipal Money Fund, CMA Michigan Municipal Money
Fund, CMA North Carolina Municipal Money Fund, CMA Ohio Municipal

64 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

Money Fund and CMA Pennsylvania Municipal Money Fund was below the median for each Fund’s respective Peers during each of the one-, three- and five-year periods reported. However, the Board noted that this underperformance was not significant (underperformance was not greater than 10% of their respective median return) for any Fund for any of these periods. CMA Florida Municipal Money Fund commenced operations in November 2005 and for the one-year and since inception periods has underperformed the median of its Peers. However, the Board noted that this underperformance was not significant (underperformance was not greater than 10% of their respective median return) for any of these periods.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with the Funds: The Board, including the Independent
Trustees, reviewed each Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared each Fund’s total expenses to those of other comparable funds. The Board consid-
ered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it pro-
vided to the Funds. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Funds.
The Board reviewed BlackRock’s profitability with respect to each
Fund and each fund the Board currently oversees for the year ended
December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relat-
ing to the management and distribution, as pertinent, of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether
BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board noted that although CMA Arizona Municipal Money Fund,
CMA California Municipal Money Fund, CMA Florida Municipal Money
Fund, CMA Michigan Municipal Money Fund, CMA New Jersey Municipal
Money Fund, CMA New York Municipal Money Fund and CMA North

Carolina Municipal Money Fund each paid contractual advisory fees, prior to any expense reimbursements, higher than its Peers, such fees were within five basis points of the median amount.

CMA Connecticut Municipal Money Fund, CMA Massachusetts Municipal
Money Fund, CMA Ohio Municipal Money Fund and CMA Pennsylvania
Municipal Money Fund each paid contractual advisory fees above the median of the Fund’s Peer Group. In response to the Board’s concern,
BlackRock informed the Board that each Fund’s contractual manage-
ment fees (i.e., advisory fees plus any administration fees) were within five basis points of the median contractual management fee of each
Fund’s Peers.

The Board also took into account that each Fund’s advisory fee arrange-
ment includes breakpoints that adjust the fee rate downward as the size of the Fund increases, thereby allowing shareholders the potential to participate in economies of scale.

D. Economies of Scale: The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Funds increase and whether there should be changes in the advisory fee rate or structure in order to enable the Funds to participate in these economies of scale. The Board, including the
Independent Trustees, considered whether the shareholders would bene-
fit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board consid-
ered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it con-
tinues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that each Fund’s management fee is appropriate in light of the scale of that Fund.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock may derive from its relationship with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the
Funds, including for administrative, transfer agency and distribution serv-
ices. The Board also noted that BlackRock may use third party research, obtained by soft dollars generated by certain mutual fund transactions, to assist itself in managing all or a number of its other client accounts.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

65

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and trade execu-
tion practices throughout the year.

Conclusion

The Board approved the continuation of (a) the Advisory Agreements between the Advisor and the Trust with respect to each Fund for a one-
year term ending June 30, 2009 and (b) the Subadvisory Agreements between the Advisor and Subadvisor with respect to each Fund for a one-year term ending June 30, 2009. Based upon its evaluation of all these factors in their totality, the Board, including the Independent
Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Funds and the Funds’ share-
holders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Trustees and prede-
cessor Trustees, and discussions between the Trustees (and predecessor
Trustees) and BlackRock (and predecessor advisors). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee
Rodney D. Johnson, Co-Chairman of the Board and Trustee
David O. Beim, Trustee
Richard S. Davis, Trustee
Henry Gabbay, Trustee
Dr. Matina Horner, Trustee
Herbert I. London, Trustee
Cynthia A. Montgomery, Trustee
Joseph . Platt, Jr., Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Chairman of the Audit Committee and Trustee
Frederick W. Winter, Trustee
Donald C. Burke, Trust President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Trust
Howard B. Surloff, Secretary

Fund Address
CMA Multi-State Municipal Series Trust
100 Bellevue Parkway
Wilmington, DE 19809

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

66 CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

Additional Information

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (“SEC”) for the first and third quar-
ters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

General Information

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us other-
wise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Funds at (800) 441-7762.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

CMA MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2008

67

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Trust’s current prospectus. An investment in the Funds is not insured or guaran-
teed by the Federal Deposit Insurance Corporation or any other government agency other than with respect to the Funds’ participation in the U.S. Treasury Department Guarantee Program for Money Market Funds disclosed in this semi-annual report. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a repre-
sentation of future performance. For current month-end performance information, call (800) 882-0052. The Funds’ current seven-day yields more closely reflect the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com or by calling
(800) 441-7762 and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

#CMASTATES-9/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under
Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous
Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies –
Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated
Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance
Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s
Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Multi-State Municipal Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
CMA Multi-State Municipal Series Trust

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
CMA Multi-State Municipal Series Trust

Date: November 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
CMA Multi-State Municipal Series Trust

Date: November 24, 2008